Quarterly Report
March 31, 2025
State Street Variable Insurance Series Funds, Inc.

State Street Variable Insurance Series Funds, Inc.
Quarterly Report
March 31, 2025
Table of Contents (Unaudited)

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.0% †
Aerospace & Defense - 0.6%
RTX Corp.	897	$118,817
Apparel Retail - 0.2%
Ross Stores, Inc.	339	43,321
Application Software - 2.5%
Adobe, Inc. (a)	424	162,617
Intuit, Inc.	92	56,487
Salesforce, Inc.	407	109,223
Synopsys, Inc. (a)	364	156,101
		484,428
Automobile Manufacturers - 1.0%
General Motors Co.	2,166	101,867
Tesla, Inc. (a)	371	96,148
		198,015
Automotive Retail - 0.7%
O'Reilly Automotive, Inc. (a)	93	133,230
Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc. (a)	463	32,730
Vertex Pharmaceuticals, Inc. (a)	309	149,809
		182,539
Broadline Retail - 4.5%
Amazon.com, Inc. (a)	4,533	862,449
Building Products - 0.6%
Trane Technologies PLC	320	107,814
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	275	131,486
Consumer Staples Merchandise Retail - 1.3%
Costco Wholesale Corp.	72	68,096
Walmart, Inc.	2,013	176,721
		244,817
Data Processing & Outsourced Services - 1.0%
Broadridge Financial Solutions, Inc.	794	192,513
Diversified Banks - 3.9%
Bank of America Corp.	7,441	310,513
JPMorgan Chase & Co.	1,768	433,690
		744,203
Electric Utilities - 1.2%
NextEra Energy, Inc.	3,231	229,046
Electrical Components & Equipment - 1.7%
Eaton Corp. PLC	395	107,373
Emerson Electric Co.	1,972	216,210
		323,583
Electronic Components - 0.3%
Amphenol Corp., Class A	767	50,307
Environmental & Facilities Services - 1.9%
Tetra Tech, Inc.	3,203	93,688
Waste Management, Inc.	1,130	261,606
		355,294
	Number of Shares	Fair Value
Financial Exchanges & Data - 2.3%
CME Group, Inc.	366	$97,096
Intercontinental Exchange, Inc.	573	98,843
S&P Global, Inc.	490	248,969
		444,908
Healthcare Equipment - 2.2%
Abbott Laboratories	763	101,212
Becton Dickinson & Co. (b)	1,018	233,183
IDEXX Laboratories, Inc. (a)	208	87,350
		421,745
Home Improvement Retail - 2.1%
Home Depot, Inc.	985	360,993
Lowe's Cos., Inc.	161	37,550
		398,543
Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	223	26,189
Industrial Gases - 1.5%
Linde PLC	609	283,575
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	406	246,787
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	265	64,668
Integrated Oil & Gas - 1.7%
Chevron Corp.	766	128,144
Exxon Mobil Corp.	1,666	198,137
		326,281
Interactive Media & Services - 8.0%
Alphabet, Inc., Class A	4,753	735,004
Alphabet, Inc., Class C	666	104,049
Meta Platforms, Inc., Class A	1,196	689,327
		1,528,380
Investment Banking & Brokerage - 0.7%
Goldman Sachs Group, Inc.	252	137,665
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	196	61,160
Life Sciences Tools & Services - 2.4%
Danaher Corp.	431	88,355
IQVIA Holdings, Inc. (a)	894	157,612
Thermo Fisher Scientific, Inc.	428	212,973
		458,940
Managed Healthcare - 1.3%
Elevance Health, Inc.	161	70,029
UnitedHealth Group, Inc.	343	179,646
		249,675
Movies & Entertainment - 1.0%
Netflix, Inc. (a)	116	108,173
Walt Disney Co.	875	86,363
		194,536
Multi-Line Insurance - 0.2%
American International Group, Inc.	474	41,210

See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc., Class B (a)	550	$292,919
Multi-Utilities - 0.8%
CMS Energy Corp.	713	53,553
Sempra	1,296	92,483
		146,036
Oil & Gas Equipment & Services - 0.3%
Schlumberger NV	1,233	51,539
Oil & Gas Exploration & Production - 1.1%
ConocoPhillips	2,025	212,665
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	464	31,482
Passenger Ground Transportation - 1.2%
Uber Technologies, Inc. (a)	3,255	237,159
Personal Care Products - 1.1%
Kenvue, Inc.	9,058	217,211
Pharmaceuticals - 5.1%
AstraZeneca PLC ADR	1,322	97,167
Eli Lilly & Co.	302	249,425
Johnson & Johnson	2,185	362,360
Merck & Co., Inc.	3,083	276,730
		985,682
Property & Casualty Insurance - 1.5%
Chubb Ltd.	659	199,011
Progressive Corp.	345	97,639
		296,650
Rail Transportation - 0.6%
Union Pacific Corp.	465	109,852
Real Estate Services - 0.6%
CBRE Group, Inc., Class A (a)	834	109,070
Regional Banks - 0.3%
Regions Financial Corp.	2,483	53,956
Restaurants - 0.6%
McDonald's Corp.	354	110,579
Semiconductor Materials & Equipment - 1.1%
Applied Materials, Inc.	1,196	173,563
ASML Holding NV NY Reg Shrs	55	36,445
		210,008
Semiconductors - 10.5%
Advanced Micro Devices, Inc. (a)	737	75,719
Broadcom, Inc.	2,452	410,538
NVIDIA Corp.	12,016	1,302,294
ON Semiconductor Corp. (a)	2,801	113,973
Texas Instruments, Inc.	631	113,391
		2,015,915
Soft Drinks & Non-alcoholic Beverages - 1.0%
Monster Beverage Corp. (a)	1,420	83,098
PepsiCo, Inc.	736	110,356
		193,454
	Number of Shares	Fair Value
Specialty Chemicals - 0.4%
Ecolab, Inc.	181	$45,887
International Flavors & Fragrances, Inc.	365	28,328
		74,215
Systems Software - 7.8%
Microsoft Corp.	3,445	1,293,219
Oracle Corp.	693	96,888
ServiceNow, Inc. (a)	134	106,683
		1,496,790
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	5,375	1,193,949
Telecom Tower REITs - 1.3%
American Tower Corp.	1,160	252,416
Tobacco - 1.0%
Philip Morris International, Inc.	1,185	188,095
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	364	228,119
WW Grainger, Inc.	71	70,136
		298,255
Transaction & Payment Processing Services - 3.5%
Fidelity National Information Services, Inc.	780	58,250
Mastercard, Inc., Class A	383	209,930
Visa, Inc., Class A	1,128	395,319
		663,499
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	237	63,210
Total Common Stock (Cost $11,709,414)		18,790,730
Short-Term Investments - 3.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (c)(d) (Cost $578,052)	578,052	578,052
Total Investments (Cost $12,287,466)		19,368,782
Liabilities in Excess of Other Assets, net - (1.0)%		(185,866)
NET ASSETS - 100.0%		$19,182,916

See Notes to Schedule of Investments.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2025	8	$228,080	$226,130	$(1,950)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$18,790,730	$—	$—	$18,790,730
Short-Term Investments	578,052	—	—	578,052
Total Investments in Securities	$19,368,782	$—	$—	$19,368,782
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(1,950)	—	—	(1,950)
Total Other Financial Instruments	$(1,950)	$—	$—	$(1,950)

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	331,182	$331,182	$1,139,667	$892,797	$—	$—	578,052	$578,052	$5,907
See Notes to Schedule of Investments.
State Street U.S. Equity V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.2% †
Advertising - 0.1%
Interpublic Group of Cos., Inc.	1,462	$39,708
Omnicom Group, Inc.	714	59,198
		98,906
Aerospace & Defense - 2.0%
Axon Enterprise, Inc. (a)	279	146,740
Boeing Co. (a)	2,886	492,207
General Dynamics Corp.	969	264,130
General Electric Co.	4,116	823,818
Howmet Aerospace, Inc.	1,536	199,265
Huntington Ingalls Industries, Inc.	152	31,014
L3Harris Technologies, Inc.	673	140,866
Lockheed Martin Corp.	797	356,028
Northrop Grumman Corp.	512	262,149
RTX Corp.	5,107	676,473
Textron, Inc.	723	52,237
TransDigm Group, Inc.	217	300,174
		3,745,101
Agricultural & Farm Machinery - 0.2%
Deere & Co.	965	452,923
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,884	90,451
Bunge Global SA	527	40,273
		130,724
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	452	46,285
Expeditors International of Washington, Inc.	528	63,492
FedEx Corp.	834	203,313
United Parcel Service, Inc., Class B	2,783	306,102
		619,192
Apparel Retail - 0.4%
Ross Stores, Inc.	1,231	157,309
TJX Cos., Inc.	4,302	523,984
		681,293
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	441	124,829
Ralph Lauren Corp.	170	37,526
Tapestry, Inc.	754	53,089
		215,444
Application Software - 2.5%
Adobe, Inc. (a)	1,671	640,879
ANSYS, Inc. (a)	346	109,530
Autodesk, Inc. (a)	824	215,723
Cadence Design Systems, Inc. (a)	1,056	268,573
Fair Isaac Corp. (a)	95	175,195
Intuit, Inc.	1,071	657,583
Palantir Technologies, Inc., Class A (a)	7,811	659,248
PTC, Inc. (a)	479	74,221
Roper Technologies, Inc.	405	238,780
Salesforce, Inc.	3,669	984,613
Synopsys, Inc. (a)	597	256,023
Tyler Technologies, Inc. (a)	169	98,255
	Number of Shares	Fair Value
Workday, Inc., Class A (a)	840	$196,165
		4,574,788
Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	366	177,184
Bank of New York Mellon Corp.	2,777	232,907
Blackrock, Inc.	553	523,403
Blackstone, Inc.	2,752	384,674
Franklin Resources, Inc.	991	19,077
Invesco Ltd.	1,674	25,395
KKR & Co., Inc.	2,600	300,586
Northern Trust Corp.	701	69,154
State Street Corp. (b)	1,122	100,453
T. Rowe Price Group, Inc.	797	73,220
		1,906,053
Automobile Manufacturers - 1.7%
Ford Motor Co.	14,470	145,134
General Motors Co.	3,861	181,583
Tesla, Inc. (a)	10,688	2,769,902
		3,096,619
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	915	54,443
Automotive Retail - 0.3%
AutoZone, Inc. (a)	63	240,205
CarMax, Inc. (a)	578	45,038
O'Reilly Automotive, Inc. (a)	221	316,600
		601,843
Biotechnology - 1.9%
AbbVie, Inc.	6,734	1,410,908
Amgen, Inc.	2,046	637,431
Biogen, Inc. (a)	568	77,725
Gilead Sciences, Inc.	4,730	529,997
Incyte Corp. (a)	618	37,420
Moderna, Inc. (a)	1,315	37,280
Regeneron Pharmaceuticals, Inc.	404	256,229
Vertex Pharmaceuticals, Inc. (a)	981	475,608
		3,462,598
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	710	43,218
Broadcasting - 0.1%
Fox Corp., Class A	867	49,072
Fox Corp., Class B	495	26,091
Paramount Global, Class B	2,036	24,351
		99,514
Broadline Retail - 3.8%
Amazon.com, Inc. (a)	36,014	6,852,024
eBay, Inc.	1,896	128,416
		6,980,440
Building Products - 0.5%
A.O. Smith Corp.	491	32,092
Allegion PLC	298	38,877
Builders FirstSource, Inc. (a)	400	49,976
Carrier Global Corp.	3,083	195,462
Johnson Controls International PLC	2,554	204,601

See Notes to Schedule of Investments.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Lennox International, Inc.	129	$72,347
Masco Corp.	766	53,268
Trane Technologies PLC	846	285,034
		931,657
Cable & Satellite - 0.4%
Charter Communications, Inc., Class A (a)	373	137,462
Comcast Corp., Class A	14,595	538,555
		676,017
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	330	48,823
Old Dominion Freight Line, Inc.	688	113,830
		162,653
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	771	19,275
Las Vegas Sands Corp.	1,425	55,048
MGM Resorts International (a)	917	27,180
Wynn Resorts Ltd.	311	25,968
		127,471
Commodity Chemicals - 0.1%
Dow, Inc.	2,755	96,204
LyondellBasell Industries NV, Class A	1,039	73,146
		169,350
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	3,984	308,680
Cisco Systems, Inc.	15,269	942,250
F5, Inc. (a)	237	63,106
Juniper Networks, Inc.	1,208	43,718
Motorola Solutions, Inc.	627	274,507
		1,632,261
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	760	55,944
Construction & Engineering - 0.1%
Quanta Services, Inc.	584	148,441
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	1,837	605,843
Cummins, Inc.	539	168,944
PACCAR, Inc.	2,025	197,174
Westinghouse Air Brake Technologies Corp.	681	123,499
		1,095,460
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	245	117,142
Vulcan Materials Co.	474	110,584
		227,726
Consumer Electronics - 0.1%
Garmin Ltd.	597	129,627
Consumer Finance - 0.6%
American Express Co.	2,111	567,965
Capital One Financial Corp.	1,406	252,096
Discover Financial Services	989	168,822
	Number of Shares	Fair Value
Synchrony Financial	1,481	$78,404
		1,067,287
Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	1,694	1,602,152
Dollar General Corp.	888	78,082
Dollar Tree, Inc. (a)	761	57,128
Target Corp.	1,759	183,569
Walmart, Inc.	16,551	1,453,012
		3,373,943
Copper - 0.1%
Freeport-McMoRan, Inc.	5,616	212,622
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,226	175,673
Equinix, Inc.	377	307,387
		483,060
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	459	111,289
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	755	25,625
Constellation Brands, Inc., Class A	604	110,846
		136,471
Distributors - 0.1%
Genuine Parts Co.	486	57,902
LKQ Corp.	1,038	44,156
Pool Corp.	151	48,071
		150,129
Diversified Banks - 3.1%
Bank of America Corp.	25,065	1,045,962
Citigroup, Inc.	7,184	509,992
Fifth Third Bancorp	2,653	103,998
JPMorgan Chase & Co.	10,664	2,615,879
KeyCorp	3,987	63,752
PNC Financial Services Group, Inc.	1,506	264,710
U.S. Bancorp	6,014	253,911
Wells Fargo & Co.	12,604	904,841
		5,763,045
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,676	229,511
Diversified Support Services - 0.2%
Cintas Corp.	1,289	264,928
Copart, Inc. (a)	3,290	186,181
		451,109
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	2,686	30,003
Electric Utilities - 1.6%
Alliant Energy Corp.	1,002	64,479
American Electric Power Co., Inc.	1,959	214,060
Constellation Energy Corp.	1,214	244,779
Duke Energy Corp.	2,982	363,714
Edison International	1,523	89,735
Entergy Corp.	1,694	144,820

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Evergy, Inc.	888	$61,227
Eversource Energy	1,362	84,594
Exelon Corp.	3,901	179,758
FirstEnergy Corp.	1,761	71,180
NextEra Energy, Inc.	7,836	555,494
NRG Energy, Inc.	795	75,891
PG&E Corp.	8,613	147,971
Pinnacle West Capital Corp.	489	46,577
PPL Corp.	2,908	105,008
Southern Co.	4,181	384,443
Xcel Energy, Inc.	2,220	157,154
		2,990,884
Electrical Components & Equipment - 0.5%
AMETEK, Inc.	918	158,025
Eaton Corp. PLC	1,512	411,007
Emerson Electric Co.	2,155	236,274
Generac Holdings, Inc. (a)	165	20,897
Hubbell, Inc.	200	66,182
Rockwell Automation, Inc.	414	106,969
		999,354
Electronic Components - 0.2%
Amphenol Corp., Class A	4,680	306,961
Corning, Inc.	3,081	141,048
		448,009
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	691	103,491
Teledyne Technologies, Inc. (a)	186	92,574
Trimble, Inc. (a)	941	61,777
Zebra Technologies Corp., Class A (a)	212	59,903
		317,745
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	385	52,387
TE Connectivity PLC	1,084	153,191
		205,578
Environmental & Facilities Services - 0.4%
Republic Services, Inc.	792	191,791
Rollins, Inc.	1,100	59,433
Veralto Corp.	947	92,285
Waste Management, Inc.	1,413	327,124
		670,633
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	639	49,938
Corteva, Inc.	2,576	162,108
Mosaic Co.	1,227	33,141
		245,187
Financial Exchanges & Data - 1.2%
Cboe Global Markets, Inc.	418	94,589
CME Group, Inc.	1,369	363,182
FactSet Research Systems, Inc.	157	71,378
Intercontinental Exchange, Inc.	2,189	377,603
MarketAxess Holdings, Inc.	156	33,751
Moody's Corp.	598	278,483
MSCI, Inc.	292	165,126
Nasdaq, Inc.	1,512	114,700
S&P Global, Inc.	1,201	610,228
		2,109,040
	Number of Shares	Fair Value
Food Distributors - 0.1%
Sysco Corp.	1,819	$136,498
Food Retail - 0.1%
Kroger Co.	2,582	174,776
Footwear - 0.2%
Deckers Outdoor Corp. (a)	600	67,086
NIKE, Inc., Class B	4,590	291,373
		358,459
Gas Utilities - 0.1%
Atmos Energy Corp.	632	97,695
Gold - 0.1%
Newmont Corp.	4,424	213,591
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	600	55,506
Healthpeak Properties, Inc.	2,724	55,080
Ventas, Inc.	1,595	109,672
Welltower, Inc.	2,244	343,803
		564,061
Healthcare Distributors - 0.4%
Cardinal Health, Inc.	954	131,433
Cencora, Inc.	645	179,368
Henry Schein, Inc. (a)	510	34,930
McKesson Corp.	477	321,016
		666,747
Healthcare Equipment - 2.4%
Abbott Laboratories	6,611	876,949
Baxter International, Inc.	1,981	67,810
Becton Dickinson & Co.	1,085	248,530
Boston Scientific Corp. (a)	5,612	566,139
Dexcom, Inc. (a)	1,428	97,518
Edwards Lifesciences Corp. (a)	2,269	164,457
GE HealthCare Technologies, Inc.	1,721	138,902
Hologic, Inc. (a)	799	49,354
IDEXX Laboratories, Inc. (a)	321	134,804
Insulet Corp. (a)	284	74,581
Intuitive Surgical, Inc. (a)	1,363	675,053
Medtronic PLC	4,867	437,349
ResMed, Inc.	540	120,879
STERIS PLC	384	87,034
Stryker Corp.	1,309	487,275
Zimmer Biomet Holdings, Inc.	786	88,959
		4,315,593
Healthcare Facilities - 0.2%
HCA Healthcare, Inc.	679	234,628
Universal Health Services, Inc., Class B	241	45,284
		279,912
Healthcare Services - 0.5%
Cigna Group	1,040	342,160
CVS Health Corp.	4,853	328,791
DaVita, Inc. (a)	158	24,169
Labcorp Holdings, Inc.	293	68,193
Quest Diagnostics, Inc.	437	73,940
		837,253

See Notes to Schedule of Investments.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)(c)	287	$45,593
Cooper Cos., Inc. (a)	770	64,949
Solventum Corp. (a)	516	39,237
		149,779
Heavy Electrical Equipment - 0.2%
GE Vernova, Inc.	1,049	320,239
Home Building - 0.2%
DR Horton, Inc.	1,111	141,241
Lennar Corp., Class A	863	99,055
NVR, Inc. (a)	12	86,933
PulteGroup, Inc.	807	82,960
		410,189
Home Furnishing Retail - 0.0%*
Williams-Sonoma, Inc.	395	62,450
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	175	19,982
Home Improvement Retail - 1.0%
Home Depot, Inc.	3,781	1,385,699
Lowe's Cos., Inc.	2,161	504,010
		1,889,709
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	2,755	39,149
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc., Class A (a)	1,685	201,290
Booking Holdings, Inc.	126	580,471
Carnival Corp. (a)	4,167	81,381
Expedia Group, Inc.	489	82,201
Hilton Worldwide Holdings, Inc.	929	211,394
Marriott International, Inc., Class A	826	196,753
Norwegian Cruise Line Holdings Ltd. (a)	1,496	28,364
Royal Caribbean Cruises Ltd.	936	192,292
		1,574,146
Household Products - 1.2%
Church & Dwight Co., Inc.	869	95,668
Clorox Co.	488	71,858
Colgate-Palmolive Co.	3,094	289,908
Kimberly-Clark Corp.	1,255	178,486
Procter & Gamble Co.	8,973	1,529,179
		2,165,099
Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,557	475,710
Dayforce, Inc. (a)	566	33,015
Paychex, Inc.	1,258	194,084
Paycom Software, Inc.	203	44,352
		747,161
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,716	33,733
Vistra Corp.	1,294	151,967
		185,700
Industrial Conglomerates - 0.5%
3M Co.	2,061	302,678
	Number of Shares	Fair Value
Honeywell International, Inc.	2,476	$524,293
		826,971
Industrial Gases - 0.6%
Air Products & Chemicals, Inc.	863	254,516
Linde PLC	1,827	850,724
		1,105,240
Industrial Machinery & Supplies & Components - 0.8%
Dover Corp.	526	92,408
Fortive Corp.	1,355	99,159
IDEX Corp.	296	53,567
Illinois Tool Works, Inc.	1,015	251,730
Ingersoll Rand, Inc.	1,562	125,007
Nordson Corp.	189	38,125
Otis Worldwide Corp.	1,551	160,063
Parker-Hannifin Corp.	496	301,494
Pentair PLC	584	51,088
Snap-on, Inc.	182	61,336
Stanley Black & Decker, Inc.	549	42,207
Xylem, Inc.	957	114,323
		1,390,507
Industrial REITs - 0.2%
Prologis, Inc.	3,504	391,712
Insurance Brokers - 0.7%
Aon PLC, Class A	814	324,859
Arthur J Gallagher & Co.	978	337,645
Brown & Brown, Inc.	940	116,936
Marsh & McLennan Cos., Inc.	1,843	449,747
Willis Towers Watson PLC	394	133,153
		1,362,340
Integrated Oil & Gas - 1.7%
Chevron Corp.	6,387	1,068,481
Exxon Mobil Corp.	16,642	1,979,233
Occidental Petroleum Corp.	2,496	123,203
		3,170,917
Integrated Telecommunication Services - 0.8%
AT&T, Inc.	27,378	774,250
Verizon Communications, Inc.	16,085	729,615
		1,503,865
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	865	125,010
Take-Two Interactive Software, Inc. (a)	636	131,811
		256,821
Interactive Media & Services - 6.1%
Alphabet, Inc., Class A	22,335	3,453,884
Alphabet, Inc., Class C	17,996	2,811,515
Match Group, Inc.	959	29,921
Meta Platforms, Inc., Class A	8,364	4,820,675
		11,115,995
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	614	49,427
GoDaddy, Inc., Class A (a)	555	99,978
VeriSign, Inc. (a)	323	82,000
		231,405
Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	6,543	512,186

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Goldman Sachs Group, Inc.	1,199	$655,002
Morgan Stanley	4,691	547,299
Raymond James Financial, Inc.	723	100,432
		1,814,919
IT Consulting & Other Services - 1.1%
Accenture PLC, Class A	2,363	737,351
Cognizant Technology Solutions Corp., Class A	1,880	143,820
EPAM Systems, Inc. (a)	173	29,209
Gartner, Inc. (a)	304	127,601
International Business Machines Corp.	3,553	883,489
		1,921,470
Leisure Products - 0.0%*
Hasbro, Inc.	463	28,470
Life & Health Insurance - 0.4%
Aflac, Inc.	1,881	209,148
Globe Life, Inc.	337	44,390
MetLife, Inc.	2,251	180,733
Principal Financial Group, Inc.	792	66,821
Prudential Financial, Inc.	1,331	148,646
		649,738
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	1,065	124,584
Bio-Techne Corp.	612	35,881
Charles River Laboratories International, Inc. (a)	204	30,706
Danaher Corp.	2,447	501,635
IQVIA Holdings, Inc. (a)	598	105,427
Mettler-Toledo International, Inc. (a)	85	100,377
Revvity, Inc.	346	36,607
Thermo Fisher Scientific, Inc.	1,468	730,477
Waters Corp. (a)	230	84,771
West Pharmaceutical Services, Inc.	286	64,030
		1,814,495
Managed Healthcare - 1.4%
Centene Corp. (a)	1,924	116,806
Elevance Health, Inc.	897	390,159
Humana, Inc.	475	125,685
Molina Healthcare, Inc. (a)	226	74,442
UnitedHealth Group, Inc.	3,508	1,837,315
		2,544,407
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	1,174	61,130
Movies & Entertainment - 1.3%
Live Nation Entertainment, Inc. (a)	539	70,383
Netflix, Inc. (a)	1,634	1,523,754
TKO Group Holdings, Inc.	167	25,519
Walt Disney Co.	6,926	683,596
Warner Bros Discovery, Inc. (a)	8,894	95,433
		2,398,685
Multi-Family Residential REITs - 0.3%
AvalonBay Communities, Inc.	520	111,602
Camden Property Trust	400	48,920
	Number of Shares	Fair Value
Equity Residential	1,384	$99,067
Essex Property Trust, Inc.	248	76,029
Mid-America Apartment Communities, Inc.	434	72,730
UDR, Inc.	1,307	59,037
		467,385
Multi-Line Insurance - 0.1%
American International Group, Inc.	2,310	200,831
Multi-Sector Holdings - 2.0%
Berkshire Hathaway, Inc., Class B (a)	7,004	3,730,190
Multi-Utilities - 0.7%
Ameren Corp.	1,067	107,127
CenterPoint Energy, Inc.	2,603	94,307
CMS Energy Corp.	1,200	90,132
Consolidated Edison, Inc.	1,339	148,080
Dominion Energy, Inc.	3,280	183,910
DTE Energy Co.	702	97,065
NiSource, Inc.	1,785	71,561
Public Service Enterprise Group, Inc.	1,912	157,358
Sempra	2,381	169,908
WEC Energy Group, Inc.	1,127	122,820
		1,242,268
Office REITs - 0.0%*
BXP, Inc.	561	37,694
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	3,829	168,284
Halliburton Co.	3,007	76,288
Schlumberger NV	5,259	219,826
		464,398
Oil & Gas Exploration & Production - 0.9%
APA Corp.	1,468	30,857
ConocoPhillips	4,925	517,223
Coterra Energy, Inc.	2,958	85,486
Devon Energy Corp.	2,567	96,006
Diamondback Energy, Inc.	694	110,957
EOG Resources, Inc.	2,159	276,870
EQT Corp.	2,300	122,889
Expand Energy Corp.	808	89,947
Hess Corp.	1,097	175,224
Texas Pacific Land Corp.	73	96,724
		1,602,183
Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,198	174,537
Phillips 66 Co.	1,541	190,283
Valero Energy Corp.	1,178	155,578
		520,398
Oil & Gas Storage & Transportation - 0.5%
Kinder Morgan, Inc.	7,442	212,320
ONEOK, Inc.	2,317	229,893
Targa Resources Corp.	844	169,196
Williams Cos., Inc.	4,626	276,450
		887,859
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,143	98,344

See Notes to Schedule of Investments.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
VICI Properties, Inc.	4,029	$131,426
		229,770
Other Specialty Retail - 0.1%
Tractor Supply Co.	2,113	116,426
Ulta Beauty, Inc. (a)	185	67,810
		184,236
Packaged Foods & Meats - 0.6%
Campbell's Co.	776	30,978
Conagra Brands, Inc.	1,941	51,767
General Mills, Inc.	1,979	118,324
Hershey Co.	563	96,290
Hormel Foods Corp.	1,097	33,941
J.M. Smucker Co.	359	42,509
Kellanova	886	73,086
Kraft Heinz Co.	3,317	100,936
Lamb Weston Holdings, Inc.	568	30,274
McCormick & Co., Inc.	1,028	84,615
Mondelez International, Inc., Class A	4,957	336,333
Tyson Foods, Inc., Class A	1,073	68,468
		1,067,521
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	5,636	54,669
Avery Dennison Corp.	330	58,730
International Paper Co.	2,027	108,140
Packaging Corp. of America	350	69,307
Smurfit WestRock PLC	1,928	86,876
		377,722
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	2,552	111,267
Southwest Airlines Co.	2,270	76,227
United Airlines Holdings, Inc. (a)	1,288	88,936
		276,430
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	7,973	580,913
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	910	60,060
Kenvue, Inc.	7,152	171,505
		231,565
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	7,833	477,735
Eli Lilly & Co.	3,009	2,485,163
Johnson & Johnson	9,187	1,523,572
Merck & Co., Inc.	9,683	869,146
Pfizer, Inc.	21,594	547,192
Viatris, Inc.	4,835	42,113
Zoetis, Inc.	1,690	278,258
		6,223,179
Property & Casualty Insurance - 1.1%
Allstate Corp.	1,033	213,903
Arch Capital Group Ltd.	1,402	134,844
Assurant, Inc.	152	31,882
Chubb Ltd.	1,426	430,638
Cincinnati Financial Corp.	623	92,030
Erie Indemnity Co., Class A	100	41,905
Hartford Insurance Group, Inc.	999	123,606
	Number of Shares	Fair Value
Loews Corp.	746	$68,565
Progressive Corp.	2,233	631,961
Travelers Cos., Inc.	885	234,047
W.R. Berkley Corp.	1,212	86,246
		2,089,627
Publishing - 0.0%*
News Corp., Class A	1,664	45,294
News Corp., Class B	348	10,569
		55,863
Rail Transportation - 0.5%
CSX Corp.	7,533	221,696
Norfolk Southern Corp.	874	207,007
Union Pacific Corp.	2,295	542,171
		970,874
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,104	144,381
CoStar Group, Inc. (a)	1,600	126,768
		271,149
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,558	63,831
Huntington Bancshares, Inc.	5,728	85,977
M&T Bank Corp.	657	117,439
Regions Financial Corp.	3,605	78,337
Truist Financial Corp.	4,980	204,927
		550,511
Reinsurance - 0.0%*
Everest Group Ltd.	152	55,226
Research & Consulting Services - 0.2%
Equifax, Inc.	493	120,075
Jacobs Solutions, Inc.	448	54,159
Leidos Holdings, Inc.	524	70,708
Verisk Analytics, Inc.	513	152,679
		397,621
Restaurants - 1.1%
Chipotle Mexican Grill, Inc. (a)	5,300	266,113
Darden Restaurants, Inc.	442	91,830
Domino's Pizza, Inc.	137	62,945
DoorDash, Inc., Class A (a)	1,208	220,786
McDonald's Corp.	2,748	858,393
Starbucks Corp.	4,346	426,299
Yum! Brands, Inc.	1,110	174,669
		2,101,035
Retail REITs - 0.3%
Federal Realty Investment Trust	317	31,009
Kimco Realty Corp.	2,766	58,750
Realty Income Corp.	3,365	195,203
Regency Centers Corp.	620	45,731
Simon Property Group, Inc.	1,197	198,798
		529,491
Self Storage REITs - 0.2%
Extra Space Storage, Inc.	812	120,574
Public Storage	542	162,215
		282,789
Semiconductor Materials & Equipment - 0.7%
Applied Materials, Inc.	3,055	443,341

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Enphase Energy, Inc. (a)	500	$31,025
KLA Corp.	502	341,260
Lam Research Corp.	4,988	362,628
Teradyne, Inc.	577	47,660
		1,225,914
Semiconductors - 9.1%
Advanced Micro Devices, Inc. (a)	6,200	636,988
Analog Devices, Inc.	1,865	376,115
Broadcom, Inc.	17,900	2,996,997
First Solar, Inc. (a)	400	50,572
Intel Corp.	16,755	380,506
Microchip Technology, Inc.	2,133	103,258
Micron Technology, Inc.	4,220	366,676
Monolithic Power Systems, Inc.	177	102,656
NVIDIA Corp.	93,545	10,138,407
NXP Semiconductors NV	995	189,110
ON Semiconductor Corp. (a)	1,699	69,132
QUALCOMM, Inc.	4,226	649,156
Skyworks Solutions, Inc.	636	41,105
Texas Instruments, Inc.	3,504	629,669
		16,730,347
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	2,077	72,383
Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	14,859	1,064,202
Keurig Dr. Pepper, Inc.	4,313	147,591
Monster Beverage Corp. (a)	2,606	152,503
PepsiCo, Inc.	5,259	788,534
		2,152,830
Specialty Chemicals - 0.5%
Albemarle Corp.	441	31,761
DuPont de Nemours, Inc.	1,643	122,699
Eastman Chemical Co.	441	38,857
Ecolab, Inc.	971	246,168
International Flavors & Fragrances, Inc.	963	74,738
PPG Industries, Inc.	838	91,635
Sherwin-Williams Co.	880	307,287
		913,145
Steel - 0.1%
Nucor Corp.	903	108,667
Steel Dynamics, Inc.	483	60,414
		169,081
Systems Software - 7.2%
Crowdstrike Holdings, Inc., Class A (a)	927	326,842
Fortinet, Inc. (a)	2,401	231,120
Gen Digital, Inc.	2,220	58,919
Microsoft Corp.	28,394	10,658,824
Oracle Corp.	6,194	865,983
Palo Alto Networks, Inc. (a)	2,480	423,187
ServiceNow, Inc. (a)	785	624,970
		13,189,845
Technology Distributors - 0.0%*
CDW Corp.	500	80,130
	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals - 7.3%
ABIOMED, Inc. (a)	199	$203
Apple, Inc.	57,393	12,748,707
Dell Technologies, Inc., Class C	1,134	103,364
Hewlett Packard Enterprise Co.	5,142	79,341
HP, Inc.	3,529	97,718
NetApp, Inc.	738	64,826
Seagate Technology Holdings PLC	815	69,234
Super Micro Computer, Inc. (a)	1,900	65,056
Western Digital Corp. (a)	1,358	54,904
		13,283,353
Telecom Tower REITs - 0.4%
American Tower Corp.	1,782	387,763
Crown Castle, Inc.	1,673	174,377
SBA Communications Corp.	406	89,324
		651,464
Timber REITs - 0.0%*
Weyerhaeuser Co.	2,711	79,378
Tobacco - 0.7%
Altria Group, Inc.	6,447	386,949
Philip Morris International, Inc.	5,953	944,920
		1,331,869
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,205	170,998
United Rentals, Inc.	246	154,168
WW Grainger, Inc.	163	161,016
		486,182
Transaction & Payment Processing Services - 2.8%
Corpay, Inc. (a)	279	97,293
Fidelity National Information Services, Inc.	2,047	152,870
Fiserv, Inc. (a)	2,168	478,760
Global Payments, Inc.	929	90,968
Jack Henry & Associates, Inc.	249	45,467
Mastercard, Inc., Class A	3,119	1,709,586
PayPal Holdings, Inc. (a)	3,781	246,710
Visa, Inc., Class A	6,598	2,312,335
		5,133,989
Water Utilities - 0.1%
American Water Works Co., Inc.	784	115,656
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	1,856	495,014
Total Common Stock (Cost $43,040,310)		181,651,188

See Notes to Schedule of Investments.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Number of Shares	Fair Value
Short-Term Investments - 0.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (c)(d)(e) (Cost $1,394,179)	1,394,179	$1,394,179
Total Investments (Cost $44,434,489)		183,045,367
Liabilities in Excess of Other Assets, net - (0.0)%*		(43,096)
NET ASSETS - 100.0%		$183,002,271

Other Information:

The Fund had the following long futures contracts open at March 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	June 2025	5	$1,430,441	$1,413,312	$(17,129)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
*	Less than 0.05%.
†	Percentages are based on net assets as of March 31, 2025.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$181,650,985	$203	$—	$181,651,188
Short-Term Investments	1,394,179	—	—	1,394,179
Total Investments in Securities	$183,045,164	$203	$—	$183,045,367
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(17,129)	—	—	(17,129)
Total Other Financial Instruments	$(17,129)	$—	$—	$(17,129)

See Notes to Schedule of Investments.
State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	1,122	$110,124	$—	$—	$—	$(9,671)	1,122	$100,453	$853
State Street Institutional U.S. Government Money Market Fund - Class G Shares	820,009	820,009	7,540,439	6,966,269	—	—	1,394,179	1,394,179	5,896
TOTAL		$930,133	$7,540,439	$6,966,269	$—	$(9,671)		$1,494,632	$6,749
See Notes to Schedule of Investments.
12	State Street S&P 500 Index V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 93.5% †
Application Software - 5.4%
Adobe, Inc. (a)	1,384	$530,805
Salesforce, Inc.	1,928	517,398
Synopsys, Inc. (a)	1,262	541,209
		1,589,412
Automobile Manufacturers - 0.7%
Tesla, Inc. (a)	826	214,066
Biotechnology - 1.3%
Vertex Pharmaceuticals, Inc. (a)	778	377,190
Broadline Retail - 8.2%
Amazon.com, Inc. (a)	12,839	2,442,748
Construction Materials - 1.2%
Martin Marietta Materials, Inc.	742	354,772
Electrical Components & Equipment - 1.9%
Eaton Corp. PLC	1,531	416,172
Emerson Electric Co.	1,352	148,233
		564,405
Financial Exchanges & Data - 1.5%
S&P Global, Inc.	895	454,750
Healthcare Equipment - 1.2%
Abbott Laboratories	2,706	358,951
Home Improvement Retail - 2.3%
Home Depot, Inc.	1,877	687,902
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	657	399,357
Interactive Media & Services - 14.4%
Alphabet, Inc., Class A	7,591	1,173,872
Alphabet, Inc., Class C	7,693	1,201,878
Meta Platforms, Inc., Class A	3,325	1,916,397
		4,292,147
Investment Banking & Brokerage - 1.1%
Goldman Sachs Group, Inc.	604	329,959
Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	803	399,573
Passenger Ground Transportation - 1.6%
Uber Technologies, Inc. (a)	6,477	471,914
Pharmaceuticals - 3.8%
AstraZeneca PLC ADR	5,235	384,773
Eli Lilly & Co.	897	740,841
		1,125,614
Semiconductor Materials & Equipment - 1.7%
Applied Materials, Inc.	3,504	508,501
Semiconductors - 16.4%
Broadcom, Inc.	7,081	1,185,572
NVIDIA Corp.	31,390	3,402,048
ON Semiconductor Corp. (a)(b)	6,725	273,640
		4,861,260
Soft Drinks & Non-alcoholic Beverages - 1.4%
Monster Beverage Corp. (a)	7,091	414,965
	Number of Shares	Fair Value
Systems Software - 13.9%
Microsoft Corp.	9,590	$3,599,990
ServiceNow, Inc. (a)	681	542,171
		4,142,161
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	6,324	1,404,750
Telecom Tower REITs - 1.6%
American Tower Corp.	2,236	486,554
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	713	446,837
Transaction & Payment Processing Services - 4.9%
Mastercard, Inc., Class A	925	507,011
Visa, Inc., Class A	2,747	962,714
		1,469,725
Total Common Stock (Cost $12,543,988)		27,797,513
Exchange Traded & Mutual Funds - 5.2%
The Technology Select Sector SPDR Fund (c)	3,769	778,223
Vanguard Information Technology ETF	1,430	775,604
Total Exchange Traded & Mutual Funds (Cost $1,662,861)		1,553,827
Total Investments in Securities (Cost $14,206,849)		29,351,340
Short-Term Investments - 1.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (c)(d) (Cost $419,407)	419,407	419,407
Total Investments (Cost $14,626,256)		29,770,747
Liabilities in Excess of Other Assets, net - (0.1)%		(27,102)
NET ASSETS - 100.0%		$29,743,645

See Notes to Schedule of Investments.
State Street Premier Growth Equity V.I.S. Fund	13

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro E-mini NASDAQ-100 Futures	June 2025	5	$199,177	$194,395	$(4,782)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$27,797,513	$—	$—	$27,797,513
Exchange Traded & Mutual Funds	1,553,827	—	—	1,553,827
Short-Term Investments	419,407	—	—	419,407
Total Investments in Securities	$29,770,747	$—	$—	$29,770,747
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(4,782)	—	—	(4,782)
Total Other Financial Instruments	$(4,782)	$—	$—	$(4,782)

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,104,965	$1,104,965	$1,614,390	$2,299,948	$—	$—	419,407	$419,407	$7,111
The Technology Select Sector SPDR Fund	5,787	1,345,593	48,904	529,658	64,411	(151,027)	3,769	778,223	1,413
TOTAL		$2,450,558	$1,663,294	$2,829,606	$64,411	$(151,027)		$1,197,630	$8,524
See Notes to Schedule of Investments.
14	State Street Premier Growth Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.3% †
Aerospace & Defense - 0.8%
Hexcel Corp.	513	$28,092
Mercury Systems, Inc. (a)	645	27,793
Moog, Inc., Class A	114	19,762
Rocket Lab USA, Inc. (a)	794	14,197
Woodward, Inc.	492	89,785
		179,629
Agricultural & Farm Machinery - 1.2%
AGCO Corp. (b)	2,343	216,892
Alamo Group, Inc.	243	43,305
		260,197
Agricultural Products & Services - 1.1%
Darling Ingredients, Inc. (a)	8,061	251,826
Apparel Retail - 1.6%
Abercrombie & Fitch Co., Class A (a)	231	17,641
Boot Barn Holdings, Inc. (a)	2,163	232,371
Buckle, Inc.	1,759	67,405
Revolve Group, Inc. (a)	1,657	35,609
		353,026
Apparel, Accessories & Luxury Goods - 0.6%
Oxford Industries, Inc.	2,115	124,087
Application Software - 5.0%
ACI Worldwide, Inc. (a)(b)	2,750	150,452
Alkami Technology, Inc. (a)	2,900	76,125
Blackbaud, Inc. (a)	1,862	115,537
BlackLine, Inc. (a)	1,537	74,422
Braze, Inc., Class A (a)	3,652	131,764
CCC Intelligent Solutions Holdings, Inc. (a)	10,522	95,014
Clearwater Analytics Holdings, Inc., Class A (a)	1,613	43,228
Confluent, Inc., Class A (a)	4,495	105,363
Dynatrace, Inc. (a)	769	36,258
Jamf Holding Corp. (a)	1,986	24,130
Nutanix, Inc., Class A (a)	1,820	127,054
Procore Technologies, Inc. (a)	597	39,414
Riot Platforms, Inc. (a)	805	5,732
Samsara, Inc., Class A (a)	214	8,203
Vertex, Inc., Class A (a)	1,831	64,103
		1,096,799
Asset Management & Custody Banks - 0.4%
DigitalBridge Group, Inc.	5,669	50,000
Hamilton Lane, Inc., Class A	325	48,318
		98,318
Automobile Manufacturers - 0.3%
Thor Industries, Inc.	913	69,215
Automotive Parts & Equipment - 1.6%
Dana, Inc.	2,218	29,566
Dorman Products, Inc. (a)	1,604	193,346
Modine Manufacturing Co. (a)	1,640	125,870
Patrick Industries, Inc.	191	16,151
		364,933
Automotive Retail - 1.4%
Group 1 Automotive, Inc.	229	87,467
Murphy USA, Inc.	368	172,890
	Number of Shares	Fair Value
Valvoline, Inc. (a)	1,325	$46,123
		306,480
Biotechnology - 2.3%
89bio, Inc. (a)	1,931	14,038
ADMA Biologics, Inc. (a)	1,056	20,951
Ascendis Pharma AS ADR (a)	530	82,606
Bicycle Therapeutics PLC ADR (a)	982	8,337
Catalyst Pharmaceuticals, Inc. (a)	1,736	42,098
Cytokinetics, Inc. (a)	354	14,227
Emergent BioSolutions, Inc. (a)	4,079	19,824
Halozyme Therapeutics, Inc. (a)	655	41,795
Heron Therapeutics, Inc. (a)	18,850	41,470
Insmed, Inc. (a)	369	28,151
Krystal Biotech, Inc. (a)	67	12,080
Legend Biotech Corp. ADR (a)	274	9,297
Merus NV (a)	440	18,520
MoonLake Immunotherapeutics (a)	691	26,997
Revolution Medicines, Inc. (a)	237	8,380
Rhythm Pharmaceuticals, Inc. (a)	307	16,262
Rocket Pharmaceuticals, Inc. (a)	1,209	8,064
Soleno Therapeutics, Inc. (a)	331	23,650
Vaxcyte, Inc. (a)	513	19,371
Vericel Corp. (a)	690	30,788
Xenon Pharmaceuticals, Inc. (a)	392	13,152
		500,058
Brewers - 0.7%
Boston Beer Co., Inc., Class A (a)	620	148,081
Broadline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	540	62,834
Building Products - 2.5%
Armstrong World Industries, Inc.	1,320	185,961
AZZ, Inc.	521	43,561
CSW Industrials, Inc.	310	90,371
Gibraltar Industries, Inc. (a)	1,885	110,574
Simpson Manufacturing Co., Inc.	645	101,317
UFP Industries, Inc.	177	18,946
		550,730
Cargo Ground Transportation - 0.5%
Saia, Inc. (a)	302	105,528
Casinos & Gaming - 0.1%
Churchill Downs, Inc.	164	18,215
Genius Sports Ltd. (a)	1,161	11,622
		29,837
Coal & Consumable Fuels - 0.0%*
Uranium Energy Corp. (a)	1,326	6,338
Commercial & Residential Mortgage Finance - 0.3%
PennyMac Financial Services, Inc.	680	68,075

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	15

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Commercial Printing - 0.3%
Brady Corp., Class A	795	$56,159
Commodity Chemicals - 0.1%
Hawkins, Inc.	239	25,315
Communications Equipment - 0.3%
Extreme Networks, Inc. (a)	4,204	55,619
Construction & Engineering - 1.5%
Comfort Systems USA, Inc.	178	57,375
Dycom Industries, Inc. (a)	1,018	155,082
Fluor Corp. (a)	583	20,883
IES Holdings, Inc. (a)	198	32,692
Primoris Services Corp.	176	10,104
Valmont Industries, Inc.	96	27,395
WillScot Holdings Corp.	656	18,237
		321,768
Construction Machinery & Heavy Transportation Equipment - 0.4%
Astec Industries, Inc.	630	21,703
Manitowoc Co., Inc. (a)	2,050	17,610
Oshkosh Corp.	293	27,565
Wabash National Corp.	1,713	18,929
		85,807
Construction Materials - 0.1%
Eagle Materials, Inc.	132	29,295
Consumer Finance - 0.2%
PROG Holdings, Inc.	1,863	49,556
Data Processing & Outsourced Services - 1.0%
CSG Systems International, Inc.	1,590	96,147
Verra Mobility Corp. (a)	4,458	100,350
WNS Holdings Ltd. (a)	409	25,149
		221,646
Distributors - 0.5%
LKQ Corp.	2,770	117,836
Diversified Metals & Mining - 0.1%
Materion Corp.	156	12,730
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc.	778	13,008
American Assets Trust, Inc.	703	14,158
Essential Properties Realty Trust, Inc.	465	15,178
		42,344
Diversified Support Services - 1.8%
Healthcare Services Group, Inc. (a)	7,127	71,840
Matthews International Corp., Class A	2,356	52,397
RB Global, Inc.	2,476	248,343
Vestis Corp.	2,984	29,542
		402,122
Education Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	568	72,159
Stride, Inc. (a)	714	90,321
		162,480
	Number of Shares	Fair Value
Electric Utilities - 1.0%
ALLETE, Inc.	181	$11,892
IDACORP, Inc.	1,733	201,409
		213,301
Electrical Components & Equipment - 0.4%
Acuity, Inc.	84	22,121
Atkore, Inc.	349	20,936
NEXTracker, Inc., Class A (a)	598	25,200
Regal Rexnord Corp.	188	21,404
		89,661
Electronic Components - 1.8%
Belden, Inc.	2,862	286,916
Littelfuse, Inc.	541	106,436
		393,352
Electronic Equipment & Instruments - 1.3%
Advanced Energy Industries, Inc.	1,082	103,125
Badger Meter, Inc.	42	7,990
Novanta, Inc. (a)	680	86,952
Vontier Corp.	2,847	93,524
		291,591
Electronic Manufacturing Services - 0.2%
Fabrinet (a)	89	17,579
Plexus Corp. (a)	179	22,935
		40,514
Environmental & Facilities Services - 0.2%
Casella Waste Systems, Inc., Class A (a)	442	49,287
Food Distributors - 0.8%
Chefs' Warehouse, Inc. (a)	602	32,785
Performance Food Group Co. (a)	1,737	136,580
		169,365
Food Retail - 0.2%
Maplebear, Inc. (a)	590	23,535
Sprouts Farmers Market, Inc. (a)	145	22,133
		45,668
Footwear - 0.1%
Birkenstock Holding PLC (a)	635	29,115
Forest Products - 1.1%
Louisiana-Pacific Corp.	2,603	239,424
Gas Utilities - 0.1%
UGI Corp.	667	22,058
Health Care REITs - 0.2%
Community Healthcare Trust, Inc.	2,666	48,415
Healthcare Distributors - 0.6%
AdaptHealth Corp. (a)	10,902	118,178
Owens & Minor, Inc. (a)	2,036	18,385
		136,563
Healthcare Equipment - 4.1%
AtriCure, Inc. (a)	2,425	78,231
CONMED Corp.	1,175	70,958
Envista Holdings Corp. (a)	4,020	69,385

See Notes to Schedule of Investments.
16	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Glaukos Corp. (a)	267	$26,278
Globus Medical, Inc., Class A (a)	1,175	86,010
Inspire Medical Systems, Inc. (a)	495	78,844
Integer Holdings Corp. (a)	678	80,011
iRhythm Technologies, Inc. (a)	1,233	129,071
LeMaitre Vascular, Inc.	326	27,351
Omnicell, Inc. (a)	1,630	56,985
Penumbra, Inc. (a)	325	86,908
PROCEPT BioRobotics Corp. (a)	805	46,899
SI-BONE, Inc. (a)	2,955	41,459
Tandem Diabetes Care, Inc. (a)	1,515	29,027
		907,417
Healthcare Facilities - 1.3%
Acadia Healthcare Co., Inc. (a)	1,916	58,093
U.S. Physical Therapy, Inc.	3,078	222,724
		280,817
Healthcare Services - 0.5%
Addus HomeCare Corp. (a)	205	20,272
Castle Biosciences, Inc. (a)	1,689	33,814
GeneDx Holdings Corp. (a)	108	9,565
Option Care Health, Inc. (a)	952	33,272
RadNet, Inc. (a)	154	7,657
		104,580
Healthcare Supplies - 0.5%
Lantheus Holdings, Inc. (a)	374	36,502
Neogen Corp. (a)	7,620	66,066
		102,568
Healthcare Technology - 0.6%
Definitive Healthcare Corp. (a)	8,102	23,415
Phreesia, Inc. (a)	3,445	88,054
Simulations Plus, Inc.	1,026	25,157
		136,626
Home Building - 0.6%
Green Brick Partners, Inc. (a)	569	33,178
Installed Building Products, Inc.	120	20,575
Taylor Morrison Home Corp. (a)	1,191	71,508
		125,261
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	10,197	80,454
Xenia Hotels & Resorts, Inc.	942	11,078
		91,532
Household Products - 0.3%
Central Garden & Pet Co., Class A (a)	1,685	55,150
Human Resource & Employment Services - 0.3%
First Advantage Corp. (a)	4,934	69,520
Industrial Machinery & Supplies & Components - 7.5%
Albany International Corp., Class A	815	56,268
Chart Industries, Inc. (a)	135	19,489
Enerpac Tool Group Corp.	7,273	326,267
Enpro, Inc.	85	13,752
	Number of Shares	Fair Value
Esab Corp.	1,065	$124,073
ESCO Technologies, Inc.	650	103,428
Gates Industrial Corp. PLC (a)	1,823	33,561
Hillenbrand, Inc.	1,389	33,530
ITT, Inc.	307	39,652
JBT Marel Corp.	930	113,646
Kadant, Inc.	175	58,959
Mueller Industries, Inc.	2,539	193,320
Mueller Water Products, Inc., Class A	1,032	26,233
RBC Bearings, Inc. (a)	170	54,701
SPX Technologies, Inc. (a)	528	67,996
Standex International Corp.	660	106,517
Timken Co.	2,598	186,718
Watts Water Technologies, Inc., Class A	475	96,862
		1,654,972
Industrial REITs - 0.7%
EastGroup Properties, Inc.	823	144,971
Insurance Brokers - 0.7%
Baldwin Insurance Group, Inc. (a)	3,535	157,979
Internet Services & Infrastructure - 0.1%
Wix.com Ltd. (a)	175	28,591
Investment Banking & Brokerage - 1.4%
Houlihan Lokey, Inc.	138	22,287
Piper Sandler Cos.	98	24,271
PJT Partners, Inc., Class A	610	84,107
Raymond James Financial, Inc.	1,051	145,994
Stifel Financial Corp.	73	6,881
StoneX Group, Inc. (a)	435	33,225
		316,765
IT Consulting & Other Services - 0.2%
Kyndryl Holdings, Inc. (a)	662	20,787
Unisys Corp. (a)	5,159	23,680
		44,467
Leisure Facilities - 0.3%
Lucky Strike Entertainment Corp., Class A	3,130	30,549
Planet Fitness, Inc., Class A (a)	470	45,406
		75,955
Leisure Products - 0.3%
Acushnet Holdings Corp.	469	32,202
Johnson Outdoors, Inc., Class A	353	8,768
Polaris, Inc.	359	14,697
YETI Holdings, Inc. (a)	548	18,139
		73,806
Life & Health Insurance - 0.1%
Primerica, Inc.	112	31,867
Life Sciences Tools & Services - 2.8%
Azenta, Inc. (a)	2,789	96,611
BioLife Solutions, Inc. (a)	3,098	70,758
Bio-Rad Laboratories, Inc., Class A (a)	61	14,857
Bio-Techne Corp.	334	19,583
Bruker Corp.	2,236	93,331

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	17

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
ICON PLC (a)	286	$50,047
Mesa Laboratories, Inc.	293	34,767
Repligen Corp. (a)	1,726	219,616
Stevanato Group SpA	875	17,868
		617,438
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	272	24,037
Metal, Glass & Plastic Containers - 0.0%*
TriMas Corp.	405	9,489
Mortgage REITs - 0.0%*
Redwood Trust, Inc.	1,238	7,515
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,158	49,481
Multi-Utilities - 0.1%
Avista Corp.	703	29,435
Office REITs - 0.8%
COPT Defense Properties	606	16,526
Cousins Properties, Inc.	3,344	98,648
Easterly Government Properties, Inc.	5,105	54,113
		169,287
Office Services & Supplies - 0.8%
MSA Safety, Inc.	1,204	176,615
Oil & Gas Drilling - 0.0%*
Helmerich & Payne, Inc.	327	8,541
Oil & Gas Equipment & Services - 0.9%
Aris Water Solutions, Inc., Class A	1,817	58,217
Atlas Energy Solutions, Inc.	1,794	32,005
Cactus, Inc., Class A	1,265	57,975
ChampionX Corp.	1,141	34,002
Oil States International, Inc. (a)	3,508	18,066
		200,265
Oil & Gas Exploration & Production - 1.7%
Civitas Resources, Inc.	486	16,957
Northern Oil & Gas, Inc.	5,204	157,317
Range Resources Corp.	926	36,975
SM Energy Co.	5,238	156,878
		368,127
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	629	20,681
Other Specialty Retail - 0.3%
Bath & Body Works, Inc.	1,405	42,599
Upbound Group, Inc.	1,106	26,500
		69,099
Packaged Foods & Meats - 1.7%
Calavo Growers, Inc.	320	7,677
Freshpet, Inc. (a)	775	64,457
J&J Snack Foods Corp.	400	52,688
Lancaster Colony Corp.	400	70,000
Simply Good Foods Co. (a)	3,335	115,024
Utz Brands, Inc.	4,550	64,064
		373,910
	Number of Shares	Fair Value
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	4,426	$23,989
Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	528	39,315
elf Beauty, Inc. (a)	1,130	70,953
		110,268
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)	425	28,454
Corcept Therapeutics, Inc. (a)	217	24,785
		53,239
Property & Casualty Insurance - 2.8%
AMERISAFE, Inc.	1,848	97,112
Hamilton Insurance Group Ltd., Class B (a)	582	12,065
Kemper Corp.	885	59,162
Palomar Holdings, Inc. (a)	973	133,379
RLI Corp.	2,016	161,945
Selective Insurance Group, Inc.	359	32,863
Skyward Specialty Insurance Group, Inc. (a)	1,780	94,198
Trupanion, Inc. (a)	783	29,182
		619,906
Publishing - 0.6%
John Wiley & Sons, Inc., Class A	3,099	138,091
Regional Banks - 9.6%
1st Source Corp.	698	41,747
Axos Financial, Inc. (a)(b)	342	22,066
Banc of California, Inc.	2,235	31,715
BancFirst Corp.	380	41,751
Bank OZK	1,153	50,098
BankUnited, Inc.	591	20,354
Columbia Banking System, Inc.	4,972	124,002
Cullen/Frost Bankers, Inc.	1,570	196,564
East West Bancorp, Inc.	205	18,401
Enterprise Financial Services Corp.	502	26,977
Equity Bancshares, Inc., Class A	280	11,032
First Financial Bankshares, Inc.	3,260	117,099
Five Star Bancorp	788	21,906
Fulton Financial Corp.	5,306	95,986
German American Bancorp, Inc.	1,325	49,687
Heritage Commerce Corp.	2,303	21,925
Home BancShares, Inc.	1,324	37,429
Lakeland Financial Corp.	374	22,231
Live Oak Bancshares, Inc.	6,270	167,158
National Bank Holdings Corp., Class A	840	32,147
Origin Bancorp, Inc.	1,113	38,588
Peapack-Gladstone Financial Corp.	555	15,762
Pinnacle Financial Partners, Inc.	425	45,067
Preferred Bank	458	38,316
Prosperity Bancshares, Inc.	1,734	123,756
QCR Holdings, Inc.	204	14,549
Renasant Corp.	3,409	115,667
ServisFirst Bancshares, Inc.	1,535	126,791

See Notes to Schedule of Investments.
18	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
SouthState Corp.	318	$29,517
Stock Yards Bancorp, Inc.	890	61,463
Texas Capital Bancshares, Inc. (a)	458	34,213
WaFd, Inc.	878	25,093
Westamerica BanCorp	1,302	65,920
Wintrust Financial Corp.	506	56,905
WSFS Financial Corp.	3,676	190,674
		2,132,556
Restaurants - 2.0%
Brinker International, Inc. (a)	279	41,585
Cheesecake Factory, Inc.	1,988	96,736
First Watch Restaurant Group, Inc. (a)	2,350	39,127
Shake Shack, Inc., Class A (a)	405	35,709
Sweetgreen, Inc., Class A (a)	1,495	37,405
Texas Roadhouse, Inc.	822	136,970
Wingstop, Inc.	210	47,372
		434,904
Retail REITs - 0.2%
Kite Realty Group Trust	1,363	30,490
Phillips Edison & Co., Inc.	631	23,025
		53,515
Security & Alarm Services - 1.3%
Brink's Co.	3,360	289,498
Self Storage REITs - 0.1%
National Storage Affiliates Trust	573	22,576
Semiconductor Materials & Equipment - 0.5%
Axcelis Technologies, Inc. (a)	190	9,437
Ichor Holdings Ltd. (a)	933	21,095
MKS Instruments, Inc.	371	29,736
Onto Innovation, Inc. (a)	484	58,729
		118,997
Semiconductors - 0.6%
Credo Technology Group Holding Ltd. (a)	294	11,807
Diodes, Inc. (a)	257	11,095
Rambus, Inc. (a)	517	26,768
Semtech Corp. (a)	2,019	69,453
Silicon Laboratories, Inc. (a)	159	17,899
		137,022
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	859	16,063
Soft Drinks & Non-alcoholic Beverages - 1.4%
Celsius Holdings, Inc. (a)	3,280	116,834
Primo Brands Corp., Class A	5,615	199,276
		316,110
Specialized Consumer Services - 0.5%
OneSpaWorld Holdings Ltd.	6,383	107,171
Specialty Chemicals - 3.3%
Avient Corp.	4,114	152,876
Axalta Coating Systems Ltd. (a)(b)	830	27,531
HB Fuller Co.	501	28,116
Ingevity Corp. (a)	5,238	207,373
Quaker Chemical Corp.	647	79,976
	Number of Shares	Fair Value
Sensient Technologies Corp.	1,080	$80,384
Stepan Co.	2,703	148,773
		725,029
Steel - 0.5%
Carpenter Technology Corp.	188	34,062
Commercial Metals Co.	1,472	67,727
		101,789
Systems Software - 2.1%
Commvault Systems, Inc. (a)	340	53,638
JFrog Ltd. (a)	2,690	86,080
Onestream, Inc. (a)	4,775	101,899
Progress Software Corp.	403	20,759
Rubrik, Inc., Class A (a)	680	41,466
SentinelOne, Inc., Class A (a)	5,705	103,717
Tenable Holdings, Inc. (a)	1,840	64,363
		471,922
Technology Distributors - 0.1%
Insight Enterprises, Inc. (a)	147	22,049
Technology Hardware, Storage & Peripherals - 0.9%
Corsair Gaming, Inc. (a)	7,846	69,516
Pure Storage, Inc., Class A (a)	2,720	120,414
		189,930
Timber REITs - 0.2%
PotlatchDeltic Corp.	799	36,051
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	915	206,186
FTAI Aviation Ltd.	446	49,520
MRC Global, Inc. (a)	23	264
Transcat, Inc. (a)	665	49,509
WESCO International, Inc.	193	29,973
		335,452
Transaction & Payment Processing Services - 0.8%
EVERTEC, Inc.	1,002	36,844
Flywire Corp. (a)	1,440	13,680
Shift4 Payments, Inc., Class A (a)	1,448	118,316
		168,840
Water Utilities - 0.1%
American States Water Co.	369	29,033
Total Common Stock (Cost $17,360,067)		21,107,746
Short-Term Investments - 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (c)(d) (Cost $1,057,155)	1,057,155	1,057,155
Total Investments (Cost $18,417,222)		22,164,901
Liabilities in Excess of Other Assets, net - (0.1)%		(15,573)
NET ASSETS - 100.0%		$22,149,328

See Notes to Schedule of Investments.
State Street Small-Cap Equity V.I.S. Fund	19

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	June 2025	4	$412,673	$405,420	$(7,253)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
*	Less than 0.05%.
†	Percentages are based on net assets as of March 31, 2025.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$21,107,746	$—	$—	$21,107,746
Short-Term Investments	1,057,155	—	—	1,057,155
Total Investments in Securities	$22,164,901	$—	$—	$22,164,901
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(7,253)	—	—	(7,253)
Total Other Financial Instruments	$(7,253)	$—	$—	$(7,253)

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,490,635	$1,490,635	$2,350,896	$2,784,376	$—	$—	1,057,155	$1,057,155	$12,919
See Notes to Schedule of Investments.
20	State Street Small-Cap Equity V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.3% †
U.S. Treasuries - 33.3%
U.S. Treasury Bonds
2.25%, 08/15/46	$93,000	$62,528
3.00%, 08/15/48	271,000	205,748
4.13%, 08/15/53	274,000	252,508
4.38%, 08/15/43	52,000	50,684
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29	159,884	162,158
1.88%, 07/15/34	236,850	239,052
U.S. Treasury Notes
0.25%, 07/31/25	47,900	47,255
1.63%, 05/15/31	81,000	70,476
2.75%, 08/15/32	273,000	249,624
3.50%, 04/30/28	126,000	124,543
3.88%, 12/31/27 - 08/15/33	887,100	871,100
4.00%, 07/31/29	166,000	166,428
4.25%, 11/15/34	505,000	506,578
		3,008,682
Agency Mortgage Backed - 31.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	255,545	227,875
4.50%, 06/01/33 - 02/01/35 (a)	714	714
5.00%, 07/01/35 (a)	11,662	11,782
5.50%, 01/01/38 (a)	10,004	10,308
6.00%, 04/01/29 - 11/01/37 (a)	32,475	33,732
6.50%, 02/01/29 (a)	10	10
6.93%, 06/01/26 (a)(b)	60,000	61,893
7.00%, 12/01/29 - 08/01/36 (a)	7,853	8,395
7.50%, 01/01/30 - 09/01/33 (a)	1,107	1,139
8.00%, 11/01/30 (a)	1,683	1,741
8.50%, 04/01/30 (a)	1,629	1,756
Federal National Mortgage Association
2.50%, 03/01/51 (a)	207,953	173,074
3.00%, 03/01/50 (a)	45,905	40,328
3.50%, 08/01/45 - 01/01/48 (a)	91,370	84,021
4.00%, 01/01/41 - 01/01/50 (a)	132,390	125,854
4.50%, 07/01/33 - 12/01/48 (a)	53,140	52,138
5.00%, 03/01/34 - 08/01/35 (a)	11,228	11,320
5.50%, 12/01/32 - 01/01/39 (a)	45,499	46,721
6.00%, 02/01/33 - 07/01/35 (a)	49,947	51,888
6.50%, 01/01/29 - 08/01/34 (a)	6,174	6,474
7.00%, 10/01/32 - 12/01/33 (a)	2,942	3,118
7.50%, 12/01/26 - 03/01/33 (a)	3,367	3,470
8.00%, 11/01/25 - 10/01/31 (a)	552	559
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (a)(c)	334	337
	Principal Amount	Fair Value
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	$211,373	$191,842
3.50%, 08/20/48 (a)	37,337	34,563
4.00%, 01/20/41 - 04/20/43 (a)	36,912	35,508
4.50%, 08/15/33 - 03/20/41 (a)	26,975	26,761
6.00%, 04/15/27 - 04/15/34 (a)	30,045	31,141
6.50%, 08/15/32 - 08/15/34 (a)	10,836	11,274
7.00%, 01/15/28 - 10/15/36 (a)	6,444	6,556
Government National Mortgage Association 1 yr. CMT + 1.50%
4.63%, 02/20/26 (a)(c)	15	15
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.51%, 05/20/64 (a)(c)(d)	204,690	5,751
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/55 (e)	297,304	236,420
2.50%, 04/01/55 (e)	519,009	431,676
3.00%, 04/01/55 (e)	88,270	76,546
3.50%, 04/01/55 (e)	81,111	73,190
6.00%, 04/01/55 (e)	418,280	424,751
6.50%, 04/01/55 (e)	250,968	258,861
		2,803,502
Agency Collateralized Mortgage Obligations - 1.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	55,000	51,169
4.05%, 09/25/28 (a)(c)	31,000	30,758
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(d)	4,975	550
7.50%, 07/15/27 (a)(d)	155	8
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(f)	29	27
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(c)(d)	210,461	6,973
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(f)	4,635	3,768
4.50%, 08/25/35 - 01/25/36 (a)(d)	5,015	631
5.00%, 03/25/38 - 05/25/38 (a)(d)	3,316	517
5.50%, 12/25/33 (a)(d)	1,459	230
6.00%, 01/25/35 (a)(d)	2,525	412
Federal National Mortgage Association REMICS
1.14%, 12/25/42 (a)(c)(d)	10,034	274
5.00%, 09/25/40 (a)(d)	1,597	152
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.55%, 07/25/38 (a)(c)(d)	1,932	159

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
2.10%, 11/25/41 (a)(c)(d)	$92,298	$10,474
		106,102
Corporate Notes - 26.5%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	3,000	2,905
Abbott Laboratories
3.75%, 11/30/26 (a)	4,000	3,978
4.90%, 11/30/46 (a)	3,000	2,838
AbbVie, Inc.
2.95%, 11/21/26 (a)	3,000	2,937
3.20%, 05/14/26 - 11/21/29 (a)	5,000	4,809
4.40%, 11/06/42 (a)	2,000	1,766
4.63%, 10/01/42 (a)	2,000	1,815
4.88%, 11/14/48 (a)	3,000	2,743
5.05%, 03/15/34 (a)	4,000	4,029
5.40%, 03/15/54 (a)	4,000	3,930
5.50%, 03/15/64 (a)	3,000	2,951
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,543
AEP Texas, Inc.
3.45%, 05/15/51 (a)	3,000	2,024
5.70%, 05/15/34 (a)	6,000	6,094
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	2,877
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,975
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,359
2.95%, 03/15/34 (a)	3,000	2,503
3.55%, 03/15/52 (a)	3,000	2,048
4.70%, 07/01/30 (a)	3,000	2,962
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,616
Allstate Corp. (7.52% fixed rate until 05/01/25; 3.20% + 3 mo. Term SOFR thereafter)
7.52%, 08/15/53 (a)(c)	7,000	7,001
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,718
Altria Group, Inc.
3.40%, 02/04/41 (a)	4,000	2,931
4.00%, 02/04/61 (a)	2,000	1,390
4.25%, 08/09/42 (a)	2,000	1,602
4.45%, 05/06/50 (a)	3,000	2,337
4.50%, 05/02/43 (a)	3,000	2,473
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,736
2.50%, 06/03/50 (a)	3,000	1,820
2.70%, 06/03/60 (a)	3,000	1,741
2.88%, 05/12/41 (a)	2,000	1,495
3.15%, 08/22/27 (a)	2,000	1,956
3.25%, 05/12/61 (a)	3,000	1,976
4.05%, 08/22/47 (a)	3,000	2,491
Ameren Corp.
3.65%, 02/15/26 (a)	3,000	2,975
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,663
3.25%, 03/01/50 (a)	3,000	1,955
	Principal Amount	Fair Value
American Honda Finance Corp.
5.85%, 10/04/30 (a)	$11,000	$11,569
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,835
2.90%, 01/15/30 (a)	2,000	1,838
3.70%, 10/15/49 (a)	3,000	2,181
3.80%, 08/15/29 (a)	2,000	1,920
American Water Capital Corp.
2.95%, 09/01/27 (a)	6,000	5,797
5.45%, 03/01/54 (a)	6,000	5,776
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	5,000	4,878
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,806
3.00%, 01/15/52 (a)	2,000	1,290
3.15%, 02/21/40 (a)	3,000	2,292
5.51%, 03/02/26 (a)	3,000	3,000
5.60%, 03/02/43 (a)	3,000	2,973
5.65%, 03/02/53 (a)	3,000	2,942
5.75%, 03/02/63 (a)	3,000	2,923
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	10,000	9,644
4.90%, 02/01/46 (a)	8,000	7,377
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/49 (a)	2,000	2,000
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	2,000	1,227
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	5,000	5,186
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	2,000	1,810
Apple, Inc.
2.20%, 09/11/29 (a)	3,000	2,757
2.65%, 02/08/51 (a)	4,000	2,503
2.80%, 02/08/61 (a)	2,000	1,202
2.95%, 09/11/49 (a)	3,000	2,025
3.45%, 02/09/45 (a)	2,000	1,551
3.95%, 08/08/52 (a)	3,000	2,413
4.85%, 05/10/53 (a)	4,000	3,827
Applied Materials, Inc.
4.35%, 04/01/47 (a)	2,000	1,717
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	3,000	2,295
ArcelorMittal SA
4.55%, 03/11/26 (a)	9,000	8,985
6.00%, 06/17/34 (a)	3,000	3,068
6.35%, 06/17/54 (a)	6,000	5,968
6.80%, 11/29/32 (a)	2,000	2,153
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	2,000	1,952
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,790
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,089
Ascension Health
4.85%, 11/15/53 (a)	7,000	6,421
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	3,000	2,775
5.00%, 02/26/34 (a)	2,000	2,017

See Notes to Schedule of Investments.
22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
AstraZeneca PLC
3.00%, 05/28/51 (a)	$3,000	$1,998
4.00%, 01/17/29 (a)	3,000	2,964
4.38%, 08/17/48 (a)	2,000	1,717
AT&T, Inc.
2.75%, 06/01/31 (a)	8,000	7,111
4.35%, 03/01/29 (a)	2,000	1,980
4.50%, 05/15/35 (a)	3,000	2,820
4.55%, 03/09/49 (a)	2,000	1,673
4.75%, 05/15/46 (a)	2,000	1,737
5.40%, 02/15/34 (a)	2,000	2,031
Athene Holding Ltd.
4.13%, 01/12/28 (a)	2,000	1,972
6.15%, 04/03/30 (a)	3,000	3,154
Atmos Energy Corp.
6.20%, 11/15/53 (a)	3,000	3,208
AutoNation, Inc.
5.89%, 03/15/35 (a)	5,000	4,989
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	4,000	3,922
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,920
4.18%, 11/25/27 (a)	2,000	1,981
4.25%, 10/22/26 (a)	2,000	1,994
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,772
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	2,000	1,280
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(c)	2,000	1,965
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(c)	2,000	1,793
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(c)	2,000	1,557
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	5,000	5,022
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(c)	2,000	2,029
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(c)	6,000	6,256
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(c)	4,000	3,934
Bank of Nova Scotia (7.20% fixed rate until 07/12/25; 2.91% + 3 mo. Term SOFR thereafter)
7.20%, 07/12/25 (a)(c)	6,000	5,885
	Principal Amount	Fair Value
BAT Capital Corp.
2.73%, 03/25/31 (a)	$2,000	$1,770
4.39%, 08/15/37 (a)	3,000	2,631
4.54%, 08/15/47 (a)	2,000	1,598
5.83%, 02/20/31 (a)	3,000	3,117
Baxter International, Inc.
1.92%, 02/01/27 (a)	6,000	5,723
2.27%, 12/01/28 (a)	3,000	2,756
3.95%, 04/01/30 (a)	3,000	2,887
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	5,000	4,912
4.67%, 06/06/47 (a)	3,000	2,589
4.69%, 12/15/44 (a)	2,000	1,748
5.11%, 02/08/34 (a)	6,000	5,990
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,937
3.70%, 07/15/30 (a)	3,000	2,879
3.80%, 07/15/48 (a)	3,000	2,267
4.25%, 10/15/50 (a)	2,000	1,592
6.13%, 04/01/36	3,000	3,193
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	4,000	2,562
4.25%, 01/15/49 (a)	2,000	1,686
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	2,000	1,999
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	8,000	8,007
Block Financial LLC
2.50%, 07/15/28 (a)	3,000	2,779
3.88%, 08/15/30 (a)	3,000	2,814
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	2,000	2,001
Boeing Co.
2.70%, 02/01/27 (a)	2,000	1,929
2.95%, 02/01/30 (a)	2,000	1,820
3.25%, 03/01/28 (a)	3,000	2,866
3.75%, 02/01/50 (a)	2,000	1,403
5.04%, 05/01/27 (a)	3,000	3,013
5.15%, 05/01/30 (a)	3,000	3,018
5.81%, 05/01/50 (a)	6,000	5,708
Boston Properties LP
3.40%, 06/21/29 (a)	4,000	3,736
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	3,000	1,936
3.38%, 02/08/61 (a)	4,000	2,579
4.81%, 02/13/33 (a)	4,000	3,935
5.23%, 11/17/34 (a)	10,000	10,051
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(c)	5,000	4,800
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,701
2.35%, 11/13/40 (a)	2,000	1,363
3.20%, 06/15/26 (a)	2,000	1,976
3.40%, 07/26/29 (a)	2,000	1,918
4.13%, 06/15/39 (a)	3,000	2,651
4.25%, 10/26/49 (a)	3,000	2,449
4.55%, 02/20/48 (a)	2,000	1,726
5.20%, 02/22/34 (a)	5,000	5,087
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	4,000	3,714

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	23

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	$3,000	$2,487
3.42%, 04/15/33 (a)(g)	5,000	4,453
3.47%, 04/15/34 (a)(g)	2,000	1,761
4.15%, 11/15/30 (a)	2,000	1,936
4.30%, 11/15/32 (a)	2,000	1,907
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,752
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,949
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	2,000	1,627
4.55%, 09/01/44 (a)	3,000	2,658
Campbell's Co.
5.40%, 03/21/34 (a)	5,000	5,039
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,952
4.95%, 06/01/47 (a)	2,000	1,724
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,871
3.50%, 05/01/50 (a)	3,000	2,112
Capital One Financial Corp.
3.75%, 07/28/26 (a)	3,000	2,958
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	3,000	2,498
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,743
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,625
4.25%, 12/15/27 (a)	13,000	12,693
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	3,000	2,630
CGI, Inc.
4.95%, 03/14/30 (a)(g)	12,000	12,001
Charles Schwab Corp.
2.45%, 03/03/27 (a)	22,000	21,225
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(c)	6,000	5,335
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	7,000	7,226
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(c)	3,000	3,191
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	2,000	1,386
3.70%, 04/01/51 (a)	4,000	2,521
4.80%, 03/01/50 (a)	3,000	2,261
6.55%, 06/01/34 (a)	7,000	7,200
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	5,000	5,054
Chevron USA, Inc.
3.85%, 01/15/28 (a)	2,000	1,989
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	2,000	1,714
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,575
	Principal Amount	Fair Value
Cigna Group
2.40%, 03/15/30 (a)	$3,000	$2,694
3.25%, 04/15/25 (a)	2,000	1,997
3.40%, 03/01/27 (a)	5,000	4,904
4.38%, 10/15/28 (a)	3,000	2,978
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	4,000	3,914
5.35%, 02/26/64 (a)	4,000	3,872
5.90%, 02/15/39 (a)	3,000	3,220
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	2,984
4.65%, 07/23/48 (a)	7,000	5,961
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	4,000	3,683
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(c)	4,000	3,377
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02%, 01/24/36 (a)(c)	10,000	10,081
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(c)	4,000	4,088
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	4,000	3,908
Clorox Co.
1.80%, 05/15/30 (a)	2,000	1,741
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,974
CMS Energy Corp.
4.88%, 03/01/44 (a)	2,000	1,789
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	1,848
2.75%, 06/01/60 (a)	3,000	1,788
Comcast Corp.
2.94%, 11/01/56 (a)	3,000	1,762
3.20%, 07/15/36 (a)	3,000	2,475
3.25%, 11/01/39 (a)	3,000	2,325
3.97%, 11/01/47 (a)	3,000	2,317
4.15%, 10/15/28 (a)	3,000	2,967
5.65%, 06/01/54 (a)	5,000	4,898
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,852
ConocoPhillips Co.
4.30%, 11/15/44 (a)	2,000	1,677
5.55%, 03/15/54 (a)	3,000	2,907
5.70%, 09/15/63 (a)	3,000	2,911
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,838
3.88%, 06/15/47 (a)	2,000	1,539
3.95%, 04/01/50 (a)	3,000	2,322
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,866
3.70%, 12/06/26 (a)	2,000	1,971
4.50%, 05/09/47 (a)	2,000	1,641
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,148
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	3,000	2,511

See Notes to Schedule of Investments.
24	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
COPT Defense Properties LP
2.00%, 01/15/29 (a)	$3,000	$2,677
2.25%, 03/15/26 (a)	3,000	2,923
2.75%, 04/15/31 (a)	7,000	6,064
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	9,000	8,315
Corning, Inc.
4.38%, 11/15/57 (a)	2,000	1,588
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	8,000	8,045
5.90%, 02/15/55 (a)	5,000	4,749
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	32,000	29,450
Crown Castle, Inc.
2.90%, 03/15/27 (a)	3,000	2,898
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	4,000	3,823
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	6,000	5,113
CubeSmart LP
4.38%, 02/15/29 (a)	3,000	2,941
CVS Health Corp.
3.00%, 08/15/26 (a)	2,000	1,955
3.63%, 04/01/27 (a)	3,000	2,942
3.75%, 04/01/30 (a)	3,000	2,830
4.78%, 03/25/38 (a)	3,000	2,698
5.13%, 07/20/45 (a)	2,000	1,744
5.30%, 12/05/43 (a)	2,000	1,794
6.05%, 06/01/54 (a)	2,000	1,941
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(c)	5,000	5,037
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)	2,000	2,026
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,843
3.25%, 11/15/39 (a)	3,000	2,375
3.40%, 11/15/49 (a)	3,000	2,148
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,809
4.40%, 03/24/51 (a)	3,000	2,343
5.40%, 04/18/34 (a)	5,000	4,990
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	6,000	4,305
Digital Realty Trust LP
3.60%, 07/01/29 (a)	4,000	3,818
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,921
5.00%, 09/20/37 (a)	3,000	2,536
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,871
4.13%, 04/03/50 (a)	2,000	1,496
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	3,000	2,994
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	4,000	3,736
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,791
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,000	2,591
3.60%, 11/15/50 (a)	3,000	2,041
4.25%, 10/01/34 (a)	3,000	2,737
	Principal Amount	Fair Value
5.15%, 02/15/34 (a)	$3,000	$2,967
6.30%, 03/15/33 (a)	3,000	3,214
DR Horton, Inc.
5.50%, 10/15/35 (a)	5,000	5,026
DTE Energy Co.
2.85%, 10/01/26 (a)	5,000	4,875
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,322
Duke Energy Corp.
2.55%, 06/15/31 (a)	4,000	3,494
3.30%, 06/15/41 (a)	2,000	1,479
3.50%, 06/15/51 (a)	2,000	1,361
3.75%, 09/01/46 (a)	3,000	2,210
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	7,000	5,727
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	2,000	1,947
Eastman Chemical Co.
4.65%, 10/15/44 (a)	2,000	1,698
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,945
Edison International
4.95%, 04/15/25 (a)	6,000	5,999
EIDP, Inc.
2.30%, 07/15/30 (a)	2,000	1,787
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,550
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,788
3.60%, 03/15/51 (a)	3,000	2,125
3.70%, 09/15/49 (a)	3,000	2,170
5.65%, 06/15/54 (a)	3,000	2,893
Eli Lilly & Co.
5.00%, 02/09/54 (a)	3,000	2,818
5.10%, 02/09/64 (a)	3,000	2,793
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	3,000	2,591
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,880
2.75%, 10/15/50 (a)	2,000	1,259
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,871
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(c)	7,000	6,776
Energy Transfer LP
5.30%, 04/01/44	3,000	2,691
5.30%, 04/15/47 (a)	2,000	1,772
5.35%, 05/15/45	2,000	1,797
5.75%, 02/15/33 (a)	3,000	3,070
6.10%, 12/01/28 (a)	3,000	3,132
6.40%, 12/01/30 (a)	3,000	3,198
6.50%, 02/01/42 (a)	2,000	2,066
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	4,855
4.85%, 01/31/34 (a)	8,000	7,876
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(c)	3,000	2,950
EOG Resources, Inc.
5.10%, 01/15/36 (a)	2,000	2,021

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	25

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Equinix, Inc.
1.25%, 07/15/25 (a)	$3,000	$2,969
2.15%, 07/15/30 (a)	2,000	1,753
ERP Operating LP
4.50%, 07/01/44 (a)	6,000	5,207
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	1,835
Eversource Energy
3.45%, 01/15/50 (a)	3,000	2,074
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,908
4.45%, 04/15/46 (a)	3,000	2,484
4.70%, 04/15/50 (a)	2,000	1,682
5.60%, 03/15/53 (a)	5,000	4,814
Expand Energy Corp.
6.75%, 04/15/29 (g)	17,000	17,210
Expedia Group, Inc.
5.40%, 02/15/35 (a)	5,000	4,981
Extra Space Storage LP
2.20%, 10/15/30 (a)	4,000	3,483
5.90%, 01/15/31 (a)	2,000	2,080
FedEx Corp.
4.10%, 02/01/45 (a)(g)	4,000	3,066
FirstEnergy Corp.
3.40%, 03/01/50 (a)	2,000	1,358
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	2,000	1,708
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,853
4.40%, 07/01/49 (a)	3,000	2,464
Florida Power & Light Co.
2.85%, 04/01/25 (a)	2,000	2,000
4.13%, 02/01/42 (a)	4,000	3,384
Flowserve Corp.
2.80%, 01/15/32 (a)	3,000	2,566
Fox Corp.
6.50%, 10/13/33 (a)	3,000	3,208
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,896
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	3,000	2,926
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,491
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	1,916
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,515
5.40%, 04/01/48 (a)	2,000	1,704
6.13%, 10/01/25 (a)	2,000	2,009
6.80%, 10/01/27 (a)	3,000	3,121
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,946
2.35%, 01/08/31 (a)	2,000	1,693
5.25%, 03/01/26 (a)	6,000	6,011
5.85%, 04/06/30 (a)	9,000	9,160
6.10%, 01/07/34 (a)	7,000	7,031
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,573
Georgia Power Co.
5.25%, 03/15/34 (a)	11,000	11,111
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	2,000	1,971
	Principal Amount	Fair Value
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	$2,000	$1,425
3.65%, 03/01/26 (a)	2,000	1,985
4.15%, 03/01/47 (a)	3,000	2,458
4.60%, 09/01/35 (a)	3,000	2,894
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,886
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	4,000	3,995
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,980
4.25%, 10/21/25 (a)	2,000	1,994
5.15%, 05/22/45 (a)	3,000	2,721
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	4,000	3,425
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	4,000	2,824
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	4,000	2,953
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	4,000	3,017
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(c)	2,000	1,953
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,714
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(c)	2,000	1,972
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	4,000	3,860
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	4,000	3,937
Halliburton Co.
5.00%, 11/15/45 (a)	2,000	1,799
Hartford Insurance Group, Inc. (6.71% fixed rate until 05/01/25; 2.39% + 3 mo. Term SOFR thereafter)
6.71%, 02/12/67 (a)(c)(g)	2,000	1,849
HCA, Inc.
3.13%, 03/15/27 (a)	5,000	4,859
3.38%, 03/15/29 (a)	3,000	2,837
3.50%, 09/01/30 (a)	3,000	2,784
3.63%, 03/15/32 (a)	3,000	2,712
4.63%, 03/15/52 (a)	2,000	1,588
5.60%, 04/01/34 (a)	3,000	3,012
5.75%, 03/01/35 (a)	3,000	3,027
6.00%, 04/01/54 (a)	2,000	1,936

See Notes to Schedule of Investments.
26	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	$3,000	$2,661
3.20%, 06/01/50 (a)(g)	2,000	1,289
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,521
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	3,000	2,538
Hess Corp.
5.60%, 02/15/41 (a)	2,000	2,006
5.80%, 04/01/47 (a)	2,000	2,023
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,075
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,908
4.20%, 04/15/29 (a)	2,000	1,917
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,834
3.35%, 04/15/50 (a)	3,000	2,112
3.50%, 09/15/56 (a)	3,000	2,095
3.90%, 12/06/28 (a)	2,000	1,972
4.50%, 12/06/48 (a)	2,000	1,721
5.40%, 06/25/64 (a)	3,000	2,885
Honeywell International, Inc.
1.75%, 09/01/31 (a)	3,000	2,508
5.25%, 03/01/54 (a)	10,000	9,501
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,000	2,619
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,693
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(c)	10,000	10,095
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(c)	5,000	5,041
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	11,000	11,072
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	3,000	1,993
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,098
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,504
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,671
2.45%, 11/15/29 (a)	4,000	3,590
2.80%, 08/12/41 (a)	3,000	1,989
3.10%, 02/15/60 (a)	3,000	1,660
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,627
2.65%, 09/15/40 (a)	2,000	1,436
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	6,000	5,963
Intuit, Inc.
5.50%, 09/15/53 (a)	3,000	2,979
ITC Holdings Corp.
2.95%, 05/14/30 (g)	4,000	3,650
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53	6,000	6,463
	Principal Amount	Fair Value
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28	$6,000	$6,063
5.75%, 04/01/33	3,000	3,051
6.75%, 03/15/34	5,000	5,403
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (g)	5,000	5,141
Jefferies Financial Group, Inc.
5.88%, 07/21/28	6,000	6,160
Johnson & Johnson
3.63%, 03/03/37	3,000	2,668
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (c)	3,000	2,724
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (c)	2,000	1,492
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (c)	2,000	1,735
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (c)	10,000	7,794
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (c)	2,000	1,965
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (c)	3,000	2,393
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (c)	2,000	1,974
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (c)	5,000	5,044
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (c)	10,000	10,218
Kenvue, Inc.
4.90%, 03/22/33	2,000	2,003
5.05%, 03/22/53	2,000	1,874
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30	3,000	2,787
3.80%, 05/01/50	2,000	1,489
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,000	1,698
5.00%, 03/01/43	2,000	1,773
6.38%, 03/01/41	3,000	3,091
Kinder Morgan, Inc.
1.75%, 11/15/26	3,000	2,870

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	27

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
5.20%, 06/01/33	$3,000	$2,974
KLA Corp.
3.30%, 03/01/50	3,000	2,082
Kraft Heinz Foods Co.
5.20%, 07/15/45	2,000	1,833
L3Harris Technologies, Inc.
3.85%, 12/15/26	2,000	1,976
Las Vegas Sands Corp.
5.90%, 06/01/27	5,000	5,080
6.20%, 08/15/34	4,000	4,019
Leidos, Inc.
3.63%, 05/15/25	3,000	2,993
4.38%, 05/15/30	3,000	2,912
5.40%, 03/15/32	5,000	5,034
5.50%, 03/15/35	5,000	4,983
5.75%, 03/15/33	3,000	3,080
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (g)	3,000	2,040
Lincoln National Corp.
4.35%, 03/01/48	4,000	3,168
Lockheed Martin Corp.
4.50%, 05/15/36	3,000	2,864
Lowe's Cos., Inc.
1.30%, 04/15/28	3,000	2,730
1.70%, 09/15/28 - 10/15/30	6,000	5,291
5.63%, 04/15/53	2,000	1,931
Mars, Inc.
4.80%, 03/01/30 (g)	5,000	5,031
5.20%, 03/01/35 (g)	5,000	5,025
5.70%, 05/01/55 (g)	5,000	4,992
Marvell Technology, Inc.
5.95%, 09/15/33	3,000	3,129
Masco Corp.
3.50%, 11/15/27	2,000	1,948
McCormick & Co., Inc.
1.85%, 02/15/31	3,000	2,541
3.25%, 11/15/25	2,000	1,977
McDonald's Corp.
3.60%, 07/01/30	5,000	4,771
3.63%, 09/01/49	3,000	2,187
4.88%, 12/09/45	5,000	4,530
Medtronic Global Holdings SCA
4.50%, 03/30/33	10,000	9,773
Medtronic, Inc.
4.63%, 03/15/45	2,000	1,794
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	5,000	4,043
Merck & Co., Inc.
1.90%, 12/10/28	5,000	4,596
2.45%, 06/24/50	3,000	1,765
2.75%, 12/10/51	3,000	1,862
4.00%, 03/07/49	2,000	1,600
Meritage Homes Corp.
3.88%, 04/15/29 (g)	11,000	10,470
Meta Platforms, Inc.
3.85%, 08/15/32	4,000	3,782
4.45%, 08/15/52	2,000	1,703
MetLife, Inc.
4.72%, 12/15/44	4,000	3,548
Micron Technology, Inc.
3.37%, 11/01/41	3,000	2,216
3.48%, 11/01/51	3,000	2,027
5.30%, 01/15/31	3,000	3,033
	Principal Amount	Fair Value
5.80%, 01/15/35	$13,000	$13,307
Microsoft Corp.
2.40%, 08/08/26	2,000	1,956
2.68%, 06/01/60	3,000	1,790
2.92%, 03/17/52	3,000	2,013
3.45%, 08/08/36	3,000	2,676
3.50%, 02/12/35	3,000	2,762
Mid-America Apartments LP
2.88%, 09/15/51	3,000	1,891
Molson Coors Beverage Co.
4.20%, 07/15/46	2,000	1,608
Morgan Stanley
3.97%, 07/22/38 (c)	5,000	4,331
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (c)	4,000	3,844
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (c)	8,000	6,626
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (c)	8,000	4,933
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (c)	3,000	3,036
MPLX LP
2.65%, 08/15/30	3,000	2,672
Mylan, Inc.
5.20%, 04/15/48	3,000	2,335
NetApp, Inc.
5.50%, 03/17/32	8,000	8,064
Netflix, Inc.
4.90%, 08/15/34	5,000	5,002
Nevada Power Co.
6.00%, 03/15/54	3,000	3,065
Newmont Corp.
4.88%, 03/15/42	3,000	2,762
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (c)	3,000	2,944
NGPL PipeCo LLC
3.25%, 07/15/31 (g)	4,000	3,494
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (g)	2,000	1,941
NIKE, Inc.
3.38%, 03/27/50	2,000	1,429
NNN REIT, Inc.
4.00%, 11/15/25	2,000	1,990
Norfolk Southern Corp.
3.95%, 10/01/42	2,000	1,629
Northern Trust Corp.
6.13%, 11/02/32	3,000	3,206
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (g)	8,000	5,543
NOV, Inc.
3.60%, 12/01/29	3,000	2,834
Novant Health, Inc.
3.32%, 11/01/61	4,000	2,562
Novartis Capital Corp.
2.20%, 08/14/30	2,000	1,787

See Notes to Schedule of Investments.
28	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
3.00%, 11/20/25	$3,000	$2,975
Occidental Petroleum Corp.
6.13%, 01/01/31	6,000	6,173
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	3,000	2,803
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47	2,000	1,516
ONEOK, Inc.
4.35%, 03/15/29	2,000	1,967
6.10%, 11/15/32	3,000	3,145
6.63%, 09/01/53	4,000	4,185
Oracle Corp.
2.95%, 04/01/30	5,000	4,592
3.60%, 04/01/50	2,000	1,386
3.95%, 03/25/51	3,000	2,202
4.00%, 07/15/46 - 11/15/47	5,000	3,811
4.10%, 03/25/61	3,000	2,138
5.55%, 02/06/53	3,000	2,798
6.90%, 11/09/52	3,000	3,306
Otis Worldwide Corp.
2.06%, 04/05/25	3,000	3,000
2.57%, 02/15/30	3,000	2,717
3.36%, 02/15/50	3,000	2,069
Owens Corning
3.88%, 06/01/30	5,000	4,769
5.70%, 06/15/34	5,000	5,135
Pacific Gas & Electric Co.
2.10%, 08/01/27	3,000	2,813
2.50%, 02/01/31	2,000	1,720
3.00%, 06/15/28	3,000	2,820
3.30%, 08/01/40	2,000	1,467
3.50%, 08/01/50	3,000	1,991
4.30%, 03/15/45	4,000	3,127
PacifiCorp
2.70%, 09/15/30	3,000	2,686
2.90%, 06/15/52	3,000	1,800
5.80%, 01/15/55	2,000	1,950
6.25%, 10/15/37	2,000	2,105
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,935
3.70%, 06/01/28 (a)	2,000	1,927
5.25%, 04/01/44	3,000	2,409
Parker-Hannifin Corp.
3.25%, 06/14/29	3,000	2,856
4.50%, 09/15/29	3,000	3,003
Patterson-UTI Energy, Inc.
7.15%, 10/01/33	3,000	3,161
PayPal Holdings, Inc.
2.65%, 10/01/26	2,000	1,954
3.25%, 06/01/50	2,000	1,343
PepsiCo, Inc.
1.63%, 05/01/30	3,000	2,615
2.75%, 10/21/51	3,000	1,885
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	8,000	8,015
4.75%, 05/19/33	2,000	1,978
Pfizer, Inc.
2.70%, 05/28/50	4,000	2,465
3.90%, 03/15/39	3,000	2,587
4.40%, 05/15/44	2,000	1,751
Philip Morris International, Inc.
1.50%, 05/01/25	2,000	1,995
2.10%, 05/01/30	3,000	2,654
	Principal Amount	Fair Value
4.13%, 03/04/43	$2,000	$1,648
5.13%, 02/15/30	8,000	8,159
5.25%, 02/13/34	3,000	3,027
5.63%, 11/17/29	7,000	7,298
Phillips 66 Co.
2.15%, 12/15/30	4,000	3,473
3.15%, 12/15/29	4,000	3,735
3.30%, 03/15/52	3,000	1,915
3.75%, 03/01/28	3,000	2,934
4.68%, 02/15/45	2,000	1,682
Pilgrim's Pride Corp.
6.88%, 05/15/34	3,000	3,237
Pioneer Natural Resources Co.
1.13%, 01/15/26	9,000	8,764
2.15%, 01/15/31	8,000	6,974
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	3,000	2,826
Precision Castparts Corp.
4.38%, 06/15/45	2,000	1,742
Progressive Corp.
3.00%, 03/15/32	6,000	5,365
Prologis LP
3.05%, 03/01/50	4,000	2,619
3.25%, 06/30/26	2,000	1,973
Prudential Financial, Inc.
3.94%, 12/07/49	4,000	3,049
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (c)	3,000	3,002
Public Service Co. of Colorado
3.70%, 06/15/28	3,000	2,935
PVH Corp.
4.63%, 07/10/25	3,000	2,996
QUALCOMM, Inc.
4.30%, 05/20/47	3,000	2,526
4.50%, 05/20/52	2,000	1,704
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	4,000	3,411
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (c)	20,000	20,481
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	3,000	3,053
Rockwell Automation, Inc.
4.20%, 03/01/49	2,000	1,663
Rogers Communications, Inc.
5.00%, 03/15/44	2,000	1,772
Ross Stores, Inc.
4.70%, 04/15/27	3,000	2,999
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (g)	13,000	12,771
Royalty Pharma PLC
1.20%, 09/02/25	3,000	2,958
1.75%, 09/02/27	3,000	2,800
2.20%, 09/02/30	3,000	2,595
RTX Corp.
1.90%, 09/01/31	3,000	2,512
2.82%, 09/01/51	5,000	3,055
3.95%, 08/16/25	2,000	1,995

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	29

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
4.15%, 05/15/45	$3,000	$2,454
4.45%, 11/16/38	2,000	1,822
6.10%, 03/15/34	5,000	5,362
6.40%, 03/15/54	5,000	5,469
Ryder System, Inc.
2.90%, 12/01/26	3,000	2,918
Salesforce, Inc.
1.95%, 07/15/31	4,000	3,442
2.70%, 07/15/41	3,000	2,139
Schlumberger Holdings Corp.
3.90%, 05/17/28 (g)	2,000	1,969
5.00%, 06/01/34 (g)	11,000	10,819
Sealed Air Corp.
1.57%, 10/15/26 (g)	5,000	4,757
Selective Insurance Group, Inc.
5.38%, 03/01/49	3,000	2,741
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (c)	2,000	1,883
Shell Finance U.S., Inc.
2.38%, 11/07/29	5,000	4,577
3.25%, 04/06/50	1,000	690
3.75%, 09/12/46	6,000	4,619
Simon Property Group LP
3.38%, 06/15/27	2,000	1,957
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (g)	11,000	10,771
Southern California Edison Co.
4.00%, 04/01/47	7,000	5,211
4.20%, 03/01/29	6,000	5,832
5.65%, 10/01/28	19,000	19,456
Southern Co.
3.70%, 04/30/30	4,000	3,811
Southwest Airlines Co.
2.63%, 02/10/30	5,000	4,485
Southwestern Electric Power Co.
2.75%, 10/01/26	3,000	2,919
Spectra Energy Partners LP
3.38%, 10/15/26	2,000	1,964
4.50%, 03/15/45	3,000	2,468
Starbucks Corp.
4.00%, 11/15/28	2,000	1,968
Stryker Corp.
1.95%, 06/15/30	2,000	1,752
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43	3,000	3,254
Suncor Energy, Inc.
4.00%, 11/15/47	3,000	2,249
Synopsys, Inc.
4.85%, 04/01/30	5,000	5,033
5.15%, 04/01/35	5,000	5,025
5.70%, 04/01/55	5,000	4,961
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	11,000	10,818
4.00%, 04/14/32	3,000	2,803
Tampa Electric Co.
2.40%, 03/15/31	3,000	2,624
3.45%, 03/15/51	3,000	2,090
4.35%, 05/15/44	4,000	3,375
Tanger Properties LP
2.75%, 09/01/31	7,000	6,036
	Principal Amount	Fair Value
Tapestry, Inc.
3.05%, 03/15/32	$3,000	$2,596
5.10%, 03/11/30	10,000	9,999
5.50%, 03/11/35	5,000	4,940
Targa Resources Corp.
6.50%, 03/30/34	7,000	7,476
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	3,000	3,000
Target Corp.
1.95%, 01/15/27	2,000	1,925
Texas Instruments, Inc.
3.88%, 03/15/39	2,000	1,762
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	3,000	2,146
Time Warner Cable LLC
6.55%, 05/01/37	3,000	2,972
T-Mobile USA, Inc.
3.50%, 04/15/31	17,000	15,749
3.75%, 04/15/27	2,000	1,971
4.50%, 04/15/50	3,000	2,492
4.80%, 07/15/28	13,000	13,092
Toronto-Dominion Bank
3.20%, 03/10/32	8,000	7,135
4.46%, 06/08/32	3,000	2,895
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (c)	4,000	3,918
TotalEnergies Capital International SA
2.83%, 01/10/30	8,000	7,469
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	2,000	1,947
TransCanada PipeLines Ltd.
4.25%, 05/15/28	5,000	4,935
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (c)	7,000	6,996
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	2,000	1,963
Travelers Cos., Inc.
2.55%, 04/27/50	4,000	2,396
Truist Financial Corp. (6.67% fixed rate until 09/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/25 (c)	7,000	6,970
TWDC Enterprises 18 Corp.
4.13%, 06/01/44	2,000	1,664
Tyco Electronics Group SA
3.13%, 08/15/27	3,000	2,916
Tyson Foods, Inc.
5.70%, 03/15/34	5,000	5,115
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (c)	8,000	7,686
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (c)	3,000	3,066

See Notes to Schedule of Investments.
30	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
UDR, Inc.
2.10%, 08/01/32	$3,000	$2,438
3.00%, 08/15/31	3,000	2,670
Union Pacific Corp.
3.55%, 05/20/61	3,000	2,034
3.80%, 04/06/71	4,000	2,747
4.10%, 09/15/67	4,000	2,966
UnitedHealth Group, Inc.
2.00%, 05/15/30	4,000	3,534
4.20%, 05/15/32	3,000	2,882
4.45%, 12/15/48	2,000	1,668
4.75%, 07/15/45 - 05/15/52	4,000	3,514
5.05%, 04/15/53	3,000	2,710
5.20%, 04/15/63	3,000	2,705
Vale Overseas Ltd.
6.13%, 06/12/33	5,000	5,128
6.40%, 06/28/54	5,000	4,971
Ventas Realty LP
3.25%, 10/15/26	5,000	4,903
5.63%, 07/01/34	3,000	3,051
Verisk Analytics, Inc.
5.25%, 06/05/34	5,000	5,029
Verizon Communications, Inc.
2.36%, 03/15/32	4,000	3,383
3.00%, 03/22/27	2,000	1,946
3.40%, 03/22/41	2,000	1,538
3.55%, 03/22/51	3,000	2,139
3.70%, 03/22/61	2,000	1,377
4.40%, 11/01/34	2,000	1,888
Viatris, Inc.
4.00%, 06/22/50	2,000	1,306
Virginia Electric & Power Co.
4.00%, 11/15/46	3,000	2,355
Vistra Operations Co. LLC
6.00%, 04/15/34 (g)	3,000	3,046
Vontier Corp.
2.40%, 04/01/28	4,000	3,709
2.95%, 04/01/31	2,000	1,736
Vornado Realty LP
2.15%, 06/01/26	2,000	1,929
Vulcan Materials Co.
3.90%, 04/01/27	2,000	1,976
Walmart, Inc.
1.80%, 09/22/31	3,000	2,571
2.50%, 09/22/41	3,000	2,102
Walt Disney Co.
2.65%, 01/13/31	2,000	1,806
3.38%, 11/15/26	3,000	2,962
3.60%, 01/13/51	2,000	1,471
4.75%, 11/15/46	2,000	1,786
6.65%, 11/15/37	2,000	2,269
Warnermedia Holdings, Inc.
4.28%, 03/15/32	17,000	14,980
WEC Energy Group, Inc.
3.55%, 06/15/25	2,000	1,993
Wells Fargo & Co.
4.15%, 01/24/29	5,000	4,927
4.75%, 12/07/46	2,000	1,686
5.88%, 06/15/25 (c)	9,000	8,999
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (c)	6,000	5,987
	Principal Amount	Fair Value
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (c)	$2,000	$1,908
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (c)	5,000	3,725
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (c)	5,000	5,083
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (c)	3,000	3,039
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (c)	7,000	7,553
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (c)	3,000	2,865
Williams Cos., Inc.
3.75%, 06/15/27	3,000	2,949
4.85%, 03/01/48	3,000	2,592
4.90%, 01/15/45	2,000	1,762
5.40%, 03/04/44	2,000	1,886
Willis North America, Inc.
3.88%, 09/15/49	2,000	1,464
Workday, Inc.
3.50%, 04/01/27	3,000	2,941
3.70%, 04/01/29	3,000	2,890
Zoetis, Inc.
3.00%, 09/12/27	3,000	2,900
3.90%, 08/20/28	2,000	1,963
5.60%, 11/16/32	5,000	5,208
		2,392,533
Non-Agency Collateralized Mortgage Obligations - 6.2%
Bank
3.18%, 09/15/60 (a)	158,000	152,158
4.41%, 11/15/61 (a)(c)	66,000	65,190
BPR Trust 1 mo. Term SOFR + 1.90%
6.22%, 04/15/37 (a)(c)(g)	24,770	24,770
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	34,000	31,193
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	57,238
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	29,230
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	105,000	97,306
3.05%, 11/10/52 (a)	56,000	51,693
4.14%, 03/10/51 (a)(c)	25,000	23,516
4.42%, 11/10/48 (a)(c)	25,000	20,215
JPMBB Commercial Mortgage Securities Trust
4.58%, 11/15/48 (c)	20,000	8,586
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	731	29

See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	31

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Principal Amount	Fair Value
Morgan Stanley Bank of America Merrill Lynch Trust
0.48%, 03/15/48 (c)(d)	$11,630	$2
		561,126
Municipal Bonds and Notes - 0.1%
State of California, CA
4.60%, 04/01/38 (a)	15,000	14,352
Total Bonds and Notes (Cost $14,098,612)		8,886,297
Total Investments in Securities (Cost $14,098,612)		8,886,297

	Number of Shares
Short-Term Investments - 18.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (a)(h)(i) (Cost $1,623,356)	1,623,356	1,623,356
Total Investments (Cost $15,721,968)		10,509,653
Liabilities in Excess of Other Assets, net - (16.3)%		(1,475,379)
NET ASSETS - 100.0%		$9,034,274

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$500	1.00%/ Quarterly	06/20/30	$(8,831)	$(8,831)	$—

The Fund had the following long futures contracts open at March 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2025	1	$123,064	$122,250	$(814)
2 Yr. U.S. Treasury Notes Futures	June 2025	3	619,576	621,515	1,939
5 Yr. U.S. Treasury Notes Futures	June 2025	15	1,606,351	1,622,344	15,993
					$17,118

The Fund had the following short futures contracts open at March 31, 2025:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	June 2025	4	$(439,336)	$(444,875)	$(5,539)
10 Yr. U.S. Treasury Ultra Futures	June 2025	4	(450,930)	(456,500)	(5,570)
					$(11,109)
See Notes to Schedule of Investments.
32	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to $207,384 or 2.30% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
See Notes to Schedule of Investments.
State Street Income V.I.S. Fund	33

State Street Income V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$3,008,682	$—	$3,008,682
Agency Mortgage Backed	—	2,803,502	—	2,803,502
Agency Collateralized Mortgage Obligations	—	106,102	—	106,102
Corporate Notes	—	2,392,533	—	2,392,533
Non-Agency Collateralized Mortgage Obligations	—	561,126	—	561,126
Municipal Bonds and Notes	—	14,352	—	14,352
Short-Term Investments	1,623,356	—	—	1,623,356
Total Investments in Securities	$1,623,356	$8,886,297	$—	$10,509,653
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	—	—(a)	—	—
Long Futures Contracts - Unrealized Appreciation	17,932	—	—	17,932
Long Futures Contracts - Unrealized Depreciation	(814)	—	—	(814)
Short Futures Contracts - Unrealized Depreciation	(11,109)	—	—	(11,109)
Total Other Financial Instruments	$6,009	$—	$—	$6,009

(a)	The Fund held Level 2 security that was valued at $0 at March 31, 2025.

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,776,614	$1,776,614	$521,178	$674,436	$—	$—	1,623,356	$1,623,356	$17,829
See Notes to Schedule of Investments.
34	State Street Income V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 32.4% †
Common Stock - 32.4%
Advertising - 0.0% *
Advantage Solutions, Inc. (a)	1,852	$2,796
Boston Omaha Corp., Class A (a)	440	6,415
Cardlytics, Inc. (a)	1,128	2,053
Clear Channel Outdoor Holdings, Inc. (a)	6,419	7,125
Emerald Holding, Inc.	546	2,146
Entravision Communications Corp., Class A	1,438	3,020
Ibotta, Inc., Class A (a)	294	12,407
Integral Ad Science Holding Corp. (a)	1,358	10,945
Interpublic Group of Cos., Inc.	1,742	47,313
Magnite, Inc. (a)	2,712	30,944
National CineMedia, Inc. (a)	1,268	7,405
Omnicom Group, Inc.	927	76,858
PubMatic, Inc., Class A (a)	775	7,083
Stagwell, Inc. (a)	1,577	9,541
TechTarget, Inc. (a)	480	7,109
Thryv Holdings, Inc. (a)	693	8,877
Trade Desk, Inc., Class A (a)	2,311	126,458
		368,495
Aerospace & Defense - 0.6%
AAR Corp. (a)	749	41,937
AeroVironment, Inc. (a)	599	71,395
AerSale Corp. (a)	708	5,303
Archer Aviation, Inc., Class A (a)	6,814	48,448
Astronics Corp. (a)	532	12,858
Axon Enterprise, Inc. (a)	370	194,601
Boeing Co. (a)	3,863	658,835
BWX Technologies, Inc.	500	49,325
Byrna Technologies, Inc. (a)	317	5,338
Cadre Holdings, Inc.	568	16,818
Curtiss-Wright Corp.	200	63,454
Ducommun, Inc. (a)	254	14,740
Eve Holding, Inc. (a)	1,351	4,485
General Dynamics Corp.	1,435	391,152
General Electric Co.	5,548	1,110,432
HEICO Corp.	300	80,157
HEICO Corp., Class A	351	74,050
Hexcel Corp.	400	21,904
Howmet Aerospace, Inc.	2,125	275,676
Huntington Ingalls Industries, Inc.	200	40,808
Intuitive Machines, Inc. (a)	557	4,150
Kratos Defense & Security Solutions, Inc. (a)	3,158	93,761
L3Harris Technologies, Inc.	980	205,124
Leonardo DRS, Inc.	1,579	51,918
Loar Holdings, Inc. (a)	200	14,130
Lockheed Martin Corp.	1,095	489,147
Mercury Systems, Inc. (a)	1,116	48,088
Moog, Inc., Class A	591	102,450
National Presto Industries, Inc.	105	9,231
Northrop Grumman Corp.	657	336,391
Park Aerospace Corp.	317	4,264
Redwire Corp. (a)	415	3,440
Rocket Lab USA, Inc. (a)	7,415	132,580
RTX Corp.	6,853	907,748
Spirit AeroSystems Holdings, Inc., Class A (a)	600	20,676
Standardaero, Inc. (a)	500	13,320
	Number of Shares	Fair Value
Textron, Inc.	1,071	$77,380
TransDigm Group, Inc.	281	388,704
Triumph Group, Inc. (a)	1,578	39,987
V2X, Inc. (a)	351	17,217
Virgin Galactic Holdings, Inc. (a)	569	1,724
VirTra, Inc. (a)	450	1,832
Woodward, Inc.	300	54,747
		6,199,725
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	323	29,900
Alamo Group, Inc.	220	39,206
CNH Industrial NV	5,000	61,400
Deere & Co.	1,341	629,398
Lindsay Corp.	234	29,606
Titan International, Inc. (a)	912	7,652
Toro Co.	568	41,322
		838,484
Agricultural Products & Services - 0.0% *
Alico, Inc.	150	4,476
Archer-Daniels-Midland Co.	2,472	118,681
Bunge Global SA	637	48,680
Darling Ingredients, Inc. (a)	800	24,992
Fresh Del Monte Produce, Inc.	734	22,629
Ingredion, Inc.	344	46,512
Limoneira Co.	296	5,245
		271,215
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	1,111	24,931
CH Robinson Worldwide, Inc.	569	58,266
Expeditors International of Washington, Inc.	701	84,295
FedEx Corp.	1,172	285,710
Forward Air Corp. (a)	466	9,362
GXO Logistics, Inc. (a)	573	22,393
Hub Group, Inc., Class A	1,285	47,763
Radiant Logistics, Inc. (a)	612	3,764
United Parcel Service, Inc., Class B	3,792	417,082
		953,566
Airport Services - 0.0% *
Sky Harbour Group Corp. (a)	277	3,604
Alternative Carriers - 0.0% *
Anterix, Inc. (a)	209	7,650
AST SpaceMobile, Inc. (a)	2,861	65,059
Bandwidth, Inc., Class A (a)	454	5,947
Cogent Communications Holdings, Inc.	942	57,754
Globalstar, Inc. (a)	1,056	22,028
Iridium Communications, Inc.	600	16,392
Lumen Technologies, Inc. (a)	21,588	84,625
		259,455
Aluminum - 0.0% *
Alcoa Corp.	1,158	35,319
Century Aluminum Co. (a)	994	18,449
Constellium SE (a)	2,794	28,191
Kaiser Aluminum Corp.	347	21,035
Tredegar Corp. (a)	665	5,121
		108,115

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Apparel Retail - 0.1%
Abercrombie & Fitch Co., Class A (a)	1,046	$79,883
American Eagle Outfitters, Inc.	3,813	44,307
Boot Barn Holdings, Inc. (a)	633	68,003
Buckle, Inc.	669	25,636
Burlington Stores, Inc. (a)	333	79,364
Caleres, Inc.	629	10,838
Citi Trends, Inc. (a)	190	4,206
Designer Brands, Inc., Class A	682	2,489
Destination XL Group, Inc. (a)	1,525	2,226
Foot Locker, Inc. (a)	1,801	25,394
Gap, Inc.	900	18,549
Genesco, Inc. (a)	190	4,034
J Jill, Inc.	179	3,496
Lands' End, Inc. (a)	413	4,204
RealReal, Inc. (a)	1,865	10,052
Revolve Group, Inc. (a)	835	17,944
Ross Stores, Inc.	1,685	215,326
Shoe Carnival, Inc.	324	7,125
Stitch Fix, Inc., Class A (a)	1,851	6,016
ThredUp, Inc., Class A (a)	2,078	5,008
Tilly's, Inc., Class A (a)	339	746
TJX Cos., Inc.	5,853	712,895
Torrid Holdings, Inc. (a)	305	1,671
Urban Outfitters, Inc. (a)	1,354	70,950
Victoria's Secret & Co. (a)	1,696	31,512
Zumiez, Inc. (a)	266	3,961
		1,455,835
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	705	13,910
Carter's, Inc.	100	4,090
Columbia Sportswear Co.	200	15,138
Figs, Inc., Class A (a)	2,404	11,034
G-III Apparel Group Ltd. (a)	849	23,220
Hanesbrands, Inc. (a)	7,587	43,777
Kontoor Brands, Inc.	1,177	75,481
Lululemon Athletica, Inc. (a)	627	177,479
Movado Group, Inc.	265	4,431
Oxford Industries, Inc.	323	18,950
PVH Corp.	200	12,928
Ralph Lauren Corp.	200	44,148
Superior Group of Cos., Inc.	387	4,234
Tapestry, Inc.	1,274	89,702
Under Armour, Inc., Class A (a)	800	5,000
Under Armour, Inc., Class C (a)	2,000	11,900
Vera Bradley, Inc. (a)	680	1,530
VF Corp.	1,600	24,832
		581,784
Application Software - 1.0%
8x8, Inc. (a)	2,289	4,578
ACI Worldwide, Inc. (a)	2,248	122,987
Adobe, Inc. (a)	2,287	877,133
Agilysys, Inc. (a)	485	35,182
Alarm.com Holdings, Inc. (a)	1,014	56,429
Alkami Technology, Inc. (a)	1,280	33,600
Amplitude, Inc., Class A (a)	1,701	17,333
ANSYS, Inc. (a)	471	149,100
Appfolio, Inc., Class A (a)	100	21,990
AppLovin Corp., Class A (a)	1,400	370,958
Asana, Inc., Class A (a)	1,755	25,570
Atlassian Corp., Class A (a)	896	190,140
	Number of Shares	Fair Value
AudioEye, Inc. (a)	175	$1,942
Aurora Innovation, Inc. (a)	20,458	137,580
Autodesk, Inc. (a)	1,074	281,173
AvePoint, Inc. (a)	2,772	40,028
Bentley Systems, Inc., Class B	800	31,472
Bill Holdings, Inc. (a)	492	22,578
Bit Digital, Inc. (a)	3,062	6,185
Blackbaud, Inc. (a)	831	51,564
BlackLine, Inc. (a)	1,236	59,847
Blend Labs, Inc., Class A (a)	4,443	14,884
Box, Inc., Class A (a)	3,005	92,734
Braze, Inc., Class A (a)	1,415	51,053
C3.ai, Inc., Class A (a)	2,373	49,952
Cadence Design Systems, Inc. (a)	1,451	369,033
CCC Intelligent Solutions Holdings, Inc. (a)	1,800	16,254
Cerence, Inc. (a)	758	5,988
Cipher Mining, Inc. (a)	3,814	8,772
Cleanspark, Inc. (a)	5,825	39,144
Clear Secure, Inc., Class A	1,884	48,814
Clearwater Analytics Holdings, Inc., Class A (a)	3,946	105,753
Confluent, Inc., Class A (a)	1,200	28,128
Consensus Cloud Solutions, Inc. (a)	330	7,616
Core Scientific, Inc. (a)	3,849	27,867
CS Disco, Inc. (a)	613	2,507
Daily Journal Corp. (a)	28	11,136
Datadog, Inc., Class A (a)	1,596	158,339
Digimarc Corp. (a)	277	3,551
Digital Turbine, Inc. (a)	1,935	5,253
Docusign, Inc. (a)	1,089	88,645
Domo, Inc., Class B (a)	601	4,664
DoubleVerify Holdings, Inc. (a)	700	9,359
Dropbox, Inc., Class A (a)	1,000	26,710
Dynatrace, Inc. (a)	1,400	66,010
E2open Parent Holdings, Inc. (a)	3,760	7,520
eGain Corp. (a)	496	2,406
Elastic NV (a)	400	35,640
Enfusion, Inc., Class A (a)	910	10,146
EverCommerce, Inc. (a)	359	3,619
Fair Isaac Corp. (a)	123	226,832
Five9, Inc. (a)	500	13,575
Freshworks, Inc., Class A (a)	4,423	62,408
Guidewire Software, Inc. (a)	400	74,944
HubSpot, Inc. (a)	254	145,108
I3 Verticals, Inc., Class A (a)	427	10,534
Informatica, Inc., Class A (a)	100	1,745
Intapp, Inc. (a)	1,141	66,612
InterDigital, Inc.	539	111,438
Intuit, Inc.	1,413	867,568
Jamf Holding Corp. (a)	1,778	21,603
Kaltura, Inc. (a)	2,236	4,204
Life360, Inc. (a)	186	7,141
LiveRamp Holdings, Inc. (a)	1,356	35,446
Logility Supply Chain Solutions, Inc.	569	8,114
Manhattan Associates, Inc. (a)	331	57,276
MARA Holdings, Inc. (a)	7,198	82,777
Meridianlink, Inc. (a)	604	11,192
MicroStrategy, Inc., Class A (a)	1,200	345,924
Mitek Systems, Inc. (a)	830	6,847
nCino, Inc. (a)	500	13,735
NCR Voyix Corp. (a)	3,138	30,595

See Notes to Schedule of Investments.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
NextNav, Inc. (a)	1,688	$20,543
Nutanix, Inc., Class A (a)	1,374	95,919
Olo, Inc., Class A (a)	1,947	11,760
ON24, Inc. (a)	770	4,004
Ooma, Inc. (a)	448	5,864
Pagaya Technologies Ltd., Class A (a)	728	7,629
PagerDuty, Inc. (a)	1,830	33,434
Palantir Technologies, Inc., Class A (a)	10,629	897,088
Pegasystems, Inc.	200	13,904
Porch Group, Inc. (a)	1,410	10,279
Procore Technologies, Inc. (a)	600	39,612
PROS Holdings, Inc. (a)	994	18,916
PTC, Inc. (a)	648	100,408
Q2 Holdings, Inc. (a)	1,256	100,493
Red Violet, Inc.	200	7,518
Rekor Systems, Inc. (a)	1,163	1,031
ReposiTrak, Inc.	309	6,263
Rimini Street, Inc. (a)	1,465	5,098
RingCentral, Inc., Class A (a)	500	12,380
Riot Platforms, Inc. (a)	6,562	46,721
Roadzen, Inc. (a)	998	1,038
Roper Technologies, Inc.	555	327,217
Salesforce, Inc.	4,728	1,268,806
SEMrush Holdings, Inc., Class A (a)	681	6,354
SoundHound AI, Inc., Class A (a)	6,607	53,649
SoundThinking, Inc. (a)	247	4,187
Sprinklr, Inc., Class A (a)	2,538	21,192
Sprout Social, Inc., Class A (a)	1,084	23,837
SPS Commerce, Inc. (a)	804	106,715
Synopsys, Inc. (a)	796	341,365
Terawulf, Inc. (a)	5,051	13,789
Tyler Technologies, Inc. (a)	221	128,487
Unity Software, Inc. (a)	1,398	27,387
Verint Systems, Inc. (a)	1,321	23,580
Vertex, Inc., Class A (a)	1,168	40,892
Viant Technology, Inc., Class A (a)	391	4,852
Weave Communications, Inc. (a)	733	8,129
WM Technology, Inc. (a)	2,760	3,119
Workday, Inc., Class A (a)	1,110	259,218
Workiva, Inc. (a)	1,078	81,831
Yext, Inc. (a)	1,973	12,154
Zeta Global Holdings Corp., Class A (a)	3,830	51,935
Zoom Communications, Inc. (a)	1,374	101,360
		10,394,441
Asset Management & Custody Banks - 0.3%
Acadian Asset Management, Inc.	502	12,982
Affiliated Managers Group, Inc.	200	33,606
AlTi Global, Inc. (a)	936	2,845
Ameriprise Financial, Inc.	543	262,872
ARES Management Corp., Class A	922	135,174
Artisan Partners Asset Management, Inc., Class A	1,349	52,746
Bank of New York Mellon Corp.	3,806	319,209
Blackrock, Inc.	762	721,218
Blackstone, Inc.	3,712	518,863
Blue Owl Capital, Inc.	2,400	48,096
	Number of Shares	Fair Value
Carlyle Group, Inc.	1,251	$54,531
Cohen & Steers, Inc.	590	47,348
Diamond Hill Investment Group, Inc.	55	7,856
DigitalBridge Group, Inc.	3,430	30,253
Franklin Resources, Inc.	1,400	26,950
GCM Grosvenor, Inc., Class A	783	10,359
Hamilton Lane, Inc., Class A	837	124,437
Invesco Ltd.	1,900	28,823
Janus Henderson Group PLC	700	25,305
KKR & Co., Inc.	3,459	399,895
Northern Trust Corp.	1,032	101,807
P10, Inc., Class A	747	8,777
SEI Investments Co.	500	38,815
Silvercrest Asset Management Group, Inc., Class A	236	3,861
State Street Corp. (b)	1,561	139,756
StepStone Group, Inc., Class A	1,404	73,331
T. Rowe Price Group, Inc.	1,157	106,294
TPG, Inc.	300	14,229
Victory Capital Holdings, Inc., Class A	882	51,041
Virtus Investment Partners, Inc.	146	25,165
WisdomTree, Inc.	2,833	25,270
		3,451,714
Automobile Manufacturers - 0.4%
Ford Motor Co.	20,791	208,534
General Motors Co.	5,227	245,826
Lucid Group, Inc. (a)	3,000	7,260
Rivian Automotive, Inc., Class A (a)	3,800	47,310
Stellantis NV	22,846	255,982
Tesla, Inc. (a)	14,361	3,721,797
Thor Industries, Inc.	234	17,739
Winnebago Industries, Inc.	614	21,158
		4,525,606
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	1,765	22,698
American Axle & Manufacturing Holdings, Inc. (a)	2,110	8,588
BorgWarner, Inc.	1,286	36,844
Cooper-Standard Holdings, Inc. (a)	289	4,427
Dana, Inc.	2,809	37,444
Dorman Products, Inc. (a)	553	66,659
Fox Factory Holding Corp. (a)	917	21,403
Gentex Corp.	1,058	24,651
Gentherm, Inc. (a)	669	17,889
Holley, Inc. (a)	1,305	3,354
LCI Industries	532	46,513
Lear Corp.	300	26,466
Luminar Technologies, Inc. (a)	617	3,326
Modine Manufacturing Co. (a)	1,103	84,655
Patrick Industries, Inc.	694	58,685
Phinia, Inc.	900	38,187
QuantumScape Corp. (a)	2,200	9,152
Solid Power, Inc. (a)	3,266	3,429
Standard Motor Products, Inc.	387	9,648
Stoneridge, Inc. (a)	811	3,722
Visteon Corp. (a)	585	45,408
XPEL, Inc. (a)(c)	475	13,955
		587,103

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Automotive Retail - 0.1%
Advance Auto Parts, Inc.	398	$15,605
America's Car-Mart, Inc. (a)	177	8,034
Arko Corp.	1,620	6,399
Asbury Automotive Group, Inc. (a)	420	92,753
AutoNation, Inc. (a)	182	29,469
AutoZone, Inc. (a)	87	331,712
Camping World Holdings, Inc., Class A	1,061	17,146
CarMax, Inc. (a)	900	70,128
Carvana Co. (a)	600	125,448
EVgo, Inc. (a)	2,568	6,831
Group 1 Automotive, Inc.	275	105,036
Lithia Motors, Inc.	100	29,354
Monro, Inc.	549	7,944
Murphy USA, Inc.	122	57,317
OneWater Marine, Inc., Class A (a)	205	3,317
O'Reilly Automotive, Inc. (a)	298	426,909
Penske Automotive Group, Inc.	70	10,079
RumbleON, Inc., Class B (a)	453	1,277
Sonic Automotive, Inc., Class A	321	18,284
Valvoline, Inc. (a)	600	20,886
		1,383,928
Biotechnology - 1.0%
2seventy bio, Inc. (a)	1,031	5,093
4D Molecular Therapeutics, Inc. (a)	857	2,768
89bio, Inc. (a)	2,361	17,164
AbbVie, Inc.	9,167	1,920,670
Absci Corp. (a)	1,630	4,091
ACADIA Pharmaceuticals, Inc. (a)	2,570	42,688
ACELYRIN, Inc. (a)(d)	1,562	3,858
Achieve Life Sciences, Inc. (a)	1,024	2,734
Acrivon Therapeutics, Inc. (a)	376	763
Actinium Pharmaceuticals, Inc. (a)	1,134	1,826
Acumen Pharmaceuticals, Inc. (a)	1,387	1,526
ADMA Biologics, Inc. (a)	4,811	95,450
Aduro Biotech, Inc. (a)(e)**	4,580	—
Adverum Biotechnologies, Inc. (a)	518	2,264
Aerovate Therapeutics, Inc. (a)	429	1,077
Agenus, Inc. (a)	613	923
Agios Pharmaceuticals, Inc. (a)	1,216	35,629
Akebia Therapeutics, Inc. (a)	3,762	7,223
Akero Therapeutics, Inc. (a)	1,573	63,675
Aldeyra Therapeutics, Inc. (a)	1,051	6,043
Alector, Inc. (a)	2,277	2,801
Alkermes PLC (a)	3,432	113,325
Allogene Therapeutics, Inc. (a)	2,708	3,954
Alnylam Pharmaceuticals, Inc. (a)	681	183,884
Altimmune, Inc. (a)	1,286	6,430
ALX Oncology Holdings, Inc. (a)	812	506
Amgen, Inc.	2,743	854,582
Amicus Therapeutics, Inc. (a)	6,287	51,302
AnaptysBio, Inc. (a)	456	8,477
Anavex Life Sciences Corp. (a)	1,384	11,875
Anika Therapeutics, Inc. (a)	224	3,367
Annexon, Inc. (a)	1,715	3,310
	Number of Shares	Fair Value
Apellis Pharmaceuticals, Inc. (a)	600	$13,122
Apogee Therapeutics, Inc. (a)	818	30,560
Applied Therapeutics, Inc. (a)	2,772	1,355
Arbutus Biopharma Corp. (a)	2,659	9,280
Arcellx, Inc. (a)	922	60,483
Arcturus Therapeutics Holdings, Inc. (a)	574	6,079
Arcus Biosciences, Inc. (a)	1,088	8,541
Arcutis Biotherapeutics, Inc. (a)	2,317	36,238
Ardelyx, Inc. (a)	5,090	24,992
ArriVent Biopharma, Inc. (a)	524	9,689
Arrowhead Pharmaceuticals, Inc. (a)	2,567	32,704
ARS Pharmaceuticals, Inc. (a)	904	11,372
Astria Therapeutics, Inc. (a)	816	4,357
Atossa Therapeutics, Inc. (a)	3,176	2,137
Aura Biosciences, Inc. (a)	827	4,846
Avidity Biosciences, Inc. (a)	2,373	70,051
Avita Medical, Inc. (a)	548	4,461
Beam Therapeutics, Inc. (a)	1,941	37,908
Bicara Therapeutics, Inc. (a)	510	6,645
BioCryst Pharmaceuticals, Inc. (a)	4,455	33,412
Biogen, Inc. (a)	792	108,377
Biohaven Ltd. (a)	1,841	44,258
BioMarin Pharmaceutical, Inc. (a)	889	62,843
Biomea Fusion, Inc. (a)	869	1,851
Black Diamond Therapeutics, Inc. (a)	961	1,490
Bluebird Bio, Inc. (a)	282	1,376
Blueprint Medicines Corp. (a)	1,355	119,931
Boundless Bio, Inc. (a)	559	844
Bridgebio Pharma, Inc. (a)	3,000	103,710
C4 Therapeutics, Inc. (a)	1,632	2,611
Cabaletta Bio, Inc. (a)	1,422	1,969
CAMP4 Therapeutics Corp. (a)	236	944
Candel Therapeutics, Inc. (a)	482	2,723
Capricor Therapeutics, Inc. (a)	739	7,013
Cardiff Oncology, Inc. (a)	1,295	4,066
CareDx, Inc. (a)	1,101	19,543
Cargo Therapeutics, Inc. (a)	883	3,594
Caribou Biosciences, Inc. (a)	2,303	2,103
Cartesian Therapeutics, Inc. (a)	239	3,150
Catalyst Pharmaceuticals, Inc. (a)	2,398	58,151
Celcuity, Inc. (a)	587	5,935
Celldex Therapeutics, Inc. (a)	1,397	25,356
Century Therapeutics, Inc. (a)	921	438
CervoMed, Inc. (a)	222	2,031
CG oncology, Inc. (a)	1,142	27,968
Chinook Therapeutics, Inc. (a)	2,824	1,101
Cibus, Inc. (a)	582	1,088
Climb Bio, Inc. (a)	875	1,068
Cogent Biosciences, Inc. (a)	1,707	10,225
Coherus Biosciences, Inc. (a)	2,726	2,200
Compass Therapeutics, Inc. (a)	1,823	3,464
Corbus Pharmaceuticals Holdings, Inc. (a)	291	1,545
Crinetics Pharmaceuticals, Inc. (a)	1,876	62,921
CSL Ltd.	5,322	835,347
Cullinan Therapeutics, Inc. (a)	944	7,146
Cytokinetics, Inc. (a)	2,438	97,983

See Notes to Schedule of Investments.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Day One Biopharmaceuticals, Inc. (a)	957	$7,589
Denali Therapeutics, Inc. (a)	2,672	36,326
Design Therapeutics, Inc. (a)	759	2,930
Dianthus Therapeutics, Inc. (a)	439	7,963
Disc Medicine, Inc. (a)	482	23,926
Dynavax Technologies Corp. (a)	2,832	36,731
Dyne Therapeutics, Inc. (a)	1,795	18,776
Editas Medicine, Inc. (a)	2,530	2,935
Elevation Oncology, Inc. (a)	2,063	535
Enanta Pharmaceuticals, Inc. (a)	609	3,362
Entrada Therapeutics, Inc. (a)	515	4,656
Erasca, Inc. (a)	3,213	4,402
Exact Sciences Corp. (a)	800	34,632
Exelixis, Inc. (a)	1,300	47,996
Fate Therapeutics, Inc. (a)	2,800	2,212
Fibrobiologics, Inc. (a)	1,018	916
Foghorn Therapeutics, Inc. (a)	803	2,931
Galectin Therapeutics, Inc. (a)	922	1,125
Generation Bio Co. (a)	1,471	596
Geron Corp. (a)	12,870	20,463
Gilead Sciences, Inc.	6,411	718,353
GRAIL, Inc. (a)	195	4,980
Greenwich Lifesciences, Inc. (a)	244	2,328
Gyre Therapeutics, Inc. (a)	207	1,598
Halozyme Therapeutics, Inc. (a)	2,632	167,948
Heron Therapeutics, Inc. (a)	1,948	4,286
HilleVax, Inc. (a)	1,102	1,598
Humacyte, Inc. (a)	1,565	2,668
Ideaya Biosciences, Inc. (a)	1,822	29,844
IGM Biosciences, Inc. (a)	451	519
ImmunityBio, Inc. (a)	2,935	8,834
Immunome, Inc. (a)	1,496	10,068
Immunovant, Inc. (a)	1,257	21,482
Incyte Corp. (a)	746	45,170
Inhibrx Biosciences, Inc. (a)	245	3,428
Inmune Bio, Inc. (a)	404	3,155
Inovio Pharmaceuticals, Inc. (a)	677	1,104
Inozyme Pharma, Inc. (a)	1,382	1,258
Insmed, Inc. (a)	3,638	277,543
Intellia Therapeutics, Inc. (a)	2,005	14,256
Invivyd, Inc. (a)	2,358	1,427
Ionis Pharmaceuticals, Inc. (a)	700	21,119
Iovance Biotherapeutics, Inc. (a)	5,965	19,863
Ironwood Pharmaceuticals, Inc. (a)	2,450	3,601
iTeos Therapeutics, Inc. (a)	735	4,388
Janux Therapeutics, Inc. (a)	667	18,009
Jasper Therapeutics, Inc. (a)	302	1,299
KalVista Pharmaceuticals, Inc. (a)	901	10,398
Keros Therapeutics, Inc. (a)	777	7,918
Kiniksa Pharmaceuticals International PLC (a)	841	18,679
Kodiak Sciences, Inc. (a)	727	2,039
Korro Bio, Inc. (a)	189	3,290
Krystal Biotech, Inc. (a)	529	95,379
Kura Oncology, Inc. (a)	1,336	8,818
Kymera Therapeutics, Inc. (a)	1,012	27,698
Kyverna Therapeutics, Inc. (a)	501	967
Larimar Therapeutics, Inc. (a)	1,163	2,500
	Number of Shares	Fair Value
Legend Biotech Corp. ADR (a)	1,100	$37,323
LENZ Therapeutics, Inc. (a)	221	5,682
Lexeo Therapeutics, Inc. (a)	701	2,432
Lexicon Pharmaceuticals, Inc. (a)	2,985	1,375
Lineage Cell Therapeutics, Inc. (a)	5,431	2,453
Lyell Immunopharma, Inc. (a)	5,294	2,848
MacroGenics, Inc. (a)	1,629	2,069
Madrigal Pharmaceuticals, Inc. (a)	383	126,861
MannKind Corp. (a)	5,818	29,265
MeiraGTx Holdings PLC (a)	995	6,746
Mersana Therapeutics, Inc. (a)	3,319	1,142
Metagenomi, Inc. (a)	723	983
Metsera, Inc. (a)	325	8,846
MiMedx Group, Inc. (a)	2,582	19,623
Mineralys Therapeutics, Inc. (a)	602	9,560
Mirum Pharmaceuticals, Inc. (a)	855	38,518
Moderna, Inc. (a)	1,808	51,257
Monte Rosa Therapeutics, Inc. (a)	1,027	4,765
Myriad Genetics, Inc. (a)	1,760	15,611
Natera, Inc. (a)	600	84,846
Neurocrine Biosciences, Inc. (a)	500	55,300
Neurogene, Inc. (a)	289	3,384
Nkarta, Inc. (a)	1,447	2,662
Novavax, Inc. (a)	3,334	21,371
Nurix Therapeutics, Inc. (a)	1,528	18,153
Nuvalent, Inc., Class A (a)	753	53,403
Ocugen, Inc. (a)	7,101	5,015
Olema Pharmaceuticals, Inc. (a)	1,141	4,290
Organogenesis Holdings, Inc. (a)	1,247	5,387
ORIC Pharmaceuticals, Inc. (a)	1,134	6,328
Outlook Therapeutics, Inc. (a)	299	365
Ovid therapeutics, Inc. (a)	2,406	750
PepGen, Inc. (a)	389	547
Perspective Therapeutics, Inc. (a)	1,608	3,425
Praxis Precision Medicines, Inc. (a)	338	12,800
Precigen, Inc. (a)	3,642	5,427
Prelude Therapeutics, Inc. (a)	429	329
Prime Medicine, Inc. (a)	1,599	3,182
ProKidney Corp. (a)	3,605	3,159
Protagonist Therapeutics, Inc. (a)	1,249	60,402
PTC Therapeutics, Inc. (a)	1,626	82,861
Puma Biotechnology, Inc. (a)	1,048	3,102
Pyxis Oncology, Inc. (a)	1,252	1,227
Q32 Bio, Inc. (a)	199	328
RAPT Therapeutics, Inc. (a)	1,175	1,434
Recursion Pharmaceuticals, Inc., Class A (a)	5,364	28,376
Regeneron Pharmaceuticals, Inc.	542	343,753
REGENXBIO, Inc. (a)	816	5,834
Regulus Therapeutics, Inc. (a)	1,332	2,331
Relay Therapeutics, Inc. (a)	2,207	5,782
Renovaro, Inc. (a)	3,058	1,661
Replimune Group, Inc. (a)	1,446	14,098
Revolution Medicines, Inc. (a)	3,566	126,094

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Rhythm Pharmaceuticals, Inc. (a)	1,173	$62,134
Rigel Pharmaceuticals, Inc. (a)	311	5,595
Rocket Pharmaceuticals, Inc. (a)	1,626	10,845
Roivant Sciences Ltd. (a)	2,500	25,225
Sage Therapeutics, Inc. (a)	981	7,799
Sana Biotechnology, Inc. (a)	2,714	4,560
Sarepta Therapeutics, Inc. (a)	500	31,910
Savara, Inc. (a)	2,035	5,637
Scholar Rock Holding Corp. (a)	1,660	53,369
Sera Prognostics, Inc., Class A (a)	728	2,679
Shattuck Labs, Inc. (a)	976	927
Skye Bioscience, Inc. (a)	673	1,070
Soleno Therapeutics, Inc. (a)	555	39,655
Solid Biosciences, Inc. (a)	576	2,131
SpringWorks Therapeutics, Inc. (a)	1,470	64,871
Spyre Therapeutics, Inc. (a)	844	13,618
Stoke Therapeutics, Inc. (a)	642	4,269
Summit Therapeutics, Inc. (a)	1,980	38,194
Sutro Biopharma, Inc. (a)	2,601	1,692
Syndax Pharmaceuticals, Inc. (a)	1,785	21,929
Tango Therapeutics, Inc. (a)	1,484	2,033
Taysha Gene Therapies, Inc. (a)	4,292	5,966
Tenaya Therapeutics, Inc. (a)	1,931	1,101
Tevogen Bio Holdings, Inc. (a)	907	980
TG Therapeutics, Inc. (a)	2,976	117,344
Tourmaline Bio, Inc. (a)	483	7,346
Travere Therapeutics, Inc. (a)	1,775	31,808
TScan Therapeutics, Inc. (a)	1,030	1,421
Twist Bioscience Corp. (a)	1,251	49,114
Tyra Biosciences, Inc. (a)	413	3,841
Ultragenyx Pharmaceutical, Inc. (a)	400	14,484
United Therapeutics Corp. (a)	211	65,045
Upstream Bio, Inc. (a)	460	2,815
UroGen Pharma Ltd. (a)	695	7,687
Vanda Pharmaceuticals, Inc. (a)	988	4,535
Vaxcyte, Inc. (a)	2,620	98,931
Vera Therapeutics, Inc. (a)	960	23,059
Veracyte, Inc. (a)	1,648	48,863
Verastem, Inc. (a)	818	4,933
Vericel Corp. (a)	1,053	46,985
Vertex Pharmaceuticals, Inc. (a)	1,339	649,174
Verve Therapeutics, Inc. (a)	1,431	6,540
Viking Therapeutics, Inc. (a)	800	19,320
Vir Biotechnology, Inc. (a)	1,669	10,815
Viridian Therapeutics, Inc. (a)	1,584	21,352
Voyager Therapeutics, Inc. (a)	1,279	4,323
Werewolf Therapeutics, Inc. (a)	1,319	1,282
X4 Pharmaceuticals, Inc. (a)	5,092	1,204
XBiotech, Inc. (a)	612	1,983
Xencor, Inc. (a)	1,467	15,609
XOMA Royalty Corp. (a)	239	4,763
Y-mAbs Therapeutics, Inc. (a)	931	4,124
Zenas Biopharma, Inc. (a)	406	3,207
Zentalis Pharmaceuticals, Inc. (a)	1,765	2,806
Zymeworks, Inc. (a)	1,086	12,934
		10,363,288
	Number of Shares	Fair Value
Brewers - 0.0% *
Boston Beer Co., Inc., Class A (a)	114	$27,228
Molson Coors Beverage Co., Class B	800	48,696
		75,924
Broadcasting - 0.0% *
AMC Networks, Inc., Class A (a)	561	3,860
EW Scripps Co., Class A (a)	1,732	5,127
Fox Corp., Class A	1,100	62,260
Fox Corp., Class B	700	36,897
Gray Media, Inc.	1,527	6,597
iHeartMedia, Inc., Class A (a)	2,448	4,039
Nexstar Media Group, Inc.	124	22,223
Paramount Global, Class B	2,804	33,536
Sinclair, Inc.	582	9,271
TEGNA, Inc.	3,402	61,984
Townsquare Media, Inc., Class A	445	3,622
		249,416
Broadline Retail - 0.9%
1stdibs.com, Inc. (a)	606	1,842
Amazon.com, Inc. (a)	48,563	9,239,597
eBay, Inc.	2,448	165,803
Etsy, Inc. (a)	591	27,883
Groupon, Inc. (a)	491	9,216
Kohl's Corp.	500	4,090
Macy's, Inc.	1,100	13,816
Nordstrom, Inc.	700	17,115
Ollie's Bargain Outlet Holdings, Inc. (a)	300	34,908
Savers Value Village, Inc. (a)	404	2,788
		9,517,058
Building Products - 0.2%
A.O. Smith Corp.	606	39,608
AAON, Inc.	300	23,439
Advanced Drainage Systems, Inc.	400	43,460
Allegion PLC	456	59,490
American Woodmark Corp. (a)	339	19,943
Apogee Enterprises, Inc.	475	22,007
Armstrong World Industries, Inc.	200	28,176
AZEK Co., Inc. (a)	700	34,223
AZZ, Inc.	629	52,591
Builders FirstSource, Inc. (a)	600	74,964
Caesarstone Ltd. (a)	615	1,494
Carlisle Cos., Inc.	215	73,207
Carrier Global Corp.	4,292	272,113
CSW Industrials, Inc.	357	104,073
Fortune Brands Innovations, Inc.	735	44,747
Gibraltar Industries, Inc. (a)	657	38,540
Griffon Corp.	805	57,557
Hayward Holdings, Inc. (a)	500	6,960
Insteel Industries, Inc.	344	9,047
Janus International Group, Inc. (a)	3,073	22,126
JELD-WEN Holding, Inc. (a)	1,571	9,379
Johnson Controls International PLC	3,395	271,973
Lennox International, Inc.	169	94,780
Masco Corp.	1,200	83,448

See Notes to Schedule of Investments.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Masterbrand, Inc. (a)	2,726	$35,602
Owens Corning	467	66,697
Quanex Building Products Corp.	985	18,311
Resideo Technologies, Inc. (a)	3,129	55,383
Simpson Manufacturing Co., Inc.	200	31,416
Tecnoglass, Inc.	485	34,702
Trane Technologies PLC	1,213	408,684
Trex Co., Inc. (a)	596	34,628
UFP Industries, Inc.	1,260	134,870
Zurn Elkay Water Solutions Corp.	3,072	101,315
		2,408,953
Cable & Satellite - 0.1%
Cable One, Inc.	122	32,424
Charter Communications, Inc., Class A (a)	523	192,741
Comcast Corp., Class A	19,653	725,196
EchoStar Corp., Class A (a)	2,604	66,611
Liberty Broadband Corp., Class C (a)	600	51,030
Sirius XM Holdings, Inc.	883	19,907
WideOpenWest, Inc. (a)	1,055	5,222
		1,093,131
Cargo Ground Transportation - 0.1%
ArcBest Corp.	507	35,784
Covenant Logistics Group, Inc.	293	6,505
Heartland Express, Inc.	854	7,874
JB Hunt Transport Services, Inc.	454	67,169
Knight-Swift Transportation Holdings, Inc.	822	35,749
Landstar System, Inc.	144	21,629
Marten Transport Ltd.	1,086	14,900
Old Dominion Freight Line, Inc.	968	160,156
PAMT Corp. (a)	196	2,379
Proficient Auto Logistics, Inc. (a)	450	3,766
RXO, Inc. (a)	3,412	65,169
Ryder System, Inc.	194	27,899
Saia, Inc. (a)	176	61,500
U-Haul Holding Co.	647	38,289
Universal Logistics Holdings, Inc.	144	3,779
Werner Enterprises, Inc.	1,325	38,822
XPO, Inc. (a)	600	64,548
		655,917
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	952	9,444
Boyd Gaming Corp.	400	26,332
Caesars Entertainment, Inc. (a)	1,059	26,475
Churchill Downs, Inc.	300	33,321
DraftKings, Inc., Class A (a)	2,500	83,025
Everi Holdings, Inc. (a)	1,759	24,046
Full House Resorts, Inc. (a)	841	3,515
Golden Entertainment, Inc.	365	9,632
Inspired Entertainment, Inc. (a)	463	3,954
International Game Technology PLC	2,444	39,739
Las Vegas Sands Corp.	1,859	71,813
Light & Wonder, Inc. (a)	400	34,644
MGM Resorts International (a)	1,200	35,568
Monarch Casino & Resort, Inc.	253	19,671
	Number of Shares	Fair Value
Penn Entertainment, Inc. (a)	700	$11,417
PlayAGS, Inc. (a)	715	8,659
Red Rock Resorts, Inc., Class A	1,056	45,799
Rush Street Interactive, Inc. (a)	1,497	16,048
Wynn Resorts Ltd.	570	47,595
		550,697
Coal & Consumable Fuels - 0.0% *
Centrus Energy Corp., Class A (a)	284	17,668
Core Natural Resources, Inc.	1,123	86,583
Energy Fuels, Inc. (a)	3,512	13,100
Hallador Energy Co. (a)	534	6,557
NACCO Industries, Inc., Class A	108	3,643
Peabody Energy Corp.	2,578	34,932
Uranium Energy Corp. (a)	8,574	40,984
Ur-Energy, Inc. (a)	6,308	4,252
		207,719
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	627	21,788
Essent Group Ltd.	2,224	128,369
Federal Agricultural Mortgage Corp., Class C	197	36,940
Merchants Bancorp	337	12,469
MGIC Investment Corp.	1,200	29,736
Mr. Cooper Group, Inc. (a)	1,344	160,742
NMI Holdings, Inc. (a)	1,680	60,564
Onity Group, Inc. (a)	166	5,365
PennyMac Financial Services, Inc.	573	57,363
Radian Group, Inc.	3,143	103,939
Rocket Cos., Inc., Class A	500	6,035
Velocity Financial, Inc. (a)	230	4,303
Walker & Dunlop, Inc.	688	58,728
Waterstone Financial, Inc.	273	3,672
		690,013
Commercial Printing - 0.0% *
Deluxe Corp.	825	13,043
Ennis, Inc.	465	9,342
Quad/Graphics, Inc.	845	4,605
		26,990
Commodity Chemicals - 0.1%
AdvanSix, Inc.	475	10,759
Cabot Corp.	1,119	93,034
Core Molding Technologies, Inc. (a)	197	2,994
Dow, Inc.	3,686	128,715
Hawkins, Inc.	415	43,957
Koppers Holdings, Inc.	365	10,220
Kronos Worldwide, Inc.	459	3,433
LyondellBasell Industries NV, Class A	1,334	93,914
Mativ Holdings, Inc.	983	6,124
Olin Corp.	490	11,878
PureCycle Technologies, Inc. (a)	2,687	18,594
Tronox Holdings PLC	2,238	15,755
Westlake Corp.	200	20,006
		459,383
Communications Equipment - 0.3%
ADTRAN Holdings, Inc. (a)	1,471	12,827

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Applied Optoelectronics, Inc. (a)	909	$13,953
Arista Networks, Inc. (a)	5,356	414,983
Aviat Networks, Inc. (a)	199	3,815
Calix, Inc. (a)	1,280	45,363
Ciena Corp. (a)	679	41,032
Cisco Systems, Inc.	20,616	1,272,213
Clearfield, Inc. (a)	218	6,479
CommScope Holding Co., Inc. (a)	4,666	24,776
Digi International, Inc. (a)	776	21,596
Extreme Networks, Inc. (a)	2,773	36,687
F5, Inc. (a)	300	79,881
Harmonic, Inc. (a)	2,396	22,978
Juniper Networks, Inc.	1,855	67,132
Lumentum Holdings, Inc. (a)	400	24,936
Motorola Solutions, Inc.	847	370,825
NETGEAR, Inc. (a)	521	12,744
NetScout Systems, Inc. (a)	1,493	31,368
Ribbon Communications, Inc. (a)	1,867	7,319
Viasat, Inc. (a)	2,679	27,915
Viavi Solutions, Inc. (a)	4,721	52,828
		2,591,650
Computer & Electronics Retail - 0.0% *
Best Buy Co., Inc.	1,038	76,407
GameStop Corp., Class A (a)	2,300	51,336
		127,743
Construction & Engineering - 0.2%
AECOM	700	64,911
Ameresco, Inc., Class A (a)	595	7,188
API Group Corp. (a)	1,100	39,336
Arcosa, Inc.	1,037	79,973
Argan, Inc.	273	35,809
Bowman Consulting Group Ltd. (a)	243	5,305
Centuri Holdings, Inc. (a)	407	6,671
Comfort Systems USA, Inc.	141	45,448
Concrete Pumping Holdings, Inc.	590	3,221
Construction Partners, Inc., Class A (a)	975	70,073
Dycom Industries, Inc. (a)	607	92,470
EMCOR Group, Inc.	294	108,671
Everus Construction Group, Inc. (a)	175	6,491
Ferrovial SE	5,175	231,231
Fluor Corp. (a)	3,639	130,349
Granite Construction, Inc.	942	71,027
Great Lakes Dredge & Dock Corp. (a)	1,226	10,666
IES Holdings, Inc. (a)	178	29,390
Limbach Holdings, Inc. (a)	191	14,224
MasTec, Inc. (a)	300	35,013
Matrix Service Co. (a)	476	5,917
MYR Group, Inc. (a)	344	38,903
Northwest Pipe Co. (a)	177	7,310
Orion Group Holdings, Inc. (a)	926	4,843
Primoris Services Corp.	1,143	65,620
Quanta Services, Inc.	738	187,585
Southland Holdings, Inc. (a)	505	1,510
Sterling Infrastructure, Inc. (a)	638	72,228
Tutor Perini Corp. (a)	940	21,789
Valmont Industries, Inc.	139	39,666
	Number of Shares	Fair Value
WillScot Holdings Corp.	700	$19,460
		1,552,298
Construction Machinery & Heavy Transportation Equipment - 0.2%
Allison Transmission Holdings, Inc.	400	38,268
Astec Industries, Inc.	498	17,156
Atmus Filtration Technologies, Inc.	1,792	65,820
Blue Bird Corp. (a)	697	22,562
Caterpillar, Inc.	2,545	839,341
Commercial Vehicle Group, Inc. (a)	1,297	1,492
Cummins, Inc.	657	205,930
Douglas Dynamics, Inc.	417	9,687
Federal Signal Corp.	1,283	94,365
Greenbrier Cos., Inc.	661	33,856
Manitowoc Co., Inc. (a)	712	6,116
Miller Industries, Inc.	206	8,728
Oshkosh Corp.	300	28,224
PACCAR, Inc.	2,705	263,386
REV Group, Inc.	1,107	34,981
Shyft Group, Inc.	609	4,927
Terex Corp.	1,427	53,912
Trinity Industries, Inc.	1,752	49,161
Twin Disc, Inc.	273	2,067
Wabash National Corp.	789	8,719
Westinghouse Air Brake Technologies Corp.	841	152,515
		1,941,213
Construction Materials - 0.2%
CRH PLC	3,500	307,895
Eagle Materials, Inc.	200	44,386
Holcim AG	5,724	615,943
James Hardie Industries PLC CDI (a)	4,668	111,095
Knife River Corp. (a)	1,212	109,335
Martin Marietta Materials, Inc.	282	134,833
Smith-Midland Corp. (a)	110	3,418
U.S. Lime & Minerals, Inc.	229	20,239
Vulcan Materials Co.	731	170,542
		1,517,686
Consumer Electronics - 0.0% *
Garmin Ltd.	784	170,230
GoPro, Inc., Class A (a)	3,593	2,382
Sonos, Inc. (a)	2,598	27,720
		200,332
Consumer Finance - 0.2%
Ally Financial, Inc.	1,227	44,749
American Express Co.	2,857	768,676
Atlanticus Holdings Corp. (a)	134	6,854
Bread Financial Holdings, Inc.	1,066	53,385
Capital One Financial Corp.	1,910	342,463
Consumer Portfolio Services, Inc. (a)	167	1,448
Credit Acceptance Corp. (a)	39	20,138
Dave, Inc. (a)	150	12,399
Discover Financial Services	1,275	217,642
Encore Capital Group, Inc. (a)	442	15,152
Enova International, Inc. (a)	547	52,818
FirstCash Holdings, Inc.	822	98,903
Green Dot Corp., Class A (a)	979	8,263
LendingClub Corp. (a)	2,396	24,727

See Notes to Schedule of Investments.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
LendingTree, Inc. (a)	181	$9,099
Medallion Financial Corp.	468	4,076
Moneylion, Inc. (a)	161	13,928
Navient Corp.	1,569	19,816
Nelnet, Inc., Class A	306	33,945
NerdWallet, Inc., Class A (a)	638	5,774
OneMain Holdings, Inc.	600	29,328
OppFi, Inc.	510	4,743
PRA Group, Inc. (a)	725	14,950
PROG Holdings, Inc.	885	23,541
Regional Management Corp.	146	4,396
SLM Corp.	1,300	38,181
SoFi Technologies, Inc. (a)	6,000	69,780
Synchrony Financial	2,042	108,103
Upstart Holdings, Inc. (a)	1,677	77,192
World Acceptance Corp. (a)	63	7,973
		2,132,442
Consumer Staples Merchandise Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	700	79,870
Costco Wholesale Corp.	2,289	2,164,891
Dollar General Corp.	1,237	108,769
Dollar Tree, Inc. (a)	1,126	84,529
PriceSmart, Inc.	538	47,263
Target Corp.	2,374	247,751
Walmart, Inc.	22,375	1,964,301
		4,697,374
Copper - 0.0% *
Freeport-McMoRan, Inc.	7,398	280,088
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	1,671	239,438
Equinix, Inc.	497	405,229
		644,667
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	647	156,871
Concentrix Corp.	152	8,457
Conduent, Inc. (a)	2,930	7,911
CSG Systems International, Inc.	610	36,887
ExlService Holdings, Inc. (a)	3,348	158,059
Genpact Ltd.	800	40,304
IBEX Holdings Ltd. (a)	222	5,406
Maximus, Inc.	1,205	82,169
SS&C Technologies Holdings, Inc.	1,200	100,236
TTEC Holdings, Inc.	439	1,444
Verra Mobility Corp. (a)	3,523	79,303
		677,047
Distillers & Vintners - 0.0% *
Brown-Forman Corp., Class A	600	20,082
Brown-Forman Corp., Class B	735	24,946
Constellation Brands, Inc., Class A	808	148,284
MGP Ingredients, Inc.	257	7,551
		200,863
Distributors - 0.0% *
A-Mark Precious Metals, Inc.	324	8,220
Genuine Parts Co.	700	83,398
LKQ Corp.	1,446	61,513
	Number of Shares	Fair Value
Pool Corp.	153	$48,707
Weyco Group, Inc.	160	4,877
		206,715
Diversified Banks - 0.8%
Bank of America Corp.	34,381	1,434,719
Citigroup, Inc.	9,810	696,412
Comerica, Inc.	664	39,216
Fifth Third Bancorp	3,633	142,414
First Citizens BancShares, Inc., Class A	63	116,810
JPMorgan Chase & Co.	14,553	3,569,851
KeyCorp	5,151	82,364
PNC Financial Services Group, Inc.	2,115	371,753
U.S. Bancorp	8,100	341,982
Wells Fargo & Co.	17,191	1,234,142
		8,029,663
Diversified Capital Markets - 0.0% *
Forge Global Holdings, Inc. (a)	3,177	1,785
Diversified Chemicals - 0.0% *
Chemours Co.	500	6,765
Huntsman Corp.	1,211	19,122
LSB Industries, Inc. (a)	967	6,372
		32,259
Diversified Financial Services - 0.1%
Alerus Financial Corp.	409	7,550
Apollo Global Management, Inc.	2,654	363,439
Corebridge Financial, Inc.	1,351	42,651
Equitable Holdings, Inc.	1,800	93,762
Jackson Financial, Inc., Class A	1,543	129,272
NewtekOne, Inc.	431	5,155
Voya Financial, Inc.	500	33,880
		675,709
Diversified Metals & Mining - 0.0% *
Compass Minerals International, Inc. (a)	864	8,027
Contango ORE, Inc. (a)	349	3,563
Ferroglobe PLC (a)(e)**	1,316	—
Ivanhoe Electric, Inc. (a)	1,523	8,849
Materion Corp.	443	36,149
MP Materials Corp. (a)	800	19,528
Piedmont Lithium, Inc. (a)	521	3,282
		79,398
Diversified Real Estate Activities - 0.0% *
RMR Group, Inc., Class A	270	4,496
St. Joe Co.	776	36,433
Tejon Ranch Co. (a)	371	5,880
		46,809
Diversified REITs - 0.0% *
Alexander & Baldwin, Inc.	1,573	27,103
Alpine Income Property Trust, Inc.	264	4,414
American Assets Trust, Inc.	1,042	20,986
Armada Hoffler Properties, Inc.	1,466	11,010
Broadstone Net Lease, Inc.	4,034	68,739
CTO Realty Growth, Inc.	531	10,254

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Empire State Realty Trust, Inc., Class A	2,955	$23,108
Essential Properties Realty Trust, Inc.	3,740	122,074
Gladstone Commercial Corp.	783	11,729
Global Net Lease, Inc.	4,326	34,781
NexPoint Diversified Real Estate Trust	979	3,750
One Liberty Properties, Inc.	286	7,513
WP Carey, Inc.	1,031	65,066
		410,527
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	3,180	44,806
Bridger Aerospace Group Holdings, Inc. (a)	509	575
Cintas Corp.	1,752	360,088
Copart, Inc. (a)	4,496	254,429
Driven Brands Holdings, Inc. (a)	1,304	22,351
Healthcare Services Group, Inc. (a)	1,371	13,820
Liquidity Services, Inc. (a)	399	12,373
Matthews International Corp., Class A	552	12,276
OPENLANE, Inc. (a)	2,303	44,402
Pursuit Attractions & Hospitality, Inc. (a)	381	13,484
UniFirst Corp.	322	56,028
Vestis Corp.	550	5,445
VSE Corp.	378	45,356
		885,433
Drug Retail - 0.0% *
Guardian Pharmacy Services, Inc., Class A (a)	227	4,826
Walgreens Boots Alliance, Inc.	3,787	42,301
		47,127
Education Services - 0.1%
Adtalem Global Education, Inc. (a)	801	80,613
American Public Education, Inc. (a)	279	6,227
Bright Horizons Family Solutions, Inc. (a)	291	36,969
Chegg, Inc. (a)	2,651	1,695
Coursera, Inc. (a)	2,711	18,055
Duolingo, Inc. (a)	200	62,108
Graham Holdings Co., Class B	68	65,339
Grand Canyon Education, Inc. (a)	200	34,604
KinderCare Learning Cos., Inc. (a)	512	5,934
Laureate Education, Inc. (a)	2,792	57,096
Lincoln Educational Services Corp. (a)	474	7,522
Nerdy, Inc. (a)	2,003	2,844
Perdoceo Education Corp.	1,411	35,529
Strategic Education, Inc.	477	40,049
Stride, Inc. (a)	908	114,862
Udemy, Inc. (a)	1,807	14,022
Universal Technical Institute, Inc. (a)	983	25,244
		608,712
Electric Utilities - 0.4%
ALLETE, Inc.	1,241	81,534
Alliant Energy Corp.	1,356	87,258
	Number of Shares	Fair Value
American Electric Power Co., Inc.	2,688	$293,718
Constellation Energy Corp.	1,607	324,019
Duke Energy Corp.	3,988	486,416
Edison International	2,011	118,488
Entergy Corp.	2,168	185,342
Evergy, Inc.	1,187	81,844
Eversource Energy	1,814	112,667
Exelon Corp.	5,088	234,455
FirstEnergy Corp.	2,928	118,350
Genie Energy Ltd., Class B	372	5,599
Hawaiian Electric Industries, Inc. (a)	3,562	39,004
IDACORP, Inc.	300	34,866
MGE Energy, Inc.	779	72,416
NextEra Energy, Inc.	10,657	755,475
NRG Energy, Inc.	1,161	110,829
OGE Energy Corp.	1,150	52,854
Otter Tail Corp.	884	71,047
PG&E Corp.	11,000	188,980
Pinnacle West Capital Corp.	584	55,626
Portland General Electric Co.	2,220	99,012
PPL Corp.	3,800	137,218
Southern Co.	5,607	515,564
TXNM Energy, Inc.	1,922	102,788
Xcel Energy, Inc.	2,973	210,459
		4,575,828
Electrical Components & Equipment - 0.3%
Acuity, Inc.	200	52,670
Allient, Inc.	261	5,737
American Superconductor Corp. (a)	658	11,936
AMETEK, Inc.	1,127	194,002
Amprius Technologies, Inc. (a)	458	1,227
Array Technologies, Inc. (a)	3,321	16,173
Atkore, Inc.	732	43,913
Blink Charging Co. (a)	2,861	2,625
ChargePoint Holdings, Inc. (a)	8,272	5,005
Eaton Corp. PLC	2,018	548,553
Emerson Electric Co.	2,929	321,136
EnerSys	832	76,195
Enovix Corp. (a)	3,556	26,101
Fluence Energy, Inc. (a)	1,116	5,413
FuelCell Energy, Inc. (a)	465	2,134
Generac Holdings, Inc. (a)	298	37,742
GrafTech International Ltd. (a)	6,547	5,725
Hubbell, Inc.	259	85,706
Hyliion Holdings Corp. (a)	3,686	5,160
LSI Industries, Inc.	527	8,959
NEXTracker, Inc., Class A (a)	3,074	129,538
nVent Electric PLC	800	41,936
Plug Power, Inc. (a)	17,224	23,252
Powell Industries, Inc.	202	34,407
Preformed Line Products Co.	43	6,024
Regal Rexnord Corp.	367	41,783
Rockwell Automation, Inc.	622	160,712
Schneider Electric SE	6,016	1,387,353
Sensata Technologies Holding PLC	1,000	24,270
SES AI Corp. (a)	3,153	1,642
Shoals Technologies Group, Inc., Class A (a)	3,107	10,315
SolarMax Technology, Inc. (a)	882	1,058
Stem, Inc. (a)	5,829	2,042
Sunrun, Inc. (a)	4,713	27,618

See Notes to Schedule of Investments.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Thermon Group Holdings, Inc. (a)	726	$20,219
Ultralife Corp. (a)	299	1,609
Vertiv Holdings Co., Class A	1,893	136,675
Vicor Corp. (a)	494	23,109
		3,529,674
Electronic Components - 0.1%
Amphenol Corp., Class A	6,098	399,968
Bel Fuse, Inc., Class A	44	3,171
Bel Fuse, Inc., Class B	193	14,448
Belden, Inc.	866	86,816
Coherent Corp. (a)	573	37,211
Corning, Inc.	3,917	179,320
Knowles Corp. (a)	1,877	28,530
Lightwave Logic, Inc. (a)	3,611	3,701
Littelfuse, Inc.	100	19,674
Rogers Corp. (a)	405	27,350
Vishay Intertechnology, Inc.	2,710	43,089
		843,278
Electronic Equipment & Instruments - 0.1%
908 Devices, Inc. (a)	501	2,244
Advanced Energy Industries, Inc.	799	76,153
Aeva Technologies, Inc. (a)	630	4,410
Arlo Technologies, Inc. (a)	2,122	20,944
Badger Meter, Inc.	626	119,096
Cognex Corp.	900	26,847
Crane NXT Co.	300	15,420
Daktronics, Inc. (a)	741	9,025
Evolv Technologies Holdings, Inc. (a)	2,418	7,544
FARO Technologies, Inc. (a)	358	9,773
Itron, Inc. (a)	964	100,989
Keysight Technologies, Inc. (a)	873	130,749
MicroVision, Inc. (a)	3,686	4,571
Mirion Technologies, Inc. (a)	4,422	64,119
Napco Security Technologies, Inc.	768	17,679
nLight, Inc. (a)	850	6,605
Novanta, Inc. (a)	765	97,821
OSI Systems, Inc. (a)	340	66,076
Ouster, Inc. (a)	841	7,552
PAR Technology Corp. (a)	722	44,287
Powerfleet, Inc. NJ (a)	1,761	9,668
SmartRent, Inc. (a)	3,306	4,000
Teledyne Technologies, Inc. (a)	211	105,017
Trimble, Inc. (a)	1,332	87,446
Vishay Precision Group, Inc. (a)	317	7,637
Vontier Corp.	799	26,247
Zebra Technologies Corp., Class A (a)	259	73,183
		1,145,102
Electronic Manufacturing Services - 0.0% *
Benchmark Electronics, Inc.	771	29,321
CTS Corp.	651	27,049
IPG Photonics Corp. (a)	100	6,314
Jabil, Inc.	614	83,547
Kimball Electronics, Inc. (a)	441	7,254
Methode Electronics, Inc.	629	4,013
Plexus Corp. (a)	573	73,419
Sanmina Corp. (a)	1,147	87,378
	Number of Shares	Fair Value
TTM Technologies, Inc. (a)	2,166	$44,425
		362,720
Environmental & Facilities Services - 0.1%
ABM Industries, Inc.	1,311	62,089
BrightView Holdings, Inc. (a)	1,086	13,944
Casella Waste Systems, Inc., Class A (a)	1,330	148,308
CECO Environmental Corp. (a)	544	12,403
Clean Harbors, Inc. (a)	300	59,130
Enviri Corp. (a)	1,472	9,789
GFL Environmental, Inc.	2,476	119,581
LanzaTech Global, Inc. (a)	3,324	805
Montrose Environmental Group, Inc. (a)	586	8,356
Perma-Fix Environmental Services, Inc. (a)	498	3,621
Quest Resource Holding Corp. (a)	513	1,334
Republic Services, Inc.	1,090	263,954
Rollins, Inc.	1,578	85,259
Tetra Tech, Inc.	1,200	35,100
Veralto Corp.	1,270	123,762
Waste Management, Inc.	2,009	465,104
		1,412,539
Fertilizers & Agricultural Chemicals - 0.0% *
American Vanguard Corp.	730	3,212
CF Industries Holdings, Inc.	982	76,743
Corteva, Inc.	3,602	226,674
FMC Corp.	634	26,748
Intrepid Potash, Inc. (a)	231	6,789
Mosaic Co.	1,747	47,187
Scotts Miracle-Gro Co.	262	14,381
		401,734
Financial Exchanges & Data - 0.3%
Cboe Global Markets, Inc.	552	124,912
CME Group, Inc.	1,822	483,358
Coinbase Global, Inc., Class A (a)	1,100	189,453
Donnelley Financial Solutions, Inc. (a)	559	24,434
FactSet Research Systems, Inc.	158	71,833
Intercontinental Exchange, Inc.	2,963	511,118
MarketAxess Holdings, Inc.	222	48,030
MarketWise, Inc.	991	489
Moody's Corp.	821	382,331
Morningstar, Inc.	100	29,987
MSCI, Inc.	392	221,676
Nasdaq, Inc.	2,138	162,189
Open Lending Corp. (a)	1,883	5,197
S&P Global, Inc.	1,627	826,679
Tradeweb Markets, Inc., Class A	573	85,068
Value Line, Inc.	20	773
		3,167,527
Food Distributors - 0.0% *
Andersons, Inc.	705	30,266
Chefs' Warehouse, Inc. (a)	752	40,954
HF Foods Group, Inc. (a)	1,048	5,135
Performance Food Group Co. (a)	900	70,767
SpartanNash Co.	623	12,622
Sysco Corp.	2,518	188,951

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
U.S. Foods Holding Corp. (a)	1,100	$72,006
United Natural Foods, Inc. (a)	1,267	34,703
		455,404
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	2,300	50,577
Casey's General Stores, Inc.	178	77,259
Grocery Outlet Holding Corp. (a)	100	1,398
Ingles Markets, Inc., Class A	316	20,581
Kroger Co.	3,439	232,786
Maplebear, Inc. (a)	800	31,912
Natural Grocers by Vitamin Cottage, Inc.	169	6,794
Sprouts Farmers Market, Inc. (a)	2,126	324,512
Village Super Market, Inc., Class A	184	6,994
Weis Markets, Inc.	356	27,430
		780,243
Footwear - 0.1%
Crocs, Inc. (a)	300	31,860
Deckers Outdoor Corp. (a)	740	82,739
NIKE, Inc., Class B	6,171	391,735
Rocky Brands, Inc.	215	3,735
Skechers USA, Inc., Class A (a)	700	39,746
Steven Madden Ltd.	1,557	41,479
Wolverine World Wide, Inc.	1,721	23,939
		615,233
Forest Products - 0.0% *
Louisiana-Pacific Corp.	300	27,594
Gas Utilities - 0.1%
Atmos Energy Corp.	834	128,920
Chesapeake Utilities Corp.	473	60,747
MDU Resources Group, Inc.	800	13,528
National Fuel Gas Co.	400	31,676
New Jersey Resources Corp.	2,096	102,830
Northwest Natural Holding Co.	831	35,500
ONE Gas, Inc.	1,202	90,859
RGC Resources, Inc.	210	4,383
Southwest Gas Holdings, Inc.	1,300	93,340
Spire, Inc.	1,213	94,917
UGI Corp.	1,300	42,991
		699,691
Gold - 0.0% *
Coeur Mining, Inc. (a)	13,365	79,121
Dakota Gold Corp. (a)	1,635	4,333
Newmont Corp.	5,817	280,845
Perpetua Resources Corp. (a)	699	7,472
Royal Gold, Inc.	363	59,354
		431,125
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	892	82,519
American Healthcare REIT, Inc.	3,246	98,354
CareTrust REIT, Inc.	3,961	113,205
Community Healthcare Trust, Inc.	498	9,044
Diversified Healthcare Trust	4,013	9,631
Global Medical REIT, Inc.	1,105	9,669
	Number of Shares	Fair Value
Healthcare Realty Trust, Inc.	2,400	$40,560
Healthpeak Properties, Inc.	3,836	77,564
LTC Properties, Inc.	963	34,138
Medical Properties Trust, Inc.	3,500	21,105
National Health Investors, Inc.	895	66,105
Omega Healthcare Investors, Inc.	1,436	54,683
Sabra Health Care REIT, Inc.	5,050	88,223
Strawberry Fields REIT, Inc.	242	2,882
Universal Health Realty Income Trust	234	9,585
Ventas, Inc.	2,123	145,977
Welltower, Inc.	3,214	492,417
		1,355,661
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	2,209	23,946
Cardinal Health, Inc.	1,245	171,524
Cencora, Inc.	808	224,697
Henry Schein, Inc. (a)	572	39,176
McKesson Corp.	670	450,903
Owens & Minor, Inc. (a)	1,392	12,570
Patterson Cos., Inc.	1,689	52,764
		975,580
Healthcare Equipment - 0.7%
Abbott Laboratories	8,970	1,189,870
Accuray, Inc. (a)	2,707	4,846
Alphatec Holdings, Inc. (a)	2,262	22,937
AngioDynamics, Inc. (a)	698	6,554
Artivion, Inc. (a)	864	21,237
AtriCure, Inc. (a)	1,020	32,905
Axogen, Inc. (a)	788	14,578
Baxter International, Inc.	2,717	93,003
Becton Dickinson & Co.	1,445	330,992
Beta Bionics, Inc. (a)	279	3,415
Boston Scientific Corp. (a)	7,529	759,525
Ceribell, Inc. (a)	325	6,243
CONMED Corp.	663	40,039
CVRx, Inc. (a)	306	3,742
Dexcom, Inc. (a)	2,000	136,580
Edwards Lifesciences Corp. (a)	3,071	222,586
Enovis Corp. (a)	333	12,724
Envista Holdings Corp. (a)	1,100	18,986
Fractyl Health, Inc. (a)	1,015	1,208
GE HealthCare Technologies, Inc.	2,349	189,588
Glaukos Corp. (a)	1,044	102,750
Globus Medical, Inc., Class A (a)	500	36,600
Hologic, Inc. (a)	1,200	74,124
IDEXX Laboratories, Inc. (a)	369	154,962
Inmode Ltd. (a)	1,385	24,570
Inogen, Inc. (a)	407	2,902
Inspire Medical Systems, Inc. (a)	165	26,281
Insulet Corp. (a)	368	96,640
Integer Holdings Corp. (a)	712	84,023
Integra LifeSciences Holdings Corp. (a)	1,458	32,061
Intuitive Surgical, Inc. (a)	1,814	898,420
iRadimed Corp.	147	7,715
iRhythm Technologies, Inc. (a)	669	70,031
LeMaitre Vascular, Inc.	437	36,664
LivaNova PLC (a)	1,171	45,997
Masimo Corp. (a)	276	45,982

See Notes to Schedule of Investments.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Medtronic PLC	6,601	$593,166
NeuroPace, Inc. (a)	299	3,675
Nevro Corp. (a)	776	4,532
Novocure Ltd. (a)	2,285	40,719
Omnicell, Inc. (a)	983	34,366
Orchestra BioMed Holdings, Inc. (a)	748	3,201
Orthofix Medical, Inc. (a)	632	10,308
Paragon 28, Inc. (a)	869	11,349
Penumbra, Inc. (a)	200	53,482
PROCEPT BioRobotics Corp. (a)	955	55,638
Pulmonx Corp. (a)	654	4,401
Pulse Biosciences, Inc. (a)	329	5,294
QuidelOrtho Corp. (a)	300	10,491
ResMed, Inc.	759	169,902
Semler Scientific, Inc. (a)	131	4,742
SI-BONE, Inc. (a)	763	10,705
Sight Sciences, Inc. (a)	1,094	2,626
Stereotaxis, Inc. (a)	1,813	3,191
STERIS PLC	560	126,924
Stryker Corp.	1,903	708,392
Surmodics, Inc. (a)	251	7,663
Tactile Systems Technology, Inc. (a)	425	5,618
Tandem Diabetes Care, Inc. (a)	1,422	27,246
Teleflex, Inc.	210	29,020
TransMedics Group, Inc. (a)	704	47,365
Treace Medical Concepts, Inc. (a)	889	7,459
Varex Imaging Corp. (a)	709	8,224
Zimmer Biomet Holdings, Inc.	1,006	113,859
Zimvie, Inc. (a)	488	5,270
Zynex, Inc. (a)	411	904
		6,961,012
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	400	12,128
Ardent Health Partners, Inc. (a)	360	4,950
Brookdale Senior Living, Inc. (a)	3,789	23,719
Community Health Systems, Inc. (a)	2,269	6,126
Concentra Group Holdings Parent, Inc.	2,360	51,212
Encompass Health Corp.	500	50,640
Ensign Group, Inc.	1,182	152,951
HCA Healthcare, Inc.	963	332,765
Joint Corp. (a)	324	4,047
National HealthCare Corp.	271	25,149
PACS Group, Inc. (a)	706	7,935
Select Medical Holdings Corp.	2,327	38,861
Sonida Senior Living, Inc. (a)	113	2,632
Surgery Partners, Inc. (a)	1,652	39,235
Tenet Healthcare Corp. (a)	500	67,250
U.S. Physical Therapy, Inc.	324	23,444
Universal Health Services, Inc., Class B	320	60,128
		903,172
Healthcare Services - 0.2%
Accolade, Inc. (a)	1,333	9,304
Addus HomeCare Corp. (a)	375	37,084
agilon health, Inc. (a)	6,691	28,972
AirSculpt Technologies, Inc. (a)	496	1,158
	Number of Shares	Fair Value
Amedisys, Inc. (a)	100	$9,263
AMN Healthcare Services, Inc. (a)	824	20,155
Astrana Health, Inc. (a)	932	28,901
Aveanna Healthcare Holdings, Inc. (a)	1,103	5,978
BrightSpring Health Services, Inc. (a)	1,015	18,361
Castle Biosciences, Inc. (a)	480	9,610
Chemed Corp.	69	42,457
Cigna Group	1,370	450,730
CorVel Corp. (a)	570	63,823
Cross Country Healthcare, Inc. (a)	597	8,889
CVS Health Corp.	6,489	439,630
DaVita, Inc. (a)	287	43,902
DocGo, Inc. (a)	1,865	4,924
Enhabit, Inc. (a)	1,051	9,238
Fulgent Genetics, Inc. (a)	365	6,169
GeneDx Holdings Corp. (a)	252	22,318
Guardant Health, Inc. (a)	2,519	107,309
Hims & Hers Health, Inc. (a)	4,043	119,471
InfuSystem Holdings, Inc. (a)	591	3,180
Innovage Holding Corp. (a)	473	1,410
Labcorp Holdings, Inc.	487	113,344
LifeStance Health Group, Inc. (a)	3,032	20,193
ModivCare, Inc. (a)	374	492
National Research Corp.	261	3,341
NeoGenomics, Inc. (a)	2,762	26,211
OPKO Health, Inc. (a)	5,958	9,890
Option Care Health, Inc. (a)	3,657	127,812
Pediatrix Medical Group, Inc. (a)	1,865	27,024
Pennant Group, Inc. (a)	610	15,342
Performant Healthcare, Inc. (a)	1,920	5,683
Premier, Inc., Class A	600	11,568
Privia Health Group, Inc. (a)	2,187	49,098
Quest Diagnostics, Inc.	629	106,427
Quipt Home Medical Corp. (a)	1,002	2,335
RadNet, Inc. (a)	1,414	70,304
Talkspace, Inc. (a)	2,240	5,734
Viemed Healthcare, Inc. (a)	595	4,332
		2,091,366
Healthcare Supplies - 0.1%
Alcon AG	5,482	520,130
Align Technology, Inc. (a)	359	57,031
Avanos Medical, Inc. (a)	844	12,094
Bioventus, Inc., Class A (a)	941	8,610
Cerus Corp. (a)	3,762	5,229
Cooper Cos., Inc. (a)	1,120	94,472
Dentsply Sirona, Inc.	667	9,965
Embecta Corp.	1,088	13,872
Haemonetics Corp. (a)	1,047	66,537
ICU Medical, Inc. (a)	459	63,737
Lantheus Holdings, Inc. (a)	1,466	143,082
Merit Medical Systems, Inc. (a)	1,220	128,966
Neogen Corp. (a)	4,682	40,593
OraSure Technologies, Inc. (a)	1,255	4,229
OrthoPediatrics Corp. (a)	300	7,389
RxSight, Inc. (a)	791	19,973
Sanara Medtech, Inc. (a)	119	3,673
Solventum Corp. (a)	748	56,878
STAAR Surgical Co. (a)	1,076	18,970
UFP Technologies, Inc. (a)	156	31,467

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Utah Medical Products, Inc.	66	$3,699
		1,310,596
Healthcare Technology - 0.0% *
Certara, Inc. (a)	500	4,950
Definitive Healthcare Corp. (a)	1,406	4,063
Doximity, Inc., Class A (a)	600	34,818
Evolent Health, Inc., Class A (a)	2,506	23,732
Health Catalyst, Inc. (a)	1,059	4,797
HealthStream, Inc.	455	14,642
LifeMD, Inc. (a)	771	4,194
OptimizeRx Corp. (a)	375	3,247
Phreesia, Inc. (a)	1,198	30,621
Schrodinger, Inc. (a)	1,206	23,806
Simulations Plus, Inc.	292	7,160
Teladoc Health, Inc. (a)	3,711	29,540
Veeva Systems, Inc., Class A (a)	779	180,440
Waystar Holding Corp. (a)	1,663	62,130
		428,140
Heavy Electrical Equipment - 0.1%
Bloom Energy Corp., Class A (a)	4,289	84,322
Energy Vault Holdings, Inc. (a)	2,378	1,654
GE Vernova, Inc.	1,437	438,687
NANO Nuclear Energy, Inc. (a)	517	13,680
Net Power, Inc. (a)	492	1,294
NuScale Power Corp. (a)	1,833	25,955
TPI Composites, Inc. (a)	1,371	1,105
		566,697
Home Building - 0.2%
Beazer Homes USA, Inc. (a)	541	11,031
Cavco Industries, Inc. (a)	170	88,337
Century Communities, Inc.	600	40,260
Champion Homes, Inc. (a)	1,144	108,405
DR Horton, Inc.	1,540	195,780
Dream Finders Homes, Inc., Class A (a)	515	11,618
Green Brick Partners, Inc. (a)	669	39,009
Hovnanian Enterprises, Inc., Class A (a)	92	9,633
Installed Building Products, Inc.	500	85,730
KB Home	1,350	78,462
Landsea Homes Corp. (a)	506	3,249
Legacy Housing Corp. (a)	198	4,994
Lennar Corp., Class A	1,305	149,788
LGI Homes, Inc. (a)	450	29,912
M/I Homes, Inc. (a)	570	65,083
Meritage Homes Corp.	1,532	108,588
NVR, Inc. (a)	15	108,666
PulteGroup, Inc.	1,018	104,650
Taylor Morrison Home Corp. (a)	2,180	130,887
Toll Brothers, Inc.	515	54,379
TopBuild Corp. (a)	144	43,913
Tri Pointe Homes, Inc. (a)	1,973	62,978
United Homes Group, Inc. (a)	215	602
		1,535,954
Home Furnishing Retail - 0.0% *
Arhaus, Inc. (a)	946	8,230
Beyond, Inc. (a)	823	4,773
Haverty Furniture Cos., Inc.	259	5,108
	Number of Shares	Fair Value
RH (a)	70	$16,409
Sleep Number Corp. (a)	536	3,398
Wayfair, Inc., Class A (a)	300	9,609
Williams-Sonoma, Inc.	610	96,441
		143,968
Home Furnishings - 0.0% *
Ethan Allen Interiors, Inc.	423	11,717
Flexsteel Industries, Inc.	123	4,491
Hooker Furnishings Corp.	291	2,922
La-Z-Boy, Inc.	910	35,572
Leggett & Platt, Inc.	700	5,537
Lovesac Co. (a)	358	6,508
Mohawk Industries, Inc. (a)	300	34,254
Purple Innovation, Inc. (a)	2,199	1,669
Somnigroup International, Inc.	900	53,892
		156,562
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	500	40,235
GrowGeneration Corp. (a)	1,354	1,462
Home Depot, Inc.	5,162	1,891,822
Lowe's Cos., Inc.	2,923	681,731
Tile Shop Holdings, Inc. (a)	823	5,333
		2,620,583
Hotel & Resort REITs - 0.0% *
Apple Hospitality REIT, Inc.	4,875	62,936
Braemar Hotels & Resorts, Inc.	1,391	3,464
Chatham Lodging Trust	868	6,189
DiamondRock Hospitality Co.	4,453	34,377
Host Hotels & Resorts, Inc.	3,746	53,231
Park Hotels & Resorts, Inc.	1,200	12,816
Pebblebrook Hotel Trust	2,579	26,125
RLJ Lodging Trust	3,290	25,958
Ryman Hospitality Properties, Inc.	1,250	114,300
Service Properties Trust	2,995	7,817
Summit Hotel Properties, Inc.	1,945	10,522
Sunstone Hotel Investors, Inc.	4,368	41,103
Xenia Hotels & Resorts, Inc.	2,203	25,907
		424,745
Hotels, Resorts & Cruise Lines - 0.2%
Airbnb, Inc., Class A (a)	2,300	274,758
Booking Holdings, Inc.	171	787,782
Carnival Corp. (a)	5,349	104,466
Choice Hotels International, Inc.	100	13,278
Expedia Group, Inc.	678	113,972
Global Business Travel Group I (a)	2,729	19,812
Hilton Grand Vacations, Inc. (a)	1,464	54,768
Hilton Worldwide Holdings, Inc.	1,236	281,252
Hyatt Hotels Corp., Class A	200	24,500
Lindblad Expeditions Holdings, Inc. (a)	652	6,044
Marriott International, Inc., Class A	1,203	286,555
Marriott Vacations Worldwide Corp.	155	9,957
Norwegian Cruise Line Holdings Ltd. (a)	2,000	37,920
Royal Caribbean Cruises Ltd.	1,200	246,528

See Notes to Schedule of Investments.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Sabre Corp. (a)	8,257	$23,202
Target Hospitality Corp. (a)	579	3,810
Travel & Leisure Co.	300	13,887
Vacasa, Inc., Class A (a)	201	1,081
Wyndham Hotels & Resorts, Inc.	400	36,204
		2,339,776
Household Appliances - 0.0% *
Cricut, Inc., Class A	813	4,187
Hamilton Beach Brands Holding Co., Class A	226	4,391
Helen of Troy Ltd. (a)	493	26,371
iRobot Corp. (a)	522	1,409
SharkNinja, Inc. (a)	300	25,023
Traeger, Inc. (a)	767	1,289
Whirlpool Corp.	258	23,253
		85,923
Household Products - 0.3%
Central Garden & Pet Co. (a)	172	6,306
Central Garden & Pet Co., Class A (a)	1,123	36,756
Church & Dwight Co., Inc.	1,228	135,190
Clorox Co.	647	95,271
Colgate-Palmolive Co.	4,195	393,071
Energizer Holdings, Inc.	1,543	46,167
Kimberly-Clark Corp.	1,698	241,490
Oil-Dri Corp. of America	177	8,128
Procter & Gamble Co.	12,194	2,078,101
Reynolds Consumer Products, Inc.	200	4,772
Spectrum Brands Holdings, Inc.	200	14,310
WD-40 Co.	291	71,004
		3,130,566
Housewares & Specialties - 0.0% *
Lifetime Brands, Inc.	509	2,509
Newell Brands, Inc.	1,870	11,594
		14,103
Human Resource & Employment Services - 0.1%
Alight, Inc., Class A	8,990	53,311
Asure Software, Inc. (a)	423	4,040
Automatic Data Processing, Inc.	2,129	650,473
Barrett Business Services, Inc.	557	22,921
Dayforce, Inc. (a)	705	41,123
DLH Holdings Corp. (a)	280	1,134
First Advantage Corp. (a)	1,129	15,908
Heidrick & Struggles International, Inc.	439	18,802
HireQuest, Inc.	187	2,225
Insperity, Inc.	768	68,529
Kelly Services, Inc., Class A	558	7,349
Kforce, Inc.	397	19,409
Korn Ferry	1,083	73,460
ManpowerGroup, Inc.	279	16,148
Paychex, Inc.	1,628	251,168
Paycom Software, Inc.	235	51,343
Paycor HCM, Inc. (a)	700	15,708
Paylocity Holding Corp. (a)	200	37,468
Robert Half, Inc.	575	31,366
TriNet Group, Inc.	685	54,279
TrueBlue, Inc. (a)	491	2,607
	Number of Shares	Fair Value
Upwork, Inc. (a)	2,682	$35,000
		1,473,771
Independent Power Producers & Energy Traders - 0.0% *
AES Corp.	3,600	44,712
Vistra Corp.	1,700	199,648
		244,360
Industrial Conglomerates - 0.1%
3M Co. (d)	2,792	410,033
Honeywell International, Inc.	3,354	710,210
		1,120,243
Industrial Gases - 0.1%
Air Products & Chemicals, Inc.	1,106	326,181
Linde PLC	2,431	1,131,971
		1,458,152
Industrial Machinery & Supplies & Components - 0.4%
374Water, Inc. (a)	2,496	849
3D Systems Corp. (a)	2,337	4,954
Albany International Corp., Class A	669	46,188
Chart Industries, Inc. (a)	916	132,234
Columbus McKinnon Corp.	523	8,854
Crane Co.	300	45,954
Donaldson Co., Inc.	600	40,236
Dover Corp.	674	118,408
Eastern Co.	129	3,266
Energy Recovery, Inc. (a)	1,237	19,656
Enerpac Tool Group Corp.	1,166	52,307
Enpro, Inc.	449	72,644
Esab Corp.	333	38,795
ESCO Technologies, Inc.	553	87,993
Flowserve Corp.	600	29,304
Fortive Corp.	1,750	128,065
Franklin Electric Co., Inc.	967	90,782
Gates Industrial Corp. PLC (a)	1,600	29,456
Gencor Industries, Inc. (a)	296	3,599
Gorman-Rupp Co.	390	13,689
Graco, Inc.	839	70,065
Graham Corp. (a)	184	5,303
Helios Technologies, Inc.	720	23,105
Hillenbrand, Inc.	1,510	36,451
Hillman Solutions Corp. (a)	4,224	37,129
Hyster-Yale, Inc.	211	8,765
IDEX Corp.	357	64,606
Illinois Tool Works, Inc.	1,502	372,511
Ingersoll Rand, Inc.	2,121	169,744
ITT, Inc.	400	51,664
JBT Marel Corp.	1,001	122,322
Kadant, Inc.	250	84,227
Kennametal, Inc.	1,676	35,699
L.B. Foster Co., Class A (a)	233	4,585
Lincoln Electric Holdings, Inc.	300	56,748
Mayville Engineering Co., Inc. (a)	342	4,593
Middleby Corp. (a)	310	47,114
Mueller Industries, Inc.	2,358	179,538
Mueller Water Products, Inc., Class A	3,317	84,318
NN, Inc. (a)	1,161	2,624
Nordson Corp.	335	67,576
Omega Flex, Inc.	90	3,130
Otis Worldwide Corp.	2,104	217,133
Parker-Hannifin Corp.	659	400,573

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Park-Ohio Holdings Corp.	250	$5,400
Pentair PLC	800	69,984
Proto Labs, Inc. (a)	549	19,237
RBC Bearings, Inc. (a)	100	32,177
Snap-on, Inc.	225	75,827
SPX Technologies, Inc. (a)	959	123,500
Standex International Corp.	250	40,348
Stanley Black & Decker, Inc.	787	60,505
Taylor Devices, Inc. (a)	58	1,872
Tennant Co.	408	32,538
Timken Co.	300	21,561
Watts Water Technologies, Inc., Class A	584	119,089
Worthington Enterprises, Inc.	680	34,061
Xylem, Inc.	1,243	148,489
		3,901,344
Industrial REITs - 0.1%
Americold Realty Trust, Inc.	1,300	27,898
EastGroup Properties, Inc.	300	52,845
First Industrial Realty Trust, Inc.	700	37,772
Industrial Logistics Properties Trust	1,378	4,740
Innovative Industrial Properties, Inc.	605	32,725
Lineage, Inc.	300	17,589
LXP Industrial Trust	6,225	53,846
Plymouth Industrial REIT, Inc.	742	12,095
Prologis, Inc.	4,753	531,338
Rexford Industrial Realty, Inc.	1,148	44,944
STAG Industrial, Inc.	800	28,896
Terreno Realty Corp.	2,083	131,687
		976,375
Insurance Brokers - 0.2%
Aon PLC, Class A	1,043	416,251
Arthur J Gallagher & Co.	1,307	451,229
Baldwin Insurance Group, Inc. (a)	1,428	63,817
Brown & Brown, Inc.	1,200	149,280
Crawford & Co., Class A	375	4,282
GoHealth, Inc., Class A (a)	137	1,681
Goosehead Insurance, Inc., Class A	481	56,787
Hippo Holdings, Inc. (a)	371	9,483
Marsh & McLennan Cos., Inc.	2,527	616,664
Ryan Specialty Holdings, Inc.	500	36,935
Selectquote, Inc. (a)	2,528	8,443
Willis Towers Watson PLC	524	177,086
		1,991,938
Integrated Oil & Gas - 0.8%
BP PLC	177,214	993,659
Chevron Corp.	8,571	1,433,843
Exxon Mobil Corp.	23,008	2,736,341
Occidental Petroleum Corp.	3,539	174,685
Shell PLC	67,090	2,440,207
		7,778,735
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	37,040	1,047,491
ATN International, Inc.	218	4,427
Frontier Communications Parent, Inc. (a)	1,372	49,200
IDT Corp., Class B	286	14,675
	Number of Shares	Fair Value
Shenandoah Telecommunications Co.	895	$11,250
Verizon Communications, Inc.	21,772	987,578
		2,114,621
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	1,361	196,692
Golden Matrix Group, Inc. (a)	916	1,804
Playstudios, Inc. (a)	2,171	2,757
ROBLOX Corp., Class A (a)	2,727	158,957
Take-Two Interactive Software, Inc. (a)	883	183,002
		543,212
Interactive Media & Services - 1.5%
Alphabet, Inc., Class A	30,475	4,712,654
Alphabet, Inc., Class C	25,066	3,916,061
Bumble, Inc., Class A (a)	1,791	7,773
Cargurus, Inc. (a)	1,858	54,124
Cars.com, Inc. (a)	1,241	13,986
EverQuote, Inc., Class A (a)	460	12,047
fuboTV, Inc. (a)	7,014	20,481
Getty Images Holdings, Inc. (a)	2,781	4,811
IAC, Inc. (a)	300	13,782
Match Group, Inc.	1,163	36,286
MediaAlpha, Inc., Class A (a)	535	4,943
Meta Platforms, Inc., Class A	11,325	6,527,277
Nextdoor Holdings, Inc. (a)	3,128	4,786
Outbrain, Inc. (a)	680	2,536
Pinterest, Inc., Class A (a)	3,097	96,007
QuinStreet, Inc. (a)	1,173	20,926
Shutterstock, Inc.	452	8,421
System1, Inc. (a)	863	329
TripAdvisor, Inc. (a)	700	9,919
TrueCar, Inc. (a)	1,496	2,364
Trump Media & Technology Group Corp. (a)	500	9,770
Vimeo, Inc. (a)	2,721	14,313
Yelp, Inc. (a)	1,343	49,731
Ziff Davis, Inc. (a)	890	33,446
ZipRecruiter, Inc., Class A (a)	1,319	7,769
ZoomInfo Technologies, Inc. (a)	2,000	20,000
		15,604,542
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	714	57,477
Applied Digital Corp. (a)	4,187	23,531
Backblaze, Inc., Class A (a)	1,055	5,096
BigCommerce Holdings, Inc. (a)	1,300	7,488
Cloudflare, Inc., Class A (a)	1,585	178,614
Couchbase, Inc. (a)	739	11,639
DigitalOcean Holdings, Inc. (a)	1,407	46,980
Fastly, Inc., Class A (a)	2,469	15,629
GoDaddy, Inc., Class A (a)	700	126,098
MongoDB, Inc. (a)	337	59,110
Okta, Inc. (a)	861	90,594
Rackspace Technology, Inc. (a)	1,848	3,123
Snowflake, Inc., Class A (a)	1,608	235,025
Tucows, Inc., Class A (a)	223	3,764
Twilio, Inc., Class A (a)	747	73,139
VeriSign, Inc. (a)	407	103,325
		1,040,632

See Notes to Schedule of Investments.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Investment Banking & Brokerage - 0.3%
B Riley Financial, Inc.	645	$2,496
BGC Group, Inc., Class A	7,498	68,757
Charles Schwab Corp.	8,529	667,650
Evercore, Inc., Class A	166	33,154
Goldman Sachs Group, Inc.	1,582	864,231
Houlihan Lokey, Inc.	300	48,450
Interactive Brokers Group, Inc., Class A	600	99,354
Jefferies Financial Group, Inc.	809	43,338
Lazard, Inc.	600	25,980
LPL Financial Holdings, Inc.	403	131,837
Moelis & Co., Class A	1,509	88,065
Morgan Stanley	5,980	697,687
Perella Weinberg Partners	1,126	20,718
Piper Sandler Cos.	371	91,882
PJT Partners, Inc., Class A	498	68,664
Raymond James Financial, Inc.	992	137,799
Robinhood Markets, Inc., Class A (a)	3,461	144,047
Stifel Financial Corp.	500	47,130
StoneX Group, Inc. (a)	927	70,804
Virtu Financial, Inc., Class A	500	19,060
		3,371,103
IT Consulting & Other Services - 0.2%
Amdocs Ltd.	567	51,881
ASGN, Inc. (a)	924	58,230
BigBear.ai Holdings, Inc. (a)	2,049	5,860
Cognizant Technology Solutions Corp., Class A	2,602	199,053
DXC Technology Co. (a)	600	10,230
EPAM Systems, Inc. (a)	298	50,314
Gartner, Inc. (a)	345	144,810
Globant SA (a)	200	23,544
Grid Dynamics Holdings, Inc. (a)	1,243	19,453
Hackett Group, Inc.	471	13,763
Information Services Group, Inc.	1,048	4,098
International Business Machines Corp.	4,731	1,176,410
Kyndryl Holdings, Inc. (a)	1,359	42,673
Unisys Corp. (a)	1,195	5,485
		1,805,804
Leisure Facilities - 0.0% *
Dave & Buster's Entertainment, Inc. (a)	603	10,595
Life Time Group Holdings, Inc. (a)	1,803	54,451
Planet Fitness, Inc., Class A (a)	400	38,644
Six Flags Entertainment Corp.	1,984	70,769
United Parks & Resorts, Inc. (a)	654	29,731
Vail Resorts, Inc.	200	32,004
Xponential Fitness, Inc., Class A (a)	440	3,665
		239,859
Leisure Products - 0.0% *
Acushnet Holdings Corp.	608	41,745
AMMO, Inc. (a)	2,501	3,451
Brunswick Corp.	300	16,155
Clarus Corp.	748	2,805
Escalade, Inc.	242	3,703
	Number of Shares	Fair Value
Funko, Inc., Class A (a)	564	$3,869
Hasbro, Inc.	700	43,043
JAKKS Pacific, Inc.	205	5,057
Johnson Outdoors, Inc., Class A	133	3,304
Latham Group, Inc. (a)	855	5,498
Malibu Boats, Inc., Class A (a)	363	11,137
Marine Products Corp.	321	2,693
MasterCraft Boat Holdings, Inc. (a)	433	7,456
Mattel, Inc. (a)	1,759	34,177
Peloton Interactive, Inc., Class A (a)	7,566	47,817
Polaris, Inc.	400	16,376
Smith & Wesson Brands, Inc.	817	7,615
Solo Brands, Inc., Class A (a)	1,145	192
Sturm Ruger & Co., Inc.	302	11,866
Topgolf Callaway Brands Corp. (a)	2,666	17,569
YETI Holdings, Inc. (a)	500	16,550
		302,078
Life & Health Insurance - 0.1%
Aflac, Inc.	2,855	317,448
Brighthouse Financial, Inc. (a)	270	15,657
CNO Financial Group, Inc.	2,153	89,673
F&G Annuities & Life, Inc.	347	12,509
Genworth Financial, Inc. (a)	8,938	63,371
Globe Life, Inc.	500	65,860
Lincoln National Corp.	786	28,225
MetLife, Inc.	3,053	245,125
Oscar Health, Inc., Class A (a)	4,261	55,862
Primerica, Inc.	200	56,906
Principal Financial Group, Inc.	1,200	101,244
Prudential Financial, Inc.	1,902	212,415
Unum Group	1,000	81,460
		1,345,755
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc., Class A (a)	800	6,984
Adaptive Biotechnologies Corp. (a)	2,167	16,101
Agilent Technologies, Inc.	1,506	176,172
Akoya Biosciences, Inc. (a)	916	1,273
Avantor, Inc. (a)	3,193	51,759
Azenta, Inc. (a)	100	3,464
BioLife Solutions, Inc. (a)	786	17,952
Bio-Rad Laboratories, Inc., Class A (a)	61	14,857
Bio-Techne Corp.	762	44,676
Bruker Corp.	561	23,416
Charles River Laboratories International, Inc. (a)	228	34,319
Codexis, Inc. (a)	2,035	5,474
CryoPort, Inc. (a)	1,149	6,986
Cytek Biosciences, Inc. (a)	2,240	8,982
Danaher Corp.	3,311	678,755
Fortrea Holdings, Inc. (a)	587	4,432
Harvard Bioscience, Inc. (a)	984	557
Illumina, Inc. (a)	772	61,251
IQVIA Holdings, Inc. (a)	919	162,020
Lifecore Biomedical, Inc. (a)	672	4,731
Maravai LifeSciences Holdings, Inc., Class A (a)	2,006	4,433
MaxCyte, Inc. (a)	1,891	5,162
Medpace Holdings, Inc. (a)	113	34,430

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Mesa Laboratories, Inc.	96	$11,391
Mettler-Toledo International, Inc. (a)	111	131,081
Nautilus Biotechnology, Inc. (a)	1,137	979
Niagen Bioscience, Inc. (a)	1,238	8,542
OmniAb, Inc. (a)(f)	1,633	3,919
OmniAb, Inc. (a)(e)(f)**	394	—
Pacific Biosciences of California, Inc. (a)	5,557	6,557
Qiagen NV (a)	3,515	140,053
Quanterix Corp. (a)	949	6,178
Quantum-Si, Inc. (a)	2,978	3,574
Repligen Corp. (a)	306	38,935
Revvity, Inc.	660	69,828
Sotera Health Co. (a)	400	4,664
Standard BioTools, Inc. (a)	5,287	5,710
Thermo Fisher Scientific, Inc.	1,978	984,253
Waters Corp. (a)	352	129,737
West Pharmaceutical Services, Inc.	415	92,910
		3,006,497
Managed Healthcare - 0.4%
Alignment Healthcare, Inc. (a)	2,158	40,182
Centene Corp. (a)	2,626	159,424
Elevance Health, Inc.	1,208	525,432
HealthEquity, Inc. (a)	1,827	161,452
Humana, Inc.	677	179,134
Molina Healthcare, Inc. (a)	339	111,663
Progyny, Inc. (a)	1,579	35,275
UnitedHealth Group, Inc.	4,773	2,499,859
		3,712,421
Marine Transportation - 0.0% *
Genco Shipping & Trading Ltd.	778	10,394
Kirby Corp. (a)	300	30,303
Matson, Inc.	699	89,591
Pangaea Logistics Solutions Ltd.	765	3,641
		133,929
Metal, Glass & Plastic Containers - 0.0% *
AptarGroup, Inc.	364	54,010
Ardagh Metal Packaging SA	2,592	7,828
Ball Corp.	1,592	82,895
Berry Global Group, Inc.	618	43,143
Crown Holdings, Inc.	547	48,825
Greif, Inc., Class A	538	29,585
Greif, Inc., Class B	118	6,995
Myers Industries, Inc.	665	7,933
O-I Glass, Inc. (a)	3,333	38,230
Silgan Holdings, Inc.	323	16,512
TriMas Corp.	883	20,689
		356,645
Mortgage REITs - 0.1%
Advanced Flower Capital, Inc.	431	2,401
AG Mortgage Investment Trust, Inc.	755	5,511
AGNC Investment Corp.	3,589	34,383
Angel Oak Mortgage REIT, Inc.	251	2,392
Annaly Capital Management, Inc.	3,075	62,453
Apollo Commercial Real Estate Finance, Inc.	2,992	28,633
Arbor Realty Trust, Inc.	3,950	46,412
	Number of Shares	Fair Value
ARES Commercial Real Estate Corp.	944	$4,371
ARMOUR Residential REIT, Inc.	1,218	20,828
Blackstone Mortgage Trust, Inc., Class A	3,711	74,220
BrightSpire Capital, Inc.	2,400	13,344
Chicago Atlantic Real Estate Finance, Inc.	302	4,439
Chimera Investment Corp.	1,747	22,414
Claros Mortgage Trust, Inc.	1,502	5,602
Dynex Capital, Inc.	1,712	22,290
Ellington Financial, Inc.	1,830	24,266
Franklin BSP Realty Trust, Inc.	1,781	22,690
Granite Point Mortgage Trust, Inc.	1,381	3,591
Invesco Mortgage Capital, Inc.	1,004	7,922
KKR Real Estate Finance Trust, Inc.	1,086	11,729
Ladder Capital Corp.	2,453	27,989
MFA Financial, Inc.	2,220	22,777
New York Mortgage Trust, Inc.	1,665	10,806
Nexpoint Real Estate Finance, Inc.	173	2,645
Orchid Island Capital, Inc.	1,455	10,942
PennyMac Mortgage Investment Trust	1,879	27,527
Ready Capital Corp.	3,039	15,469
Redwood Trust, Inc.	2,874	17,445
Rithm Capital Corp.	3,000	34,350
Seven Hills Realty Trust	326	4,072
Starwood Property Trust, Inc.	1,400	27,678
Sunrise Realty Trust, Inc.	168	1,860
TPG RE Finance Trust, Inc.	1,089	8,875
Two Harbors Investment Corp.	2,241	29,940
		662,266
Motorcycle Manufacturers - 0.0% *
Harley-Davidson, Inc.	400	10,100
Livewire Group, Inc. (a)	432	864
		10,964
Movies & Entertainment - 0.5%
AMC Entertainment Holdings, Inc., Class A (a)	8,528	24,475
Atlanta Braves Holdings, Inc., Class A (a)	185	8,116
Atlanta Braves Holdings, Inc., Class C (a)	1,078	43,131
Cinemark Holdings, Inc.	2,364	58,840
Eventbrite, Inc., Class A (a)	1,380	2,912
IMAX Corp. (a)	931	24,532
Liberty Media Corp.-Liberty Formula One, Class A (a)	300	24,441
Liberty Media Corp.-Liberty Formula One, Class C (a)	999	89,920
Liberty Media Corp.-Liberty Live, Class C (a)	273	18,602
Lions Gate Entertainment Corp., Class A (a)	1,096	9,700
Lions Gate Entertainment Corp., Class B (a)	2,702	21,400
Live Nation Entertainment, Inc. (a)	828	108,120
LiveOne, Inc. (a)	2,779	1,943
Madison Square Garden Entertainment Corp. (a)	857	28,058
Madison Square Garden Sports Corp. (a)	100	19,472

See Notes to Schedule of Investments.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Marcus Corp.	426	$7,110
Netflix, Inc. (a)	2,212	2,062,756
Reservoir Media, Inc. (a)	480	3,662
Roku, Inc. (a)	684	48,181
Sphere Entertainment Co. (a)	513	16,785
Spotify Technology SA (a)	2,463	1,354,724
TKO Group Holdings, Inc.	451	68,917
Vivid Seats, Inc., Class A (a)	1,371	4,058
Walt Disney Co.	9,433	931,037
Warner Bros Discovery, Inc. (a)	12,646	135,692
		5,116,584
Multi-Family Residential REITs - 0.1%
Apartment Investment & Management Co., Class A	3,011	26,497
AvalonBay Communities, Inc.	705	151,307
BRT Apartments Corp.	323	5,491
Camden Property Trust	538	65,798
Centerspace	359	23,245
Clipper Realty, Inc.	311	1,194
Elme Communities	1,898	33,025
Equity Residential	1,912	136,861
Essex Property Trust, Inc.	304	93,197
Independence Realty Trust, Inc.	4,821	102,350
Mid-America Apartment Communities, Inc.	624	104,570
NexPoint Residential Trust, Inc.	488	19,291
UDR, Inc.	1,747	78,912
Veris Residential, Inc.	1,697	28,713
		870,451
Multi-Line Insurance - 0.0% *
American International Group, Inc.	3,375	293,423
Horace Mann Educators Corp.	885	37,816
		331,239
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc., Class B (a)	9,492	5,055,249
Cannae Holdings, Inc.	1,226	22,473
Compass Diversified Holdings	1,441	26,903
		5,104,625
Multi-Utilities - 0.2%
Ameren Corp.	1,351	135,640
Avista Corp.	1,675	70,132
Black Hills Corp.	1,496	90,732
CenterPoint Energy, Inc.	3,337	120,899
CMS Energy Corp.	1,600	120,176
Consolidated Edison, Inc.	1,739	192,316
Dominion Energy, Inc.	4,342	243,456
DTE Energy Co.	1,084	149,885
NiSource, Inc.	2,413	96,737
Northwestern Energy Group, Inc.	1,318	76,273
Public Service Enterprise Group, Inc.	2,599	213,898
Sempra	3,278	233,918
Unitil Corp.	348	20,076
WEC Energy Group, Inc.	1,574	171,535
		1,935,673
	Number of Shares	Fair Value
Office REITs - 0.1%
Brandywine Realty Trust	3,164	$14,111
BXP, Inc.	900	60,471
City Office REIT, Inc.	1,117	5,797
COPT Defense Properties	2,408	65,666
Cousins Properties, Inc.	900	26,550
Douglas Emmett, Inc.	3,458	55,328
Easterly Government Properties, Inc.	2,108	22,345
Franklin Street Properties Corp.	2,474	4,404
Highwoods Properties, Inc.	600	17,784
Hudson Pacific Properties, Inc.	2,467	7,278
JBG SMITH Properties	1,766	28,450
Kilroy Realty Corp.	422	13,825
NET Lease Office Properties (a)	270	8,473
Orion Properties, Inc.	1,632	3,492
Paramount Group, Inc.	3,449	14,831
Peakstone Realty Trust	770	9,702
Piedmont Office Realty Trust, Inc., Class A	2,691	19,833
Postal Realty Trust, Inc., Class A	385	5,498
SL Green Realty Corp.	1,505	86,838
Vornado Realty Trust	900	33,291
		503,967
Office Services & Supplies - 0.0% *
ACCO Brands Corp.	1,700	7,123
CompX International, Inc.	19	394
HNI Corp.	1,019	45,193
Interface, Inc.	1,245	24,701
MillerKnoll, Inc.	1,505	28,806
MSA Safety, Inc.	200	29,338
NL Industries, Inc.	196	1,548
Pitney Bowes, Inc.	3,499	31,666
Steelcase, Inc., Class A	2,009	22,018
Virco Mfg. Corp.	328	3,103
		193,890
Oil & Gas Drilling - 0.0% *
Helmerich & Payne, Inc.	2,072	54,121
Nabors Industries Ltd. (a)	167	6,966
Noble Corp. PLC	2,805	66,478
Patterson-UTI Energy, Inc.	8,329	68,464
Transocean Ltd. (a)	15,652	49,617
Valaris Ltd. (a)	1,322	51,902
		297,548
Oil & Gas Equipment & Services - 0.2%
Archrock, Inc.	3,565	93,546
Aris Water Solutions, Inc., Class A	499	15,988
Atlas Energy Solutions, Inc.	1,471	26,243
Baker Hughes Co.	5,133	225,595
Bristow Group, Inc. (a)	460	14,527
Cactus, Inc., Class A	1,426	65,354
ChampionX Corp.	4,067	121,197
Core Laboratories, Inc.	876	13,131
DMC Global, Inc. (a)	587	4,943
Drilling Tools International Corp. (a)	363	860
Expro Group Holdings NV (a)	2,061	20,486
Flowco Holdings, Inc., Class A (a)	414	10,619

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Forum Energy Technologies, Inc. (a)	306	$6,154
Geospace Technologies Corp. (a)	374	2,697
Halliburton Co.	4,582	116,245
Helix Energy Solutions Group, Inc. (a)	3,124	25,960
Innovex International, Inc. (a)	629	11,297
Kodiak Gas Services, Inc.	951	35,472
Liberty Energy, Inc.	3,396	53,759
Mammoth Energy Services, Inc. (a)	547	1,116
Natural Gas Services Group, Inc. (a)	284	6,239
NOV, Inc.	1,700	25,874
NPK International, Inc. (a)	1,544	8,971
Oceaneering International, Inc. (a)	2,172	47,371
Oil States International, Inc. (a)	1,067	5,495
ProFrac Holding Corp., Class A (a)	625	4,744
ProPetro Holding Corp. (a)	1,617	11,885
Ranger Energy Services, Inc., Class A	272	3,860
RPC, Inc.	1,553	8,541
Schlumberger NV	7,250	303,050
SEACOR Marine Holdings, Inc. (a)	721	3,648
Select Water Solutions, Inc.	1,989	20,884
Solaris Energy Infrastructure, Inc.	647	14,079
Tenaris SA	4,807	93,971
TETRA Technologies, Inc. (a)	2,304	7,741
Tidewater, Inc. (a)	1,048	44,299
Weatherford International PLC	400	21,420
		1,497,261
Oil & Gas Exploration & Production - 0.3%
Amplify Energy Corp. (a)	1,078	4,032
Antero Resources Corp. (a)	1,700	68,748
APA Corp.	1,900	39,938
Berry Corp.	1,360	4,366
California Resources Corp.	1,477	64,944
Chord Energy Corp.	300	33,816
Civitas Resources, Inc.	400	13,956
CNX Resources Corp. (a)	3,114	98,029
Comstock Resources, Inc. (a)	1,990	40,477
ConocoPhillips	6,637	697,018
Coterra Energy, Inc.	3,827	110,600
Crescent Energy Co., Class A	3,499	39,329
Devon Energy Corp.	3,229	120,765
Diamondback Energy, Inc.	931	148,848
Diversified Energy Co. PLC	875	11,830
Empire Petroleum Corp. (a)	548	3,441
EOG Resources, Inc.	2,981	382,283
EQT Corp.	3,002	160,397
Evolution Petroleum Corp.	771	3,994
Expand Energy Corp.	1,198	133,361
Granite Ridge Resources, Inc.	933	5,673
Gulfport Energy Corp. (a)	268	49,350
Hess Corp.	1,413	225,698
HighPeak Energy, Inc.	384	4,861
Infinity Natural Resources, Inc., Class A (a)	268	5,025
Magnolia Oil & Gas Corp., Class A	3,698	93,411
Matador Resources Co.	500	25,545
	Number of Shares	Fair Value
Murphy Oil Corp.	2,926	$83,098
Northern Oil & Gas, Inc.	2,068	62,516
Ovintiv, Inc.	1,500	64,200
Permian Resources Corp.	3,000	41,550
Prairie Operating Co. (a)	201	1,075
PrimeEnergy Resources Corp. (a)	18	4,102
Range Resources Corp.	1,100	43,923
Riley Exploration Permian, Inc.	204	5,951
Ring Energy, Inc. (a)	2,470	2,840
Sable Offshore Corp. (a)	990	25,116
SandRidge Energy, Inc.	578	6,601
Sitio Royalties Corp., Class A	1,741	34,594
SM Energy Co.	2,447	73,288
Talos Energy, Inc. (a)	3,136	30,482
Texas Pacific Land Corp.	97	128,524
VAALCO Energy, Inc.	1,887	7,095
Viper Energy, Inc.	800	36,120
Vital Energy, Inc. (a)	536	11,374
Vitesse Energy, Inc.	463	11,385
W&T Offshore, Inc.	2,898	4,492
		3,268,061
Oil & Gas Refining & Marketing - 0.1%
Aemetis, Inc. (a)	957	1,665
Clean Energy Fuels Corp. (a)	3,132	4,855
CVR Energy, Inc.	632	12,261
Delek U.S. Holdings, Inc.	1,196	18,024
FutureFuel Corp.	626	2,441
Green Plains, Inc. (a)	1,144	5,548
HF Sinclair Corp.	800	26,304
Marathon Petroleum Corp.	1,668	243,011
Par Pacific Holdings, Inc. (a)	1,019	14,531
PBF Energy, Inc., Class A	2,154	41,120
Phillips 66 Co.	2,091	258,197
REX American Resources Corp. (a)	285	10,707
Valero Energy Corp.	1,586	209,463
World Kinect Corp.	1,230	34,883
		883,010
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	1,600	28,800
Cheniere Energy, Inc.	1,179	272,821
DHT Holdings, Inc.	2,915	30,607
Dorian LPG Ltd.	679	15,169
DT Midstream, Inc.	450	43,416
Excelerate Energy, Inc., Class A	313	8,977
International Seaways, Inc.	884	29,349
Kinder Morgan, Inc.	10,017	285,785
Kinetik Holdings, Inc.	822	42,695
New Fortress Energy, Inc.	300	2,493
NextDecade Corp. (a)	2,164	16,836
Nordic American Tankers Ltd.	3,737	9,193
ONEOK, Inc.	3,055	303,117
Targa Resources Corp.	1,147	229,939
Williams Cos., Inc.	6,237	372,723
		1,691,920
Other Specialized REITs - 0.1%
EPR Properties	300	15,783
Farmland Partners, Inc.	804	8,965
Four Corners Property Trust, Inc.	2,065	59,265

See Notes to Schedule of Investments.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Gaming & Leisure Properties, Inc.	1,511	$76,910
Gladstone Land Corp.	600	6,312
Iron Mountain, Inc.	1,500	129,060
Lamar Advertising Co., Class A	400	45,512
Millrose Properties, Inc. (a)	702	18,610
Outfront Media, Inc.	3,096	49,969
Safehold, Inc.	1,126	21,079
Uniti Group, Inc.	5,262	26,520
VICI Properties, Inc.	5,359	174,811
		632,796
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	548	3,233
Academy Sports & Outdoors, Inc.	1,435	65,450
BARK, Inc. (a)	2,237	3,109
Bath & Body Works, Inc.	1,298	39,355
Build-A-Bear Workshop, Inc.	227	8,438
Dick's Sporting Goods, Inc.	287	57,848
Five Below, Inc. (a)	200	14,985
Leslie's, Inc. (a)	4,502	3,311
MarineMax, Inc. (a)	400	8,600
National Vision Holdings, Inc. (a)	1,696	21,675
ODP Corp. (a)	604	8,655
Petco Health & Wellness Co., Inc. (a)	2,322	7,082
Sally Beauty Holdings, Inc. (a)	2,241	20,236
Signet Jewelers Ltd.	881	51,151
Tractor Supply Co.	2,815	155,107
Ulta Beauty, Inc. (a)	241	88,336
Upbound Group, Inc.	1,159	27,770
Warby Parker, Inc., Class A (a)	1,905	34,728
Winmark Corp.	64	20,344
		639,413
Packaged Foods & Meats - 0.5%
B&G Foods, Inc.	1,412	9,700
Beyond Meat, Inc. (a)	1,015	3,096
BRC, Inc., Class A (a)	1,589	3,321
Calavo Growers, Inc.	299	7,173
Cal-Maine Foods, Inc.	876	79,628
Campbell's Co.	1,000	39,920
Conagra Brands, Inc.	2,700	72,009
Dole PLC	1,628	23,525
Flowers Foods, Inc.	700	13,307
Freshpet, Inc. (a)	200	16,634
General Mills, Inc.	2,930	175,185
Hain Celestial Group, Inc. (a)	1,611	6,686
Hershey Co.	794	135,798
Hormel Foods Corp.	1,578	48,823
J&J Snack Foods Corp.	327	43,072
J.M. Smucker Co.	521	61,692
JBS SA	11,000	78,952
John B Sanfilippo & Son, Inc.	166	11,763
Kellanova	1,395	115,074
Kraft Heinz Co.	4,629	140,860
Lamb Weston Holdings, Inc.	686	36,564
Lancaster Colony Corp.	418	73,150
Lifeway Foods, Inc. (a)	95	2,323
Mama's Creations, Inc. (a)	890	5,794
McCormick & Co., Inc.	1,377	113,341
Mission Produce, Inc. (a)	794	8,321
	Number of Shares	Fair Value
Mondelez International, Inc., Class A	6,959	$472,168
Nestle SA	28,845	2,914,813
Pilgrim's Pride Corp. (a)	303	16,516
Post Holdings, Inc. (a)	200	23,272
Seaboard Corp.	1	2,697
Seneca Foods Corp., Class A (a)	84	7,479
Simply Good Foods Co. (a)	1,952	67,324
TreeHouse Foods, Inc. (a)	1,018	27,578
Tyson Foods, Inc., Class A	1,471	93,864
Utz Brands, Inc.	1,436	20,219
Vital Farms, Inc. (a)	723	22,030
Westrock Coffee Co. (a)	896	6,469
WK Kellogg Co.	1,416	28,221
		5,028,361
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	8,000	77,600
Avery Dennison Corp.	442	78,663
Graphic Packaging Holding Co.	1,700	44,132
International Paper Co.	2,723	145,272
Packaging Corp. of America	483	95,644
Pactiv Evergreen, Inc.	751	13,526
Ranpak Holdings Corp. (a)	760	4,119
Sealed Air Corp.	605	17,484
Smurfit WestRock PLC	2,700	121,662
Sonoco Products Co.	400	18,896
		616,998
Paper Products - 0.0% *
Clearwater Paper Corp. (a)	295	7,484
Sylvamo Corp.	746	50,034
		57,518
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	521	25,644
Allegiant Travel Co.	293	15,134
American Airlines Group, Inc. (a)	2,900	30,595
Blade Air Mobility, Inc. (a)	1,615	4,409
Delta Air Lines, Inc.	3,448	150,333
Frontier Group Holdings, Inc. (a)	760	3,298
JetBlue Airways Corp. (a)	6,723	32,405
Joby Aviation, Inc. (a)	9,256	55,721
SkyWest, Inc. (a)	847	74,002
Southwest Airlines Co.	3,262	109,538
Sun Country Airlines Holdings, Inc. (a)	731	9,006
United Airlines Holdings, Inc. (a)	1,666	115,037
Wheels Up Experience, Inc. (a)	2,713	2,740
		627,862
Passenger Ground Transportation - 0.1%
Hertz Global Holdings, Inc. (a)	2,249	8,861
Lyft, Inc., Class A (a)	1,915	22,731
Uber Technologies, Inc. (a)	10,459	762,043
		793,635
Personal Care Products - 0.1%
Beauty Health Co. (a)	2,040	2,734
BellRing Brands, Inc. (a)	600	44,676
Coty, Inc., Class A (a)	2,800	15,316

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Edgewell Personal Care Co.	1,047	$32,677
elf Beauty, Inc. (a)	300	18,837
Estee Lauder Cos., Inc., Class A	1,266	83,556
Herbalife Ltd. (a)	2,016	17,398
Honest Co., Inc. (a)	1,506	7,078
Interparfums, Inc.	391	44,523
Kenvue, Inc.	9,774	234,381
Medifast, Inc. (a)	286	3,855
Nature's Sunshine Products, Inc. (a)	369	4,631
Nu Skin Enterprises, Inc., Class A	1,047	7,601
Olaplex Holdings, Inc. (a)	3,784	4,806
USANA Health Sciences, Inc. (a)	284	7,659
Waldencast PLC, Class A (a)	550	1,650
		531,378
Pharmaceuticals - 1.7%
Alimera Sciences, Inc. (a)	852	34
Alto Neuroscience, Inc. (a)	635	1,372
Alumis, Inc. (a)	394	2,419
Amneal Pharmaceuticals, Inc. (a)	3,436	28,794
Amphastar Pharmaceuticals, Inc. (a)	835	24,207
ANI Pharmaceuticals, Inc. (a)	401	26,847
Aquestive Therapeutics, Inc. (a)	1,962	5,690
Arvinas, Inc. (a)	1,393	9,779
Atea Pharmaceuticals, Inc. (a)	1,628	4,868
Avadel Pharmaceuticals PLC (a)	1,724	13,499
Axsome Therapeutics, Inc. (a)	786	91,671
BioAge Labs, Inc. (a)	321	1,207
Biote Corp., Class A (a)	892	2,970
Bristol-Myers Squibb Co.	10,539	642,774
Cassava Sciences, Inc. (a)	1,154	1,731
Collegium Pharmaceutical, Inc. (a)	698	20,835
Contineum Therapeutics, Inc., Class A (a)	168	1,173
Corcept Therapeutics, Inc. (a)	1,725	197,029
CorMedix, Inc. (a)	1,117	6,881
Edgewise Therapeutics, Inc. (a)	1,559	34,298
Elanco Animal Health, Inc. (a)	2,282	23,961
Eli Lilly & Co.	4,138	3,417,616
Enliven Therapeutics, Inc. (a)	654	12,871
Esperion Therapeutics, Inc. (a)	3,351	4,825
Evolus, Inc. (a)	1,028	12,367
EyePoint Pharmaceuticals, Inc. (a)	1,177	6,379
Fulcrum Therapeutics, Inc. (a)	1,136	3,272
GSK PLC	45,560	869,987
Haleon PLC	99,743	503,333
Harmony Biosciences Holdings, Inc. (a)	824	27,348
Harrow, Inc. (a)	573	15,242
Innoviva, Inc. (a)	1,204	21,828
Intra-Cellular Therapies, Inc. (a)	500	65,960
Jazz Pharmaceuticals PLC (a)	300	37,245
Johnson & Johnson	12,502	2,073,332
Ligand Pharmaceuticals, Inc. (a)	372	39,112
Liquidia Corp. (a)	1,382	20,384
	Number of Shares	Fair Value
MBX Biosciences, Inc. (a)	297	$2,192
Merck & Co., Inc.	13,143	1,179,716
Mind Medicine MindMed, Inc. (a)	1,606	9,395
Nektar Therapeutics (a)	4,744	3,226
Neumora Therapeutics, Inc. (a)	2,193	2,193
Novartis AG	21,696	2,409,634
Nuvation Bio, Inc. (a)	3,262	5,741
Ocular Therapeutix, Inc. (a)	3,369	24,695
Omeros Corp. (a)	1,019	8,376
Organon & Co.	990	14,741
Pacira BioSciences, Inc. (a)	995	24,726
Perrigo Co. PLC	500	14,020
Pfizer, Inc.	29,315	742,842
Phathom Pharmaceuticals, Inc. (a)	1,055	6,615
Phibro Animal Health Corp., Class A	374	7,989
Pliant Therapeutics, Inc. (a)	1,859	2,510
Prestige Consumer Healthcare, Inc. (a)	1,057	90,870
Rapport Therapeutics, Inc. (a)	276	2,768
Roche Holding AG	8,081	2,665,769
Royalty Pharma PLC, Class A	2,200	68,486
Sanofi SA	12,507	1,383,390
scPharmaceuticals, Inc. (a)	687	1,807
Septerna, Inc. (a)	491	2,843
SIGA Technologies, Inc. (a)	806	4,417
Supernus Pharmaceuticals, Inc. (a)	1,081	35,403
Tarsus Pharmaceuticals, Inc. (a)	792	40,685
Telomir Pharmaceuticals, Inc. (a)	511	1,650
Terns Pharmaceuticals, Inc. (a)	1,234	3,406
Theravance Biopharma, Inc. (a)	650	5,804
Third Harmonic Bio, Inc. (a)	586	2,033
Trevi Therapeutics, Inc. (a)	1,451	9,127
Ventyx Biosciences, Inc. (a)	2,038	2,344
Verrica Pharmaceuticals, Inc. (a)	727	321
Veru, Inc. (a)	3,928	1,925
Viatris, Inc.	6,800	59,228
WaVe Life Sciences Ltd. (a)	2,011	16,249
Xeris Biopharma Holdings, Inc. (a)	2,557	14,038
Zevra Therapeutics, Inc. (a)	950	7,115
Zoetis, Inc.	2,392	393,843
		17,545,272
Property & Casualty Insurance - 0.4%
Allstate Corp.	1,391	288,034
Ambac Financial Group, Inc. (a)	833	7,289
American Coastal Insurance Corp., Class C	422	4,883
American Financial Group, Inc.	381	50,041
AMERISAFE, Inc.	415	21,808
Arch Capital Group Ltd.	1,900	182,742
Assurant, Inc.	236	49,501
Assured Guaranty Ltd.	200	17,620
Axis Capital Holdings Ltd.	400	40,096
Bowhead Specialty Holdings, Inc. (a)	334	13,577
Chubb Ltd.	2,080	628,139

See Notes to Schedule of Investments.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Cincinnati Financial Corp.	765	$113,006
Donegal Group, Inc., Class A	332	6,517
Employers Holdings, Inc.	535	27,092
Fidelity National Financial, Inc.	1,400	91,112
First American Financial Corp.	500	32,815
Hanover Insurance Group, Inc.	200	34,790
Hartford Insurance Group, Inc.	1,450	179,409
HCI Group, Inc.	179	26,712
Heritage Insurance Holdings, Inc. (a)	482	6,950
Investors Title Co.	35	8,438
James River Group Holdings Ltd.	839	3,524
Kemper Corp.	300	20,055
Kinsale Capital Group, Inc.	137	66,679
Lemonade, Inc. (a)	1,124	35,327
Loews Corp.	1,000	91,910
Markel Group, Inc. (a)	65	121,525
MBIA, Inc. (a)	789	3,929
Mercury General Corp.	578	32,310
NI Holdings, Inc. (a)	206	2,938
Old Republic International Corp.	1,210	47,456
Palomar Holdings, Inc. (a)	550	75,394
ProAssurance Corp. (a)	947	22,113
Progressive Corp.	2,967	839,691
RLI Corp.	400	32,132
Root, Inc., Class A (a)	171	22,818
Safety Insurance Group, Inc.	318	25,084
Selective Insurance Group, Inc.	1,297	118,727
Skyward Specialty Insurance Group, Inc. (a)	799	42,283
Stewart Information Services Corp.	582	41,526
Tiptree, Inc.	460	11,081
Travelers Cos., Inc.	1,191	314,972
Trupanion, Inc. (a)	715	26,648
United Fire Group, Inc.	384	11,313
Universal Insurance Holdings, Inc.	428	10,144
W.R. Berkley Corp.	1,546	110,013
White Mountains Insurance Group Ltd.	14	26,961
		3,987,124
Publishing - 0.0% *
Gannett Co., Inc. (a)	2,625	7,586
John Wiley & Sons, Inc., Class A	858	38,233
New York Times Co., Class A	901	44,690
News Corp., Class A	1,994	54,277
News Corp., Class B	671	20,378
Scholastic Corp.	421	7,948
		173,112
Rail Transportation - 0.1%
CSX Corp.	9,984	293,829
FTAI Infrastructure, Inc.	1,864	8,444
Norfolk Southern Corp.	1,138	269,535
Union Pacific Corp.	3,128	738,959
		1,310,767
Real Estate Development - 0.0% *
Forestar Group, Inc. (a)	344	7,272
Howard Hughes Holdings, Inc. (a)	100	7,408
	Number of Shares	Fair Value
Star Holdings (a)	359	$3,055
Stratus Properties, Inc. (a)	137	2,432
		20,167
Real Estate Operating Companies - 0.0% *
FRP Holdings, Inc. (a)	240	6,857
Kennedy-Wilson Holdings, Inc.	2,468	21,422
Maui Land & Pineapple Co., Inc. (a)	193	3,391
Seaport Entertainment Group, Inc. (a)	24	515
Transcontinental Realty Investors, Inc. (a)	12	336
		32,521
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	1,748	5,821
CBRE Group, Inc., Class A (a)	1,582	206,894
Compass, Inc., Class A (a)	7,798	68,077
CoStar Group, Inc. (a)	2,128	168,601
Cushman & Wakefield PLC (a)	4,906	50,139
eXp World Holdings, Inc.	1,532	14,983
Jones Lang LaSalle, Inc. (a)	300	74,373
Marcus & Millichap, Inc.	439	15,124
Newmark Group, Inc., Class A	2,835	34,502
Offerpad Solutions, Inc. (a)	493	818
Opendoor Technologies, Inc. (a)	12,481	12,731
RE/MAX Holdings, Inc., Class A (a)	473	3,959
Redfin Corp. (a)	2,363	21,763
Zillow Group, Inc., Class A (a)	200	13,372
Zillow Group, Inc., Class C (a)	900	61,704
		752,861
Regional Banks - 0.6%
1st Source Corp.	398	23,804
ACNB Corp.	147	6,051
Amalgamated Financial Corp.	331	9,516
Amerant Bancorp, Inc.	692	14,283
Ameris Bancorp	1,406	80,943
Ames National Corp.	225	3,942
Arrow Financial Corp.	297	7,808
Associated Banc-Corp.	3,455	77,841
Atlantic Union Bankshares Corp.	1,914	59,602
Axos Financial, Inc. (a)	1,168	75,359
Banc of California, Inc.	2,989	42,414
BancFirst Corp.	428	47,024
Bancorp, Inc. (a)	964	50,938
Bank First Corp.	211	21,256
Bank of Hawaii Corp.	837	57,728
Bank of Marin Bancorp	284	6,268
Bank OZK	500	21,725
Bank7 Corp.	85	3,293
BankUnited, Inc.	1,599	55,070
Bankwell Financial Group, Inc.	136	4,104
Banner Corp.	737	46,999
Bar Harbor Bankshares	272	8,024
BayCom Corp.	184	4,631
BCB Bancorp, Inc.	416	4,102
Berkshire Hills Bancorp, Inc.	931	24,290
Blue Foundry Bancorp (a)	417	3,836
BOK Financial Corp.	100	10,415
Bridgewater Bancshares, Inc. (a)	349	4,848
Brookline Bancorp, Inc.	1,920	20,928

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Burke & Herbert Financial Services Corp.	253	$14,196
Business First Bancshares, Inc.	446	10,860
Byline Bancorp, Inc.	583	15,251
Cadence Bank	3,884	117,918
California BanCorp (a)	437	6,262
Camden National Corp.	353	14,286
Capital Bancorp, Inc.	245	6,941
Capital City Bank Group, Inc.	252	9,062
Capitol Federal Financial, Inc.	2,307	12,919
Carter Bankshares, Inc. (a)	411	6,650
Cathay General Bancorp	1,432	61,619
Central Pacific Financial Corp.	497	13,439
Chemung Financial Corp.	90	4,281
ChoiceOne Financial Services, Inc.	202	5,812
Citizens & Northern Corp.	263	5,292
Citizens Financial Group, Inc.	2,352	96,361
Citizens Financial Services, Inc.	120	6,966
City Holding Co.	312	36,651
Civista Bancshares, Inc.	272	5,315
CNB Financial Corp.	378	8,411
Coastal Financial Corp. (a)	247	22,331
Colony Bankcorp, Inc.	441	7,122
Columbia Banking System, Inc.	893	22,271
Columbia Financial, Inc. (a)	494	7,410
Commerce Bancshares, Inc.	622	38,707
Community Financial System, Inc.	1,119	63,626
Community Trust Bancorp, Inc.	287	14,453
Community West Bancshares	299	5,526
ConnectOne Bancorp, Inc.	680	16,531
Cullen/Frost Bankers, Inc.	300	37,560
Customers Bancorp, Inc. (a)	639	32,078
CVB Financial Corp.	2,839	52,408
Dime Community Bancshares, Inc.	771	21,495
Eagle Bancorp, Inc.	550	11,550
East West Bancorp, Inc.	793	71,180
Eastern Bankshares, Inc.	4,129	67,716
Enterprise Bancorp, Inc.	179	6,968
Enterprise Financial Services Corp.	795	42,723
Equity Bancshares, Inc., Class A	345	13,593
Esquire Financial Holdings, Inc.	130	9,799
ESSA Bancorp, Inc.	210	3,959
Farmers & Merchants Bancorp, Inc.	226	5,404
Farmers National Banc Corp.	666	8,691
FB Financial Corp.	766	35,512
Fidelity D&D Bancorp, Inc.	100	4,161
Financial Institutions, Inc.	404	10,084
First Bancorp, Inc.	226	5,587
First Bancorp/Southern Pines NC	863	34,641
First Bancshares, Inc.	661	22,348
First Bank	373	5,524
First Busey Corp.	1,798	38,837
First Business Financial Services, Inc.	142	6,695
First Commonwealth Financial Corp.	2,180	33,877
	Number of Shares	Fair Value
First Community Bankshares, Inc.	315	$11,872
First Financial Bancorp	2,025	50,585
First Financial Bankshares, Inc.	2,776	99,714
First Financial Corp.	211	10,335
First Financial Northwest, Inc.	176	3,988
First Foundation, Inc.	1,130	5,865
First Hawaiian, Inc.	600	14,664
First Horizon Corp.	2,500	48,550
First Internet Bancorp	221	5,918
First Interstate BancSystem, Inc., Class A	1,703	48,791
First Merchants Corp.	1,251	50,590
First Mid Bancshares, Inc.	428	14,937
First of Long Island Corp.	375	4,631
First Western Financial, Inc. (a)	219	4,303
Five Star Bancorp	305	8,479
Flagstar Financial, Inc.	5,430	63,097
Flushing Financial Corp.	497	6,312
FNB Corp.	1,600	21,520
FS Bancorp, Inc.	115	4,371
Fulton Financial Corp.	3,883	70,243
FVCBankcorp, Inc. (a)	425	4,492
German American Bancorp, Inc.	618	23,175
Glacier Bancorp, Inc.	2,429	107,410
Great Southern Bancorp, Inc.	158	8,748
Greene County Bancorp, Inc.	208	5,015
Guaranty Bancshares, Inc.	139	5,564
Hancock Whitney Corp.	1,852	97,137
Hanmi Financial Corp.	559	12,667
HarborOne Bancorp, Inc.	697	7,228
HBT Financial, Inc.	226	5,065
Heritage Commerce Corp.	1,100	10,472
Heritage Financial Corp.	631	15,352
Hilltop Holdings, Inc.	1,005	30,602
Hingham Institution For Savings	32	7,610
Home Bancorp, Inc.	126	5,645
Home BancShares, Inc.	3,973	112,317
HomeStreet, Inc. (a)	536	6,293
HomeTrust Bancshares, Inc.	270	9,256
Hope Bancorp, Inc.	2,510	26,280
Horizon Bancorp, Inc.	806	12,154
Huntington Bancshares, Inc.	7,746	116,267
Independent Bank Corp.	1,279	68,341
International Bancshares Corp.	1,156	72,897
Investar Holding Corp.	232	4,086
John Marshall Bancorp, Inc.	215	3,552
Kearny Financial Corp.	987	6,179
Lakeland Financial Corp.	536	31,860
LCNB Corp.	347	5,132
LINKBANCORP, Inc.	658	4,461
Live Oak Bancshares, Inc.	754	20,102
M&T Bank Corp.	852	152,295
Mercantile Bank Corp.	294	12,771
Metrocity Bankshares, Inc.	340	9,374
Metropolitan Bank Holding Corp. (a)	196	10,974
Mid Penn Bancorp, Inc.	271	7,022
Middlefield Banc Corp.	202	5,646
Midland States Bancorp, Inc.	370	6,334
MidWestOne Financial Group, Inc.	342	10,127

See Notes to Schedule of Investments.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
MVB Financial Corp.	196	$3,395
National Bank Holdings Corp., Class A	797	30,501
National Bankshares, Inc.	161	4,287
NB Bancorp, Inc. (a)	724	13,083
NBT Bancorp, Inc.	989	42,428
Nicolet Bankshares, Inc.	291	31,707
Northeast Bank	131	11,992
Northeast Community Bancorp, Inc.	216	5,063
Northfield Bancorp, Inc.	692	7,550
Northrim BanCorp, Inc.	97	7,102
Northwest Bancshares, Inc.	2,747	33,019
Norwood Financial Corp.	214	5,172
Oak Valley Bancorp	192	4,792
OceanFirst Financial Corp.	1,252	21,297
Old National Bancorp	6,704	142,058
Old Second Bancorp, Inc.	813	13,528
Orange County Bancorp, Inc.	178	4,163
Origin Bancorp, Inc.	637	22,085
Orrstown Financial Services, Inc.	343	10,293
Pacific Premier Bancorp, Inc.	2,058	43,877
Park National Corp.	309	46,783
Parke Bancorp, Inc.	275	5,181
Pathward Financial, Inc.	510	37,205
PCB Bancorp	308	5,763
Peapack-Gladstone Financial Corp.	307	8,719
Peoples Bancorp of North Carolina, Inc.	131	3,568
Peoples Bancorp, Inc.	751	22,275
Peoples Financial Services Corp.	168	7,471
Pinnacle Financial Partners, Inc.	386	40,931
Pioneer Bancorp, Inc. (a)	246	2,881
Plumas Bancorp	95	4,111
Ponce Financial Group, Inc. (a)	408	5,169
Preferred Bank	270	22,588
Primis Financial Corp.	593	5,794
Princeton Bancorp, Inc.	143	4,369
Prosperity Bancshares, Inc.	400	28,548
Provident Bancorp, Inc. (a)	396	4,546
Provident Financial Services, Inc.	2,703	46,411
QCR Holdings, Inc.	355	25,319
RBB Bancorp	430	7,095
Red River Bancshares, Inc.	80	4,132
Regions Financial Corp.	4,977	108,150
Renasant Corp.	1,341	45,500
Republic Bancorp, Inc., Class A	152	9,701
S&T Bancorp, Inc.	822	30,455
Sandy Spring Bancorp, Inc.	950	26,553
Seacoast Banking Corp. of Florida	1,813	46,649
ServisFirst Bancshares, Inc.	1,083	89,456
Shore Bancshares, Inc.	560	7,582
Sierra Bancorp	234	6,524
Simmons First National Corp., Class A	2,660	54,610
SmartFinancial, Inc.	292	9,075
South Plains Financial, Inc.	213	7,055
Southern First Bancshares, Inc. (a)	207	6,814
Southern Missouri Bancorp, Inc.	175	9,104
	Number of Shares	Fair Value
Southern States Bancshares, Inc.	176	$6,292
Southside Bancshares, Inc.	538	15,580
SouthState Corp.	2,064	191,581
Stellar Bancorp, Inc.	1,062	29,375
Sterling Bancorp, Inc. (a)	504	2,439
Stock Yards Bancorp, Inc.	551	38,052
Synovus Financial Corp.	618	28,885
Texas Capital Bancshares, Inc. (a)	991	74,028
Third Coast Bancshares, Inc. (a)	205	6,841
Timberland Bancorp, Inc.	159	4,794
Tompkins Financial Corp.	238	14,989
Towne Bank	1,507	51,524
TriCo Bancshares	692	27,659
Triumph Financial, Inc. (a)	478	27,628
Truist Financial Corp.	6,998	287,968
TrustCo Bank Corp.	343	10,455
Trustmark Corp.	1,307	45,078
UMB Financial Corp.	1,452	146,797
United Bankshares, Inc.	2,821	97,804
United Community Banks, Inc.	2,557	71,928
Unity Bancorp, Inc.	126	5,128
Univest Financial Corp.	541	15,343
USCB Financial Holdings, Inc.	263	4,881
Valley National Bancorp	9,989	88,802
Veritex Holdings, Inc.	1,136	28,366
Virginia National Bankshares Corp.	119	4,294
WaFd, Inc.	1,706	48,757
Washington Trust Bancorp, Inc.	404	12,467
Webster Financial Corp.	772	39,797
WesBanco, Inc.	1,839	56,935
West BanCorp, Inc.	288	5,743
Westamerica BanCorp	555	28,100
Western Alliance Bancorp	500	38,415
Wintrust Financial Corp.	300	33,738
WSFS Financial Corp.	1,235	64,059
Zions Bancorp NA	775	38,642
		6,591,211
Reinsurance - 0.1%
Enstar Group Ltd. (a)	270	89,743
Everest Group Ltd.	235	85,382
Greenlight Capital Re Ltd., Class A (a)	573	7,764
Maiden Holdings Ltd. (a)	2,463	1,405
Reinsurance Group of America, Inc.	300	59,070
Swiss Re AG	3,310	563,260
		806,624
Renewable Electricity - 0.0% *
Altus Power, Inc. (a)	1,356	6,712
Clearway Energy, Inc., Class C	600	18,162
Montauk Renewables, Inc. (a)	1,151	2,405
Ormat Technologies, Inc.	1,232	87,189
Sunnova Energy International, Inc. (a)	2,870	1,068
		115,536
Research & Consulting Services - 0.2%
Amentum Holdings, Inc. (a)	400	7,280
BlackSky Technology, Inc. (a)	454	3,509

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Booz Allen Hamilton Holding Corp.	624	$65,258
CACI International, Inc., Class A (a)	69	25,317
CBIZ, Inc. (a)	1,024	77,681
Clarivate PLC (a)	3,112	12,230
CRA International, Inc.	130	22,516
Dun & Bradstreet Holdings, Inc.	2,000	17,880
Equifax, Inc.	691	168,300
Experian PLC	10,087	467,023
Exponent, Inc.	1,079	87,464
FiscalNote Holdings, Inc. (a)	2,217	1,792
Forrester Research, Inc. (a)	345	3,188
Franklin Covey Co. (a)	203	5,607
FTI Consulting, Inc. (a)	200	32,816
Huron Consulting Group, Inc. (a)	376	53,937
ICF International, Inc.	402	34,158
Innodata, Inc. (a)	531	19,063
Jacobs Solutions, Inc.	600	72,534
KBR, Inc.	700	34,867
Legalzoom.com, Inc. (a)	2,775	23,893
Leidos Holdings, Inc.	691	93,244
Mistras Group, Inc. (a)	547	5,787
NV5 Global, Inc. (a)	1,241	23,914
Parsons Corp. (a)	200	11,842
Planet Labs PBC (a)	4,077	13,780
Resolute Holdings Management, Inc. (a)	36	1,128
Resources Connection, Inc.	583	3,813
Science Applications International Corp.	200	22,454
Spire Global, Inc. (a)	404	3,268
TransUnion	1,089	90,376
Verisk Analytics, Inc.	746	222,024
Willdan Group, Inc. (a)	231	9,406
		1,737,349
Restaurants - 0.4%
Aramark	1,500	51,780
Biglari Holdings, Inc., Class B (a)	18	3,898
BJ's Restaurants, Inc. (a)	350	11,991
Bloomin' Brands, Inc.	1,443	10,346
Brinker International, Inc. (a)	939	139,958
Cava Group, Inc. (a)	500	43,205
Cheesecake Factory, Inc.	1,035	50,363
Chipotle Mexican Grill, Inc. (a)	7,050	353,980
Cracker Barrel Old Country Store, Inc.	481	18,672
Darden Restaurants, Inc.	600	124,656
Denny's Corp. (a)	894	3,281
Dine Brands Global, Inc.	274	6,376
Domino's Pizza, Inc.	150	68,918
DoorDash, Inc., Class A (a)	1,800	328,986
Dutch Bros, Inc., Class A (a)	600	37,044
El Pollo Loco Holdings, Inc. (a)	682	7,025
First Watch Restaurant Group, Inc. (a)	810	13,487
Jack in the Box, Inc.	357	9,707
Krispy Kreme, Inc.	1,591	7,828
Kura Sushi USA, Inc., Class A (a)	107	5,478
McDonald's Corp.	3,731	1,165,452
Nathan's Famous, Inc.	59	5,686
ONE Group Hospitality, Inc. (a)	841	2,515
	Number of Shares	Fair Value
Papa John's International, Inc.	716	$29,413
Portillo's, Inc., Class A (a)	1,007	11,973
Potbelly Corp. (a)	488	4,641
RCI Hospitality Holdings, Inc.	151	6,484
Shake Shack, Inc., Class A (a)	813	71,682
Starbucks Corp.	5,865	575,298
Sweetgreen, Inc., Class A (a)	2,147	53,718
Texas Roadhouse, Inc.	400	66,652
Wendy's Co.	900	13,167
Wingstop, Inc.	200	45,116
Yum! Brands, Inc.	1,481	233,050
		3,581,826
Retail REITs - 0.2%
Acadia Realty Trust	2,510	52,585
Agree Realty Corp.	600	46,314
Alexander's, Inc.	39	8,157
Brixmor Property Group, Inc.	1,300	34,515
CBL & Associates Properties, Inc.	405	10,765
Curbline Properties Corp.	2,038	49,299
Federal Realty Investment Trust	400	39,128
FrontView REIT, Inc.	381	4,873
Getty Realty Corp.	1,087	33,893
InvenTrust Properties Corp.	1,663	48,842
Kimco Realty Corp.	3,634	77,186
Kite Realty Group Trust	4,632	103,618
Macerich Co.	5,266	90,417
NETSTREIT Corp.	1,684	26,692
NNN REIT, Inc.	1,000	42,650
Phillips Edison & Co., Inc.	2,621	95,640
Realty Income Corp.	4,516	261,973
Regency Centers Corp.	1,000	73,760
Saul Centers, Inc.	189	6,817
Simon Property Group, Inc.	1,663	276,191
SITE Centers Corp.	881	11,312
Tanger, Inc.	2,276	76,906
Urban Edge Properties	2,699	51,281
Whitestone REIT	917	13,361
		1,536,175
Security & Alarm Services - 0.0% *
Brink's Co.	925	79,698
CoreCivic, Inc. (a)	2,340	47,479
GEO Group, Inc. (a)	2,724	79,568
		206,745
Self Storage REITs - 0.0% *
CubeSmart	1,000	42,710
Extra Space Storage, Inc.	1,054	156,509
National Storage Affiliates Trust	300	11,820
Public Storage	808	241,826
		452,865
Semiconductor Materials & Equipment - 0.2%
ACM Research, Inc., Class A (a)	1,101	25,697
Aehr Test Systems (a)	496	3,616
Amkor Technology, Inc.	800	14,448
Applied Materials, Inc.	4,334	628,950
Axcelis Technologies, Inc. (a)	700	34,769
Cohu, Inc. (a)	868	12,768
Enphase Energy, Inc. (a)	746	46,289
Entegris, Inc.	782	68,409

See Notes to Schedule of Investments.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
FormFactor, Inc. (a)	1,659	$46,933
Ichor Holdings Ltd. (a)	721	16,302
KLA Corp.	693	471,102
Lam Research Corp.	6,610	480,547
MKS Instruments, Inc.	300	24,045
Onto Innovation, Inc. (a)	200	24,268
PDF Solutions, Inc. (a)	581	11,103
Photronics, Inc. (a)	1,333	27,673
Teradyne, Inc.	829	68,476
Ultra Clean Holdings, Inc. (a)	961	20,575
Veeco Instruments, Inc. (a)	1,205	24,196
		2,050,166
Semiconductors - 2.2%
Advanced Micro Devices, Inc. (a)	8,312	853,975
Alpha & Omega Semiconductor Ltd. (a)	444	11,038
Ambarella, Inc. (a)	815	41,019
Analog Devices, Inc.	2,569	518,090
Astera Labs, Inc. (a)	500	29,835
Broadcom, Inc.	23,850	3,993,205
CEVA, Inc. (a)	465	11,909
Cirrus Logic, Inc. (a)	300	29,896
Credo Technology Group Holding Ltd. (a)	2,986	119,918
Diodes, Inc. (a)	979	42,263
Everspin Technologies, Inc. (a)	579	2,953
First Solar, Inc. (a)	511	64,606
GLOBALFOUNDRIES, Inc. (a)	500	18,455
Impinj, Inc. (a)	492	44,624
Intel Corp.	22,639	514,132
Lattice Semiconductor Corp. (a)	700	36,715
MACOM Technology Solutions Holdings, Inc. (a)	300	30,114
Marvell Technology, Inc.	4,421	272,201
MaxLinear, Inc. (a)	1,738	18,875
Microchip Technology, Inc.	2,738	132,547
Micron Technology, Inc.	5,690	494,404
Monolithic Power Systems, Inc.	242	140,355
Navitas Semiconductor Corp. (a)	2,607	5,344
NVE Corp.	85	5,418
NVIDIA Corp.	121,160	13,131,321
ON Semiconductor Corp. (a)	2,217	90,210
Penguin Solutions, Inc. (a)	1,135	19,715
Power Integrations, Inc.	1,210	61,105
Qorvo, Inc. (a)	497	35,988
QUALCOMM, Inc.	5,751	883,411
QuickLogic Corp. (a)	532	2,718
Rambus, Inc. (a)	2,278	117,943
Rigetti Computing, Inc. (a)	3,988	31,585
Semtech Corp. (a)	1,558	53,595
Silicon Laboratories, Inc. (a)	684	76,998
SiTime Corp. (a)	398	60,842
SkyWater Technology, Inc. (a)	754	5,346
Skyworks Solutions, Inc.	873	56,422
Synaptics, Inc. (a)	848	54,035
Texas Instruments, Inc.	4,640	833,808
Universal Display Corp.	287	40,031
Wolfspeed, Inc. (a)	779	2,384
		22,989,348
Silver - 0.0% *
Hecla Mining Co.	12,568	69,878
	Number of Shares	Fair Value
Single-Family Residential REITs - 0.0% *
American Homes 4 Rent, Class A	1,900	$71,839
Equity LifeStyle Properties, Inc.	902	60,164
Invitation Homes, Inc.	3,180	110,823
Sun Communities, Inc.	620	79,757
UMH Properties, Inc.	1,562	29,209
		351,792
Soft Drinks & Non-alcoholic Beverages - 0.3%
Celsius Holdings, Inc. (a)	900	32,058
Coca-Cola Co.	20,019	1,433,761
Coca-Cola Consolidated, Inc.	28	37,800
Keurig Dr. Pepper, Inc.	6,191	211,856
Monster Beverage Corp. (a)	3,704	216,758
National Beverage Corp.	511	21,227
PepsiCo, Inc.	7,125	1,068,322
Primo Brands Corp., Class A	4,232	150,194
Vita Coco Co., Inc. (a)	848	25,991
		3,197,967
Specialized Consumer Services - 0.0% *
ADT, Inc.	1,200	9,768
Carriage Services, Inc.	251	9,726
European Wax Center, Inc., Class A (a)	567	2,240
Frontdoor, Inc. (a)	1,648	63,316
H&R Block, Inc.	800	43,928
Mister Car Wash, Inc. (a)	1,760	13,886
Service Corp. International	678	54,376
		197,240
Specialized Finance - 0.0% *
Acacia Research Corp. (a)	982	3,142
Burford Capital Ltd.	4,293	56,710
HA Sustainable Infrastructure Capital, Inc.	2,469	72,194
SWK Holdings Corp. (a)	117	2,035
		134,081
Specialty Chemicals - 0.2%
Albemarle Corp.	537	38,675
Arq, Inc. (a)	735	3,065
Ashland, Inc.	300	17,787
ASP Isotopes, Inc. (a)	919	4,310
Aspen Aerogels, Inc. (a)	1,147	7,329
Avient Corp.	1,930	71,719
Axalta Coating Systems Ltd. (a)	1,000	33,170
Balchem Corp.	689	114,374
Celanese Corp.	500	28,385
DuPont de Nemours, Inc.	2,176	162,504
Eastman Chemical Co.	577	50,839
Ecolab, Inc.	1,322	335,153
Ecovyst, Inc. (a)	2,180	13,516
Element Solutions, Inc.	1,100	24,871
HB Fuller Co.	1,171	65,717
Ingevity Corp. (a)	785	31,078
Innospec, Inc.	534	50,597
International Flavors & Fragrances, Inc.	1,313	101,902
Minerals Technologies, Inc.	681	43,291
NewMarket Corp.	43	24,357
Northern Technologies International Corp.	208	2,165

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Perimeter Solutions, Inc. (a)	2,896	$29,163
PPG Industries, Inc.	1,191	130,236
Quaker Chemical Corp.	297	36,712
Rayonier Advanced Materials, Inc. (a)	1,161	6,676
RPM International, Inc.	636	73,573
Sensient Technologies Corp.	901	67,061
Sherwin-Williams Co.	1,238	432,297
Stepan Co.	462	25,429
Valhi, Inc.	60	975
		2,026,926
Steel - 0.1%
Alpha Metallurgical Resources, Inc. (a)	237	29,684
ATI, Inc. (a)	800	41,624
Carpenter Technology Corp.	1,013	183,535
Cleveland-Cliffs, Inc. (a)	2,237	18,388
Commercial Metals Co.	2,430	111,804
Metallus, Inc. (a)	792	10,581
Nucor Corp.	1,193	143,566
Olympic Steel, Inc.	246	7,754
Radius Recycling, Inc.	556	16,057
Ramaco Resources, Inc., Class A	454	3,737
Ramaco Resources, Inc., Class B	247	1,756
Reliance, Inc.	298	86,048
Ryerson Holding Corp.	497	11,411
Steel Dynamics, Inc.	802	100,314
SunCoke Energy, Inc.	1,562	14,371
U.S. Steel Corp.	1,100	46,486
Warrior Met Coal, Inc.	1,111	53,017
Worthington Steel, Inc.	610	15,451
		895,584
Systems Software - 1.8%
A10 Networks, Inc.	1,531	25,016
Adeia, Inc.	2,346	31,014
Airship AI Holdings, Inc. (a)	238	919
Appian Corp., Class A (a)	872	25,122
Arteris, Inc. (a)	723	4,996
Commvault Systems, Inc. (a)	930	146,717
Crowdstrike Holdings, Inc., Class A (a)	1,210	426,622
CyberArk Software Ltd. (a)	559	188,942
Dolby Laboratories, Inc., Class A	257	20,640
Fortinet, Inc. (a)	3,255	313,326
Gen Digital, Inc.	3,026	80,310
Gitlab, Inc., Class A (a)	800	37,600
Microsoft Corp.	38,454	14,435,247
Monday.com Ltd. (a)	393	95,562
N-able, Inc. (a)	1,326	9,401
OneSpan, Inc.	704	10,736
Oracle Corp.	8,233	1,151,056
Palo Alto Networks, Inc. (a)	3,368	574,715
Progress Software Corp.	911	46,926
Qualys, Inc. (a)	792	99,736
Rapid7, Inc. (a)	1,332	35,311
SentinelOne, Inc., Class A (a)	1,100	19,998
ServiceNow, Inc. (a)	1,062	845,501
Silvaco Group, Inc. (a)	180	821
SolarWinds Corp.	1,183	21,803
Telos Corp. (a)	1,492	3,551
Tenable Holdings, Inc. (a)	2,517	88,045
	Number of Shares	Fair Value
Teradata Corp. (a)	600	$13,488
UiPath, Inc., Class A (a)	1,900	19,570
Varonis Systems, Inc. (a)	2,353	95,179
Xperi, Inc. (a)	825	6,369
Zscaler, Inc. (a)	479	95,043
		18,969,282
Technology Distributors - 0.0% *
Arrow Electronics, Inc. (a)	267	27,723
Avnet, Inc.	400	19,236
CDW Corp.	671	107,534
Climb Global Solutions, Inc.	77	8,529
ePlus, Inc. (a)	566	34,543
Insight Enterprises, Inc. (a)	581	87,144
PC Connection, Inc.	215	13,420
Richardson Electronics Ltd.	303	3,382
ScanSource, Inc. (a)	521	17,719
TD SYNNEX Corp.	400	41,584
		360,814
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	76,317	16,952,075
CompoSecure, Inc., Class A	439	4,772
Corsair Gaming, Inc. (a)	904	8,009
CPI Card Group, Inc. (a)	148	4,317
Dell Technologies, Inc., Class C	1,400	127,610
Diebold Nixdorf, Inc. (a)	548	23,959
Eastman Kodak Co. (a)	1,095	6,920
Hewlett Packard Enterprise Co.	6,784	104,677
HP, Inc.	4,838	133,964
Immersion Corp.	529	4,010
IonQ, Inc. (a)	4,295	94,791
NetApp, Inc.	1,067	93,725
Pure Storage, Inc., Class A (a)	1,700	75,259
Sandisk Corp. (a)	533	25,376
Super Micro Computer, Inc. (a)	2,620	89,709
Turtle Beach Corp. (a)	289	4,124
Western Digital Corp. (a)	1,900	76,817
Xerox Holdings Corp.	2,179	10,525
		17,840,639
Telecom Tower REITs - 0.1%
American Tower Corp.	2,434	529,639
Crown Castle, Inc.	2,205	229,827
SBA Communications Corp.	615	135,306
		894,772
Timber REITs - 0.0% *
PotlatchDeltic Corp.	1,659	74,854
Rayonier, Inc.	567	15,808
Weyerhaeuser Co.	3,793	111,059
		201,721
Tires & Rubber - 0.0% *
Goodyear Tire & Rubber Co. (a)	6,101	56,373
Tobacco - 0.2%
Altria Group, Inc.	8,707	522,594
Ispire Technology, Inc. (a)	522	1,425
Philip Morris International, Inc.	7,991	1,268,411
Turning Point Brands, Inc.	372	22,112
Universal Corp.	520	29,146
		1,843,688

See Notes to Schedule of Investments.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Trading Companies & Distributors - 0.2%
Air Lease Corp.	500	$24,155
Alta Equipment Group, Inc.	798	3,743
Applied Industrial Technologies, Inc.	812	182,976
Beacon Roofing Supply, Inc. (a)	1,320	163,284
BlueLinx Holdings, Inc. (a)	153	11,472
Boise Cascade Co.	811	79,551
Core & Main, Inc., Class A (a)	900	43,479
Custom Truck One Source, Inc. (a)	854	3,604
Distribution Solutions Group, Inc. (a)	222	6,216
DNOW, Inc. (a)	2,273	38,823
DXP Enterprises, Inc. (a)	272	22,375
EVI Industries, Inc.	126	2,114
Fastenal Co.	2,937	227,764
Ferguson Enterprises, Inc.	1,000	160,230
FTAI Aviation Ltd.	2,143	237,937
GATX Corp.	761	118,161
Global Industrial Co.	241	5,398
GMS, Inc. (a)	823	60,219
H&E Equipment Services, Inc.	690	65,405
Herc Holdings, Inc.	601	80,696
Hudson Technologies, Inc. (a)	765	4,720
Karat Packaging, Inc.	181	4,811
McGrath RentCorp	523	58,262
MRC Global, Inc. (a)	1,834	21,054
MSC Industrial Direct Co., Inc., Class A	298	23,146
Rush Enterprises, Inc., Class A	1,301	69,486
Rush Enterprises, Inc., Class B	161	9,100
SiteOne Landscape Supply, Inc. (a)	200	24,288
Titan Machinery, Inc. (a)	377	6,424
Transcat, Inc. (a)	168	12,508
United Rentals, Inc.	340	213,078
Watsco, Inc.	180	91,494
WESCO International, Inc.	200	31,060
Willis Lease Finance Corp.	58	9,162
WW Grainger, Inc.	225	222,262
Xometry, Inc., Class A (a)	924	23,026
		2,361,483
Transaction & Payment Processing Services - 0.7%
Affirm Holdings, Inc. (a)	1,446	65,345
AvidXchange Holdings, Inc. (a)	3,761	31,893
Block, Inc. (a)	2,832	153,862
Cantaloupe, Inc. (a)	1,077	8,476
Cass Information Systems, Inc.	249	10,769
Corpay, Inc. (a)	398	138,790
Euronet Worldwide, Inc. (a)	200	21,370
Fidelity National Information Services, Inc.	2,868	214,182
Fiserv, Inc. (a)	2,947	650,786
Flywire Corp. (a)	2,615	24,842
Global Payments, Inc.	1,313	128,569
International Money Express, Inc. (a)	583	7,357
Jack Henry & Associates, Inc.	438	79,979
Marqeta, Inc., Class A (a)	10,198	42,016
Mastercard, Inc., Class A	4,209	2,307,037
NCR Atleos Corp. (a)	1,552	40,942
Payoneer Global, Inc. (a)	5,718	41,799
	Number of Shares	Fair Value
PayPal Holdings, Inc. (a)	5,203	$339,496
Paysafe Ltd. (a)	594	9,320
Paysign, Inc. (a)	1,138	2,413
Priority Technology Holdings, Inc. (a)	486	3,312
Remitly Global, Inc. (a)	3,194	66,435
Repay Holdings Corp. (a)	1,600	8,912
Sezzle, Inc. (a)	276	9,630
Shift4 Payments, Inc., Class A (a)	300	24,513
Toast, Inc., Class A (a)	2,500	82,925
Visa, Inc., Class A	8,893	3,116,641
Western Union Co.	1,500	15,870
WEX, Inc. (a)	192	30,148
		7,677,629
Water Utilities - 0.0% *
American States Water Co.	798	62,787
American Water Works Co., Inc.	1,032	152,241
Cadiz, Inc. (a)	1,253	3,671
California Water Service Group	1,276	61,835
Consolidated Water Co. Ltd.	270	6,612
Essential Utilities, Inc.	1,300	51,389
Global Water Resources, Inc.	286	2,949
Middlesex Water Co.	383	24,550
Pure Cycle Corp. (a)	548	5,737
SJW Group	719	39,322
York Water Co.	260	9,017
		420,110
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	1,182	10,189
Spok Holdings, Inc.	321	5,277
Telephone & Data Systems, Inc.	2,110	81,741
T-Mobile U.S., Inc.	2,515	670,776
		767,983
Total Common Stock (Cost $280,110,857)		334,736,262
Warrants - 0.0% *
Healthcare Equipment - 0.0% *
Pulse Biosciences, Inc. (expiring 06/27/29) (a)	75	191
Specialty Chemicals - 0.0%
Danimer Scientific, Inc. (expiring 07/15/25) (a)**	1,168	—
Total Warrants (Cost $0)		191
Total Domestic Equity (Cost $280,110,857)		334,736,453
Foreign Equity - 28.8%
Common Stock - 28.6%
Advertising - 0.1%
Dentsu Group, Inc.	2,300	50,947
Focus Media Information Technology Co. Ltd., Class A	10,900	10,541
Gambling.com Group Ltd. (a)	444	5,603
Informa PLC	14,439	144,667
Publicis Groupe SA	2,501	235,726
WPP PLC	12,673	96,228
		543,712

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Aerospace & Defense - 0.6%
AECC Aero-Engine Control Co. Ltd., Class A	1,300	$3,425
AECC Aviation Power Co. Ltd., Class A	2,100	10,484
Airbus SE	6,535	1,149,550
Aselsan Elektronik Sanayi Ve Ticaret AS	16,191	51,140
AviChina Industry & Technology Co. Ltd., Class H	35,000	17,639
BAE Systems PLC	33,054	666,926
Bharat Electronics Ltd.	46,095	161,238
CAE, Inc. (a)	3,770	92,675
Dassault Aviation SA	228	75,101
Elbit Systems Ltd.	288	110,197
Embraer SA (a)	9,200	105,610
Hanwha Aerospace Co. Ltd.	413	177,460
Hindustan Aeronautics Ltd.	2,880	139,940
Kongsberg Gruppen ASA	954	139,686
Korea Aerospace Industries Ltd.	957	49,157
Kuang-Chi Technologies Co. Ltd., Class A	3,100	16,191
Leonardo SpA	4,413	214,689
Melrose Industries PLC	15,171	93,575
MTU Aero Engines AG	587	203,759
Rheinmetall AG	478	683,286
Rolls-Royce Holdings PLC (a)	93,494	907,999
Saab AB, Class B	3,468	136,451
Safran SA	3,959	1,041,279
Singapore Technologies Engineering Ltd.	18,600	93,374
Thales SA	1,013	269,003
		6,609,834
Agricultural & Farm Machinery - 0.0% *
Kubota Corp.	11,000	136,340
Agricultural Products & Services - 0.0% *
Charoen Pokphand Indonesia Tbk. PT	85,300	22,559
IOI Corp. Bhd.	38,700	31,859
Kuala Lumpur Kepong Bhd.	7,181	33,498
New Hope Liuhe Co. Ltd., Class A (a)	3,200	4,080
SD Guthrie Bhd.	22,100	24,474
Wilmar International Ltd.	22,306	55,288
		171,758
Air Freight & Logistics - 0.1%
Deutsche Post AG	10,530	451,628
DSV AS	2,241	432,925
Hyundai Glovis Co. Ltd.	514	39,519
InPost SA (a)	2,614	38,325
J&T Global Express Ltd. (a)	24,400	17,757
JD Logistics, Inc. (a)(c)	23,600	38,143
SAL Saudi Logistics Services	271	14,213
SF Holding Co. Ltd., Class A	3,300	19,581
SG Holdings Co. Ltd.	3,900	39,011
YTO Express Group Co. Ltd., Class A	2,700	4,726
ZTO Express Cayman, Inc.	6,059	119,807
		1,215,635
Airport Services - 0.1%
Aena SME SA (c)	817	191,476
Aeroports de Paris SA	402	40,883
	Number of Shares	Fair Value
Airports of Thailand PCL NVDR	59,386	$66,364
Auckland International Airport Ltd.	19,858	91,884
GMR Airports Ltd. (a)	28,137	24,757
Grupo Aeroportuario del Centro Norte SAB de CV	3,500	34,411
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,520	102,099
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,530	69,282
Shanghai International Airport Co. Ltd., Class A	1,300	5,786
		626,942
Alternative Carriers - 0.0% *
Liberty Global Ltd., Class C (a)	1,600	19,152
Liberty Latin America Ltd., Class A (a)	531	3,361
Liberty Latin America Ltd., Class C (a)	2,829	17,568
		40,081
Aluminum - 0.0% *
Aluminum Corp. of China Ltd., Class A	21,600	22,247
Aluminum Corp. of China Ltd., Class H	48,000	30,114
China Hongqiao Group Ltd.	37,000	76,551
Hindalco Industries Ltd.	14,942	118,567
Norsk Hydro ASA	15,159	87,518
Press Metal Aluminium Holdings Bhd.	53,900	61,403
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	7,724
United Co. RUSAL International PJSC (a)(e)**	55,670	—
Yunnan Aluminium Co. Ltd., Class A	4,900	11,738
		415,862
Apparel Retail - 0.2%
Fast Retailing Co. Ltd.	2,059	614,791
H & M Hennes & Mauritz AB, Class B	6,699	88,419
Industria de Diseno Textil SA	11,979	595,850
Pepkor Holdings Ltd. (c)	31,319	43,474
Trent Ltd.	2,454	152,122
Zalando SE (a)(c)	2,646	91,684
ZOZO, Inc.	4,800	46,112
		1,632,452
Apparel, Accessories & Luxury Goods - 0.5%
adidas AG	1,876	442,024
Amer Sports, Inc. (a)	200	5,346
ANTA Sports Products Ltd.	16,876	185,579
Bosideng International Holdings Ltd.	56,000	28,738
Cie Financiere Richemont SA, Class A	5,911	1,031,800
FF Group (a)(e)**	1,860	—
Gildan Activewear, Inc.	1,593	70,416
Hermes International SCA	348	914,698
Kalyan Jewellers India Ltd.	4,585	24,917
Kering SA	812	168,757
Li Ning Co. Ltd.	34,319	70,451
LPP SA	16	72,911
LVMH Moet Hennessy Louis Vuitton SE	3,029	1,873,887

See Notes to Schedule of Investments.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Moncler SpA	2,541	$156,359
Page Industries Ltd.	87	43,359
Pandora AS	891	136,416
Shenzhou International Group Holdings Ltd.	11,900	89,492
Swatch Group AG	803	57,920
Titan Co. Ltd.	4,120	147,033
		5,520,103
Application Software - 0.5%
Beijing Kingsoft Office Software, Inc., Class A	441	18,281
Constellation Software, Inc.	221	699,794
Dassault Systemes SE	7,322	278,485
Descartes Systems Group, Inc. (a)	1,005	101,160
D-Wave Quantum, Inc. (a)	3,854	29,290
Hundsun Technologies, Inc., Class A	1,456	5,644
Hut 8 Corp. (a)	1,536	17,848
Iflytek Co. Ltd., Class A	1,500	9,865
Kingdee International Software Group Co. Ltd. (a)	33,000	56,188
Nemetschek SE	684	79,657
Nice Ltd. (a)	678	104,419
Open Text Corp.	3,141	79,264
Oracle Financial Services Software Ltd.	230	20,959
Sage Group PLC	10,908	171,127
SAP SE	11,497	3,077,485
Sapiens International Corp. NV	672	18,205
Shanghai Baosight Software Co. Ltd., Class A	2,246	9,468
Shanghai Baosight Software Co. Ltd., Class B	10,524	18,714
Temenos AG	655	50,853
WiseTech Global Ltd.	1,988	102,238
Xero Ltd. (a)	1,581	154,112
Yonyou Network Technology Co. Ltd., Class A (a)	2,600	5,437
		5,108,493
Asset Management & Custody Banks - 0.2%
3i Group PLC	10,681	501,839
Amundi SA (c)	716	56,038
Brookfield Asset Management Ltd., Class A	3,861	186,873
Brookfield Corp.	15,042	787,086
CVC Capital Partners PLC (a)(c)	2,470	48,951
EQT AB	4,032	123,030
HDFC Asset Management Co. Ltd. (c)	1,229	57,500
IGM Financial, Inc.	967	29,737
Julius Baer Group Ltd.	2,239	155,190
Onex Corp.	708	47,377
Partners Group Holding AG	249	354,357
Patria Investments Ltd., Class A	1,033	11,663
Reinet Investments SCA	2,142	51,851
Schroders PLC	9,779	44,240
		2,455,732
Automobile Manufacturers - 0.7%
Bayerische Motoren Werke AG	3,170	255,360
BYD Co. Ltd., Class A	1,400	72,620
BYD Co. Ltd., Class H	16,000	810,304
	Number of Shares	Fair Value
Chongqing Changan Automobile Co. Ltd., Class A	12,314	$22,169
Ferrari NV	1,384	590,451
Ford Otomotiv Sanayi AS	1,006	28,065
Geely Automobile Holdings Ltd.	81,000	173,901
Great Wall Motor Co. Ltd., Class H	33,533	58,817
Guangzhou Automobile Group Co. Ltd., Class A	10,000	11,714
Honda Motor Co. Ltd.	49,224	446,797
Hyundai Motor Co.	1,806	243,936
Hyundai Motor India Ltd. (a)	1,586	31,687
Isuzu Motors Ltd.	6,000	81,831
Kia Corp.	3,262	206,317
Li Auto, Inc., Class A (a)	17,200	216,793
Mahindra & Mahindra Ltd.	11,608	360,303
Maruti Suzuki India Ltd.	1,637	219,909
Mercedes-Benz Group AG	7,924	467,608
NIO, Inc., Class A (a)	19,043	72,103
Nissan Motor Co. Ltd. (a)	26,500	68,168
Renault SA	2,076	105,056
SAIC Motor Corp. Ltd., Class A	6,300	13,741
Seres Group Co. Ltd., Class A	1,400	24,375
Subaru Corp.	6,300	113,167
Suzuki Motor Corp.	17,100	210,536
Tata Motors Ltd.	26,576	208,373
Toyota Motor Corp.	104,261	1,848,599
XPeng, Inc., Class A (a)	16,800	173,642
Zhejiang Leapmotor Technology Co. Ltd. (a)(c)	4,400	28,549
		7,164,891
Automotive Parts & Equipment - 0.1%
Aisin Corp.	6,300	69,021
Aptiv PLC (a)	1,291	76,815
Bharat Forge Ltd.	3,496	47,556
Bosch Ltd.	117	38,724
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	5,698
Continental AG	1,183	83,340
Denso Corp.	20,660	257,091
Fuyao Glass Industry Group Co. Ltd., Class A	900	7,249
Fuyao Glass Industry Group Co. Ltd., Class H (c)	9,356	66,944
Huayu Automotive Systems Co. Ltd., Class A	1,768	4,410
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	3,120
Hyundai Mobis Co. Ltd.	798	142,008
Magna International, Inc.	3,117	105,925
Ningbo Tuopu Group Co. Ltd., Class A	1,160	9,360
Samvardhana Motherson International Ltd.	39,416	59,849
Sona Blw Precision Forgings Ltd. (c)	5,573	29,882
Sumitomo Electric Industries Ltd.	7,766	130,004
Tube Investments of India Ltd.	1,528	49,255
		1,186,251
Automotive Retail - 0.0% *
Abu Dhabi National Oil Co. for Distribution PJSC	42,932	39,700
Empresas Copec SA	5,414	37,248

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Hotai Motor Co. Ltd.	3,940	$72,180
Vibra Energia SA	15,800	49,047
Zhongsheng Group Holdings Ltd.	8,000	14,091
		212,266
Biotechnology - 0.2%
ADC Therapeutics SA (a)	1,716	2,420
Akeso, Inc. (a)(c)	8,000	78,841
Alteogen, Inc. (a)	538	131,510
Argenx SE (a)	662	390,246
Artiva Biotherapeutics, Inc. (a)	418	1,254
Aurinia Pharmaceuticals, Inc. (a)	2,912	23,412
BeiGene Ltd. (a)	9,800	207,311
Celltrion, Inc.	2,142	247,434
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,150	10,538
Fennec Pharmaceuticals, Inc. (a)	502	3,057
Genmab AS (a)	684	133,121
Grifols SA (a)	3,466	30,826
Imeik Technology Development Co. Ltd., Class A	420	10,324
Innovent Biologics, Inc. (a)(c)	17,000	102,302
PharmaEssentia Corp. (a)	3,000	47,313
Prothena Corp. PLC (a)	782	9,677
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	5,202
Swedish Orphan Biovitrum AB (a)	2,335	66,957
Zealand Pharma AS (a)	760	57,014
Zura Bio Ltd. (a)	1,528	1,971
		1,560,730
Brewers - 0.2%
Ambev SA	58,200	137,177
Anheuser-Busch InBev SA	9,866	605,959
Asahi Group Holdings Ltd.	15,800	202,477
Carlsberg AS, Class B	1,036	131,000
China Resources Beer Holdings Co. Ltd.	23,500	84,929
Heineken Holding NV	1,400	101,220
Heineken NV	3,148	256,428
Kirin Holdings Co. Ltd.	8,400	116,742
Tsingtao Brewery Co. Ltd., Class A	800	8,408
Tsingtao Brewery Co. Ltd., Class H	8,924	64,273
		1,708,613
Broadline Retail - 0.8%
Alibaba Group Holding Ltd.	210,500	3,483,441
Allegro.eu SA (a)(c)	7,055	57,157
Canadian Tire Corp. Ltd., Class A	623	64,687
Central Retail Corp. PCL NVDR	19,401	14,354
Coupang, Inc. (a)	6,000	131,580
Dollarama, Inc.	3,044	325,455
Falabella SA	12,015	49,980
Global-e Online Ltd. (a)	1,200	42,780
GoTo Gojek Tokopedia Tbk. PT (a)	9,447,100	46,982
JD.com, Inc., Class A	31,426	646,577
MINISO Group Holding Ltd. ADR	1,400	25,886
	Number of Shares	Fair Value
Naspers Ltd., N Shares	2,251	$556,499
Next PLC	1,278	183,986
Pan Pacific International Holdings Corp.	4,100	112,959
PDD Holdings, Inc. ADR (a)	8,957	1,060,061
Prosus NV	15,027	697,432
Rakuten Group, Inc. (a)	16,300	93,794
Vipshop Holdings Ltd. ADR (a)	4,234	66,389
Wesfarmers Ltd.	12,455	563,098
Woolworths Holdings Ltd.	14,667	40,671
		8,263,768
Building Products - 0.2%
AGC, Inc.	2,300	70,229
Assa Abloy AB, Class B	10,978	329,793
Astral Ltd.	2,345	35,418
Beijing New Building Materials PLC, Class A	1,600	6,415
Cie de Saint-Gobain SA	4,930	490,611
Daikin Industries Ltd.	2,852	310,426
Geberit AG	365	228,655
Kingspan Group PLC	1,680	135,569
Nibe Industrier AB, Class B	18,022	68,593
Rockwool AS, Class B	114	47,206
		1,722,915
Cargo Ground Transportation - 0.0% *
TFI International, Inc.	945	73,158
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	6,171	248,896
Entain PLC	7,250	54,734
Evolution AB (c)	1,723	128,465
FDJ UNITED (c)	1,184	37,218
Galaxy Entertainment Group Ltd.	24,000	93,806
Genting Bhd.	23,100	16,981
Genting Singapore Ltd.	73,800	40,934
Lottery Corp. Ltd.	26,403	78,783
OPAP SA	2,455	48,721
Sands China Ltd. (a)	29,200	58,586
Super Group SGHC Ltd.	3,256	20,969
		828,093
Coal & Consumable Fuels - 0.1%
Alamtri Resources Indonesia Tbk. PT	172,900	19,208
Cameco Corp.	4,743	195,223
China Coal Energy Co. Ltd., Class H	29,000	29,608
China Shenhua Energy Co. Ltd., Class A	7,500	39,606
China Shenhua Energy Co. Ltd., Class H	41,990	170,368
Coal India Ltd.	22,961	106,450
Encore Energy Corp. (a)	3,322	4,551
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,800	10,075
Inner Mongolia Yitai Coal Co. Ltd., Class B	16,500	35,955
Shaanxi Coal Industry Co. Ltd., Class A	8,900	24,284
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	8,618
United Tractors Tbk. PT	14,700	20,839
Yankuang Energy Group Co. Ltd., Class A	4,485	8,229

See Notes to Schedule of Investments.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Yankuang Energy Group Co. Ltd., Class H	42,900	$44,536
		717,550
Commercial Printing - 0.0% *
Cimpress PLC (a)	320	14,474
Dai Nippon Printing Co. Ltd.	4,600	65,689
TOPPAN Holdings, Inc.	2,800	76,775
		156,938
Commodity Chemicals - 0.1%
Asahi Kasei Corp.	13,500	94,929
Barito Pacific Tbk. PT	343,388	14,610
Chandra Asri Pacific Tbk. PT	103,400	44,956
Formosa Chemicals & Fibre Corp.	50,000	39,610
Formosa Plastics Corp.	54,000	60,003
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	4,773
Hengli Petrochemical Co. Ltd., Class A	7,500	15,866
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,600	5,249
LB Group Co. Ltd., Class A	2,100	5,148
LG Chem Ltd.	467	78,533
Mesaieed Petrochemical Holding Co.	65,734	25,925
Nan Ya Plastics Corp.	68,000	61,954
Orion SA	1,073	13,874
Petronas Chemicals Group Bhd.	36,200	29,651
Rongsheng Petrochemical Co. Ltd., Class A	13,350	15,822
Sahara International Petrochemical Co.	5,604	31,038
Sasa Polyester Sanayi AS (a)	120,688	11,884
Satellite Chemical Co. Ltd., Class A	3,525	11,151
Saudi Aramco Base Oil Co.	696	19,468
Saudi Basic Industries Corp.	11,548	196,104
Saudi Industrial Investment Group	6,465	26,750
Saudi Kayan Petrochemical Co. (a)	11,878	19,337
SKC Co. Ltd. (a)	278	19,729
Solar Industries India Ltd.	367	47,977
Supreme Industries Ltd.	745	29,705
Tongkun Group Co. Ltd., Class A	3,400	5,488
Toray Industries, Inc.	15,000	102,817
Yanbu National Petrochemical Co.	3,867	35,652
Yunnan Energy New Material Co. Ltd., Class A	500	2,125
Zhejiang Juhua Co. Ltd., Class A	500	1,706
		1,071,834
Communications Equipment - 0.1%
Accton Technology Corp.	7,000	124,019
BYD Electronic International Co. Ltd.	10,020	52,251
Nokia OYJ	58,259	306,526
Telefonaktiebolaget LM Ericsson, Class B	30,353	236,327
Yealink Network Technology Corp. Ltd., Class A	1,540	8,665
Zhongji Innolight Co. Ltd., Class A	700	9,723
	Number of Shares	Fair Value
ZTE Corp., Class A	2,700	$12,768
ZTE Corp., Class H	10,000	30,859
		781,138
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	1,928	110,234
Bouygues SA	2,257	88,881
China Communications Services Corp. Ltd., Class H	45,733	25,034
China Energy Engineering Corp. Ltd., Class A	34,900	10,911
China National Chemical Engineering Co. Ltd., Class A	10,700	10,591
China Railway Group Ltd., Class A	24,800	18,887
China Railway Group Ltd., Class H	43,000	19,025
China State Construction Engineering Corp. Ltd., Class A	41,900	30,365
China State Construction International Holdings Ltd.	32,000	41,427
Eiffage SA	797	92,699
Gamuda Bhd.	58,971	56,142
Kajima Corp.	4,300	88,223
Larsen & Toubro Ltd.	8,943	363,678
Metallurgical Corp. of China Ltd., Class A	24,100	10,021
Obayashi Corp.	7,000	93,663
Power Construction Corp. of China Ltd., Class A	21,000	13,855
Rail Vikas Nigam Ltd.	7,434	30,299
Sichuan Road & Bridge Group Co. Ltd., Class A	9,800	10,716
Skanska AB, Class B (a)	3,662	80,878
Stantec, Inc.	1,300	107,739
Taisei Corp.	1,800	80,362
Vinci SA	5,432	684,063
Voltas Ltd.	2,396	40,763
WSP Global, Inc.	1,425	241,792
		2,350,248
Construction Machinery & Heavy Transportation Equipment - 0.2%
Alstom SA (a)	3,731	82,560
Ashok Leyland Ltd.	21,250	50,375
China CSSC Holdings Ltd., Class A	4,000	16,814
CRRC Corp. Ltd., Class A	30,500	29,658
CRRC Corp. Ltd., Class H	50,000	31,199
Cummins India Ltd.	2,012	71,418
Daimler Truck Holding AG	5,189	209,990
Doosan Bobcat, Inc.	610	20,830
Epiroc AB, Class A	7,157	144,198
Epiroc AB, Class B	4,631	81,621
Hanwha Ocean Co. Ltd. (a)	1,048	48,227
HD Hyundai Heavy Industries Co. Ltd.	291	55,651
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	620	85,377
Hyundai Rotem Co. Ltd.	1,022	73,502
Knorr-Bremse AG	864	78,548
Komatsu Ltd.	9,914	291,187
Metso OYJ	7,396	76,605
Samsung Heavy Industries Co. Ltd. (a)	9,725	89,707

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Sany Heavy Industry Co. Ltd., Class A	5,300	$13,941
Sinotruk Hong Kong Ltd.	8,000	21,732
Toyota Industries Corp.	1,800	154,412
Volvo AB, Class A (a)	2,388	69,925
Volvo AB, Class B (a)	15,048	441,778
Weichai Power Co. Ltd., Class H	31,401	66,145
XCMG Construction Machinery Co. Ltd., Class A	9,300	11,046
Yangzijiang Shipbuilding Holdings Ltd.	30,800	54,033
Zhuzhou CRRC Times Electric Co. Ltd., Class H	7,200	29,895
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	9,003
		2,409,377
Construction Materials - 0.1%
Ambuja Cements Ltd.	8,726	54,682
Anhui Conch Cement Co. Ltd., Class A	2,769	9,250
Anhui Conch Cement Co. Ltd., Class H	19,581	55,388
Asia Cement Corp.	35,000	49,462
Cemex SAB de CV	216,000	121,946
China Jushi Co. Ltd., Class A	4,114	7,304
China National Building Material Co. Ltd., Class H	30,990	15,996
Grasim Industries Ltd.	3,772	114,875
Heidelberg Materials AG	1,492	256,926
Shree Cement Ltd.	110	39,118
Siam Cement PCL NVDR	10,598	48,896
TCC Group Holdings Co. Ltd.	95,595	92,760
UltraTech Cement Ltd.	1,473	197,575
		1,064,178
Consumer Electronics - 0.2%
Dixon Technologies India Ltd.	406	62,271
LG Electronics, Inc.	1,500	79,122
Panasonic Holdings Corp.	25,500	305,118
Sony Group Corp.	67,645	1,716,771
		2,163,282
Consumer Finance - 0.1%
Bajaj Finance Ltd.	3,652	380,497
Cholamandalam Investment & Finance Co. Ltd.	6,102	108,043
Krungthai Card PCL	18,400	24,678
Muthoot Finance Ltd.	1,581	43,956
Qifu Technology, Inc. ADR	1,500	67,365
SBI Cards & Payment Services Ltd.	3,309	34,014
Shriram Finance Ltd.	20,355	155,448
Sundaram Finance Ltd.	851	45,422
		859,423
Consumer Staples Merchandise Retail - 0.1%
Aeon Co. Ltd.	7,075	177,974
Carrefour SA	6,414	91,639
Cencosud SA	15,092	45,975
Wal-Mart de Mexico SAB de CV	68,286	188,120
		503,708
	Number of Shares	Fair Value
Copper - 0.1%
Amman Mineral Internasional PT (a)	93,100	$30,066
Antofagasta PLC	4,253	92,523
First Quantum Minerals Ltd. (a)	7,637	102,676
Jiangxi Copper Co. Ltd., Class H	16,782	29,535
KGHM Polska Miedz SA	1,925	62,844
Lundin Mining Corp.	8,783	71,155
MAC Copper Ltd., Class A (a)	991	9,454
Southern Copper Corp.	1,539	143,835
Tongling Nonferrous Metals Group Co. Ltd., Class A	7,200	3,412
		545,500
Data Processing & Outsourced Services - 0.0% *
Computershare Ltd.	5,722	140,658
Teleperformance SE	574	57,657
WNS Holdings Ltd. (a)	920	56,571
		254,886
Distillers & Vintners - 0.1%
Anhui Gujing Distillery Co. Ltd., Class A	400	9,368
Anhui Gujing Distillery Co. Ltd., Class B	1,900	29,932
Davide Campari-Milano NV	7,522	44,169
Diageo PLC	24,439	638,161
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	10,189
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,700	17,844
Kweichow Moutai Co. Ltd., Class A	1,000	214,967
Luzhou Laojiao Co. Ltd., Class A	1,500	26,809
Pernod Ricard SA	2,204	217,518
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,040	30,677
Treasury Wine Estates Ltd.	9,686	59,226
United Spirits Ltd.	4,104	67,149
Wuliangye Yibin Co. Ltd., Class A	3,300	59,701
		1,425,710
Distributors - 0.0% *
D'ieteren Group	261	44,914
GigaCloud Technology, Inc., Class A (a)	432	6,134
Zhejiang China Commodities City Group Co. Ltd., Class A	9,800	20,552
		71,600
Diversified Banks - 4.6%
ABN AMRO Bank NV (c)	4,946	104,113
Absa Group Ltd.	11,873	114,257
Abu Dhabi Commercial Bank PJSC	40,850	121,061
Abu Dhabi Islamic Bank PJSC	21,200	92,579
Agricultural Bank of China Ltd., Class A	65,847	46,976
Agricultural Bank of China Ltd., Class H	367,717	221,482
AIB Group PLC	22,802	147,133
Akbank TAS	45,252	62,287
Al Rajhi Bank	24,939	676,976
Al Rayan Bank	85,716	52,970
Alinma Bank	17,726	144,698

See Notes to Schedule of Investments.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Alpha Services & Holdings SA	31,696	$76,051
AMMB Holdings Bhd.	37,400	47,276
ANZ Group Holdings Ltd.	32,709	597,242
Arab National Bank	9,282	56,967
Axis Bank Ltd.	30,726	394,137
Banco Bilbao Vizcaya Argentaria SA	63,346	863,640
Banco BPM SpA	13,987	142,187
Banco Bradesco SA	9,767	19,354
Banco de Chile	661,610	87,273
Banco de Credito e Inversiones SA	1,327	48,914
Banco de Sabadell SA	59,205	166,058
Banco do Brasil SA	18,800	92,529
Banco Santander Chile	908,860	51,581
Banco Santander SA	166,623	1,121,383
Bancolombia SA	3,113	34,899
Bank AlBilad	7,680	75,606
Bank Al-Jazira (a)	8,423	39,148
Bank Central Asia Tbk. PT	678,300	348,161
Bank Hapoalim BM	13,714	185,554
Bank Leumi Le-Israel BM	16,399	220,338
Bank Mandiri Persero Tbk. PT (a)	529,200	164,283
Bank Negara Indonesia Persero Tbk. PT (a)	227,100	57,600
Bank of Baroda	14,528	38,651
Bank of Beijing Co. Ltd., Class A	31,600	26,278
Bank of China Ltd., Class A	42,794	32,992
Bank of China Ltd., Class H	927,868	560,471
Bank of Communications Co. Ltd., Class A	29,600	30,373
Bank of Communications Co. Ltd., Class H	123,127	110,044
Bank of Ireland Group PLC	10,891	128,550
Bank of Montreal	8,020	765,752
Bank of Nova Scotia	13,666	647,859
Bank of NT Butterfield & Son Ltd.	956	37,208
Bank of Shanghai Co. Ltd., Class A	9,900	13,436
Bank of the Philippine Islands	26,292	60,650
Bank Polska Kasa Opieki SA	2,492	113,774
Bank Rakyat Indonesia Persero Tbk. PT	945,509	228,560
Banque Saudi Fransi	17,167	84,827
Barclays PLC	158,306	594,775
BDO Unibank, Inc.	33,772	90,472
BNP Paribas SA	11,187	934,051
BOC Hong Kong Holdings Ltd.	40,000	161,981
Boubyan Bank KSCP	21,162	47,029
BPER Banca SpA	10,701	83,914
CaixaBank SA	43,196	336,143
Canadian Imperial Bank of Commerce	10,352	582,244
Canara Bank	19,083	19,745
Capitec Bank Holdings Ltd.	1,149	194,818
Chang Hwa Commercial Bank Ltd.	71,542	38,473
China CITIC Bank Corp. Ltd., Class H	116,881	91,696
China Common Rich Renewable Energy Investments Ltd. (a)(e)**	64,000	—
China Construction Bank Corp., Class A	3,400	4,132
China Construction Bank Corp., Class H	1,252,000	1,109,642
	Number of Shares	Fair Value
China Everbright Bank Co. Ltd., Class A	34,220	$17,825
China Everbright Bank Co. Ltd., Class H	46,883	19,112
China Merchants Bank Co. Ltd., Class A	17,100	101,939
China Merchants Bank Co. Ltd., Class H	47,500	281,667
China Minsheng Banking Corp. Ltd., Class A	46,100	24,794
China Minsheng Banking Corp. Ltd., Class H	65,700	29,630
China Zheshang Bank Co. Ltd., Class A	23,140	9,375
CIMB Group Holdings Bhd.	99,294	157,324
Commercial Bank PSQC	43,434	49,778
Commercial International Bank - Egypt (CIB)	24,801	40,436
Commerzbank AG	10,357	236,779
Commonwealth Bank of Australia	18,414	1,746,294
Credicorp Ltd.	900	167,544
Credit Agricole SA	11,606	211,096
CTBC Financial Holding Co. Ltd.	195,000	234,454
Danske Bank AS	7,537	246,445
DBS Group Holdings Ltd.	21,841	749,742
DNB Bank ASA	9,778	256,945
Dubai Islamic Bank PJSC	40,434	78,701
E.Sun Financial Holding Co. Ltd.	180,626	157,901
Emirates NBD Bank PJSC	26,659	146,612
Erste Group Bank AG	3,363	232,386
Eurobank Ergasias Services & Holdings SA, Class A	36,727	98,558
FinecoBank Banca Fineco SpA	6,627	131,125
First Abu Dhabi Bank PJSC	55,739	209,720
First Financial Holding Co. Ltd.	142,164	116,649
Grupo Financiero Banorte SAB de CV, Class O	30,300	210,208
Grupo Financiero Inbursa SAB de CV, Class O (a)	26,000	58,448
Gulf Bank KSCP	29,631	34,122
Haci Omer Sabanci Holding AS	10,499	23,227
Hana Financial Group, Inc.	3,984	162,668
Hang Seng Bank Ltd.	8,100	110,329
HDFC Bank Ltd.	72,922	1,554,420
Hong Leong Bank Bhd.	9,800	44,593
HSBC Holdings PLC	196,727	2,228,466
Hua Nan Financial Holdings Co. Ltd.	123,309	104,268
Huaxia Bank Co. Ltd., Class A	22,200	23,947
ICICI Bank Ltd.	66,708	1,048,517
IDFC First Bank Ltd. (a)	53,047	33,940
IndusInd Bank Ltd.	5,854	44,297
Industrial & Commercial Bank of China Ltd., Class A	48,600	46,110
Industrial & Commercial Bank of China Ltd., Class H	894,505	638,396
Industrial Bank Co. Ltd., Class A	21,300	63,437
Industrial Bank of Korea	3,268	31,710
ING Groep NV	34,571	676,602
Intesa Sanpaolo SpA	166,322	856,297
Israel Discount Bank Ltd., Class A	13,311	92,516
Japan Post Bank Co. Ltd.	19,900	202,664
KakaoBank Corp.	2,013	30,399

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Kasikornbank PCL	9,700	$46,177
KB Financial Group, Inc.	5,055	274,000
KBC Group NV	2,507	228,265
Komercni Banka AS	1,151	55,676
Kotak Mahindra Bank Ltd.	14,501	367,103
Krung Thai Bank PCL NVDR	36,068	25,720
Kuwait Finance House KSCP	136,035	349,891
Lloyds Banking Group PLC	665,481	623,683
Malayan Banking Bhd.	68,189	155,682
mBank SA (a)	258	54,153
Mediobanca Banca di Credito Finanziario SpA	5,393	101,057
Mega Financial Holding Co. Ltd.	155,795	188,843
Metropolitan Bank & Trust Co.	25,640	32,761
Mitsubishi UFJ Financial Group, Inc.	126,182	1,725,519
Mizrahi Tefahot Bank Ltd.	1,834	82,294
Mizuho Financial Group, Inc.	26,500	729,447
Moneta Money Bank AS (c)	2,917	18,460
National Australia Bank Ltd.	33,782	724,629
National Bank of Canada	4,307	355,423
National Bank of Greece SA	11,109	114,062
National Bank of Kuwait SAKP	105,443	357,950
NatWest Group PLC	83,934	495,195
Nedbank Group Ltd.	6,277	87,797
Nordea Bank Abp	34,580	441,602
NU Holdings Ltd., Class A (a)	58,960	603,750
OTP Bank Nyrt	3,027	203,316
Oversea-Chinese Banking Corp. Ltd.	37,130	475,664
Ping An Bank Co. Ltd., Class A	20,300	31,477
Piraeus Financial Holdings SA	15,242	83,666
Postal Savings Bank of China Co. Ltd., Class A	34,100	24,464
Postal Savings Bank of China Co. Ltd., Class H (c)	97,675	60,449
Powszechna Kasa Oszczednosci Bank Polski SA	10,998	214,459
Public Bank Bhd.	168,900	168,578
Punjab National Bank	29,593	33,086
Qatar International Islamic Bank QSC	14,405	40,355
Qatar Islamic Bank QPSC	15,853	89,427
Qatar National Bank QPSC	58,423	257,493
RHB Bank Bhd.	27,771	42,806
Riyad Bank	19,133	167,774
Royal Bank of Canada	15,565	1,753,056
Santander Bank Polska SA	547	78,662
Saudi Awwal Bank	12,677	126,633
Saudi Investment Bank	9,608	37,407
Saudi National Bank	36,371	346,592
Sberbank of Russia PJSC (e)**	192,160	—
SCB X PCL NVDR	13,396	48,686
Shanghai Commercial & Savings Bank Ltd.	54,565	74,627
Shanghai Pudong Development Bank Co. Ltd., Class A	23,100	33,144
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,800	21,591
Shinhan Financial Group Co. Ltd.	5,641	180,528
SinoPac Financial Holdings Co. Ltd.	153,669	104,242
	Number of Shares	Fair Value
Skandinaviska Enskilda Banken AB, Class A (a)	17,360	$285,784
Societe Generale SA	7,888	355,497
Standard Bank Group Ltd.	17,633	229,686
Standard Chartered PLC	22,521	333,939
State Bank of India	23,303	209,510
Sumitomo Mitsui Financial Group, Inc.	40,999	1,057,446
Sumitomo Mitsui Trust Group, Inc.	7,100	179,254
Svenska Handelsbanken AB, Class A	15,907	179,893
Swedbank AB, Class A	9,271	211,283
Taishin Financial Holding Co. Ltd.	159,652	83,253
Taiwan Business Bank	102,731	45,515
Taiwan Cooperative Financial Holding Co. Ltd.	129,634	94,567
TCS Group Holding PLC GDR (a)(e)**	500	—
TMBThanachart Bank PCL	400,000	23,110
Toronto-Dominion Bank	19,247	1,153,148
Turkiye Is Bankasi AS, Class C	109,873	35,479
UniCredit SpA	15,346	860,527
Union Bank of India Ltd.	17,524	25,675
United Overseas Bank Ltd.	13,900	392,049
VTB Bank PJSC (a)(e)**	14,053	—
Westpac Banking Corp.	37,708	749,380
Woori Financial Group, Inc.	7,116	80,359
Yapi ve Kredi Bankasi AS	44,636	28,279
Yes Bank Ltd. (a)	190,554	37,455
		47,504,074
Diversified Capital Markets - 0.2%
Banco BTG Pactual SA	16,608	97,717
Deutsche Bank AG	20,301	483,426
Macquarie Group Ltd.	3,973	493,081
UBS Group AG	36,172	1,110,946
		2,185,170
Diversified Chemicals - 0.1%
BASF SE	9,796	490,563
China Tower Corp. Ltd., Class H (c)	63,400	85,416
Mitsubishi Chemical Group Corp.	16,100	79,797
Ningxia Baofeng Energy Group Co. Ltd., Class A	11,000	22,004
Pidilite Industries Ltd.	2,242	74,608
Sasol Ltd. (a)	6,270	26,190
SRF Ltd.	1,737	59,569
		838,147
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	5,397	126,210
FirstRand Ltd.	67,515	264,501
Jio Financial Services Ltd. (a)	40,838	108,150
M&G PLC	26,930	69,317
Meritz Financial Group, Inc.	1,245	104,079
ORIX Corp.	12,600	263,866
Yuanta Financial Holding Co. Ltd.	97,280	99,703
		1,035,826
Diversified Metals & Mining - 0.4%
Anglo American PLC	13,929	390,105
BHP Group Ltd.	55,814	1,350,538
Boliden AB	2,956	97,059

See Notes to Schedule of Investments.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	$6,244
CMOC Group Ltd., Class A	14,500	15,260
CMOC Group Ltd., Class H	57,000	47,124
Critical Metals Corp. (a)	242	336
Glencore PLC (a)	113,732	415,952
GMK Norilskiy Nickel PAO (a)(e)**	30,500	—
Grupo Mexico SAB de CV	36,342	181,761
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	10,354
Ivanhoe Mines Ltd., Class A (a)	8,761	74,386
Korea Zinc Co. Ltd.	70	37,067
Lifezone Metals Ltd. (a)	965	4,034
MMC Norilsk Nickel PJSC ADR (a)(e)**	8,131	—
MMG Ltd. (a)	52,000	17,946
Rio Tinto Ltd.	4,060	293,791
Rio Tinto PLC	12,389	742,891
Saudi Arabian Mining Co. (a)	17,134	210,256
South32 Ltd.	48,812	98,066
Sumitomo Metal Mining Co. Ltd.	2,900	63,581
Teck Resources Ltd., Class B	5,308	193,327
Vedanta Ltd.	19,712	106,222
Western Mining Co. Ltd., Class A	1,400	3,292
		4,359,592
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	54,631	124,757
Ayala Land, Inc.	94,900	38,253
Barwa Real Estate Co.	31,838	23,085
Daito Trust Construction Co. Ltd.	700	71,843
Daiwa House Industry Co. Ltd.	6,100	202,362
DLF Ltd.	10,611	83,874
Mitsubishi Estate Co. Ltd.	11,600	190,183
Mitsui Fudosan Co. Ltd.	28,900	259,580
Phoenix Mills Ltd.	2,078	39,818
Sumitomo Realty & Development Co. Ltd.	3,300	124,366
Sun Hung Kai Properties Ltd.	15,500	147,700
Wharf Holdings Ltd.	9,000	21,377
		1,327,198
Diversified REITs - 0.0% *
Covivio SA	686	38,361
Fibra Uno Administracion SA de CV	40,600	47,450
GPT Group	22,880	62,585
Land Securities Group PLC	8,222	58,556
Stockland	25,611	78,809
		285,761
Diversified Support Services - 0.1%
Brambles Ltd.	15,069	189,852
Element Fleet Management Corp.	4,786	95,138
Indian Railway Catering & Tourism Corp. Ltd.	3,671	31,106
RB Global, Inc.	2,945	295,486
		611,582
	Number of Shares	Fair Value
Drug Retail - 0.0% *
Alibaba Health Information Technology Ltd. (a)	64,000	$38,946
Clicks Group Ltd.	3,394	62,509
JD Health International, Inc. (a)(c)	14,100	60,217
MatsukiyoCocokara & Co.	3,900	61,195
Nahdi Medical Co.	553	16,958
Raia Drogasil SA	18,324	60,945
		300,770
Education Services - 0.0% *
New Oriental Education & Technology Group, Inc.	20,200	96,101
Pearson PLC	6,475	102,352
TAL Education Group ADR (a)	5,200	68,692
		267,145
Electric Utilities - 0.5%
Acciona SA	287	37,525
BKW AG	183	32,006
Centrais Eletricas Brasileiras SA	17,727	126,244
CEZ AS	2,290	113,143
Chubu Electric Power Co., Inc.	7,600	82,649
CK Infrastructure Holdings Ltd.	7,500	44,912
CLP Holdings Ltd.	18,000	146,556
Contact Energy Ltd.	9,270	48,149
CPFL Energia SA	2,500	16,455
EDP SA	33,931	114,062
Emera, Inc.	3,385	142,550
Endesa SA	3,764	99,614
Enel Chile SA	508,946	33,382
Enel SpA	89,315	723,296
Energisa SA	4,267	29,799
Equatorial Energia SA	16,313	91,140
Fortis, Inc.	5,430	247,307
Fortum OYJ	5,327	87,144
Hydro One Ltd. (c)	3,566	119,895
Iberdrola SA	64,048	1,033,201
Inter RAO UES PJSC (e)**	467,243	—
Interconexion Electrica SA ESP	4,716	21,485
Kansai Electric Power Co., Inc.	10,900	129,751
Korea Electric Power Corp.	3,729	55,033
Manila Electric Co.	4,030	38,733
Origin Energy Ltd.	18,643	123,032
PGE Polska Grupa Energetyczna SA (a)	10,086	20,727
Power Assets Holdings Ltd.	15,000	89,842
Power Grid Corp. of India Ltd.	54,082	183,022
Public Power Corp. SA	3,076	46,142
Redeia Corp. SA	4,813	96,505
Saudi Electricity Co.	10,865	46,133
SSE PLC	12,044	247,895
Tata Power Co. Ltd.	20,998	91,702
Tenaga Nasional Bhd.	37,000	111,762
Terna - Rete Elettrica Nazionale	15,244	137,624
Torrent Power Ltd.	2,511	43,388
Verbund AG	791	55,923
		4,907,728
Electrical Components & Equipment - 0.3%
ABB Ltd.	17,386	897,031
CG Power & Industrial Solutions Ltd.	8,878	65,948

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
CNGR Advanced Material Co. Ltd., Class A	280	$1,357
Contemporary Amperex Technology Co. Ltd., Class A	3,800	132,741
Ecopro BM Co. Ltd. (a)	697	46,005
Ecopro Co. Ltd.	1,451	49,349
Ecopro Materials Co. Ltd. (a)	208	8,258
Eve Energy Co. Ltd., Class A	2,500	16,249
Fortune Electric Co. Ltd.	2,200	30,328
Fuji Electric Co. Ltd.	1,600	68,605
Fujikura Ltd.	2,900	107,724
Goneo Group Co. Ltd., Class A	580	5,750
Havells India Ltd.	3,576	63,750
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	8,835
Legrand SA	2,871	303,740
LG Energy Solution Ltd. (a)	603	138,118
LS Electric Co. Ltd.	240	29,381
NIDEC Corp.	9,100	153,178
Polycab India Ltd.	626	37,526
POSCO Future M Co. Ltd. (a)	444	36,674
Prysmian SpA	3,059	168,218
Sungrow Power Supply Co. Ltd., Class A	2,660	25,456
T1 Energy, Inc. (a)	2,663	3,355
TBEA Co. Ltd., Class A	5,460	9,035
Voltronic Power Technology Corp.	1,000	46,762
WEG SA	22,146	175,076
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	5,845
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	7,193
		2,641,487
Electronic Components - 0.2%
AUO Corp.	97,200	39,796
Avary Holding Shenzhen Co. Ltd., Class A	2,900	14,554
BOE Technology Group Co. Ltd., Class A	28,600	16,343
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	12,011
Delta Electronics Thailand PCL NVDR	44,745	88,134
Delta Electronics, Inc.	24,000	265,446
E Ink Holdings, Inc.	12,000	97,690
Elite Material Co. Ltd.	4,000	66,997
Innolux Corp.	110,293	50,734
Kyocera Corp.	14,000	158,606
Largan Precision Co. Ltd.	1,000	72,024
Lens Technology Co. Ltd., Class A	4,960	17,354
LG Display Co. Ltd. (a)	4,924	29,674
LG Innotek Co. Ltd.	236	25,936
Lingyi iTech Guangdong Co., Class A	8,000	10,026
Lotes Co. Ltd.	1,000	42,312
Luxshare Precision Industry Co. Ltd., Class A	5,600	31,622
Murata Manufacturing Co. Ltd.	18,300	283,126
Omron Corp.	2,097	59,391
Samsung Electro-Mechanics Co. Ltd.	814	72,099
Samsung SDI Co. Ltd.	784	101,319
Shengyi Technology Co. Ltd., Class A	1,400	5,288
	Number of Shares	Fair Value
Shennan Circuits Co. Ltd., Class A	800	$14,027
Sunny Optical Technology Group Co. Ltd.	9,200	84,942
TDK Corp.	21,200	222,825
Unimicron Technology Corp.	20,000	56,973
Yageo Corp.	6,143	90,477
Zhen Ding Technology Holding Ltd.	9,665	30,656
		2,060,382
Electronic Equipment & Instruments - 0.1%
Halma PLC	4,121	138,159
Hexagon AB, Class B	22,691	242,723
Keyence Corp.	2,182	860,566
Shimadzu Corp.	2,800	70,151
SUPCON Technology Co. Ltd., Class A	1,570	11,506
TCL Technology Group Corp., Class A	14,329	8,775
Wuhan Guide Infrared Co. Ltd., Class A	4,550	4,983
Yokogawa Electric Corp.	2,700	52,852
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	6,577
		1,396,292
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	9,000	54,919
Celestica, Inc. (a)	1,300	102,537
Fabrinet (a)	770	152,083
Foxconn Industrial Internet Co. Ltd., Class A	10,800	30,099
GoerTek, Inc., Class A	2,448	8,833
Hon Hai Precision Industry Co. Ltd.	159,000	717,215
Wingtech Technology Co. Ltd., Class A	1,200	5,401
		1,071,087
Environmental & Facilities Services - 0.0% *
Rentokil Initial PLC	27,321	123,891
Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,300	6,745
		130,636
Fertilizers & Agricultural Chemicals - 0.1%
ICL Group Ltd.	8,995	50,968
Nutrien Ltd.	5,368	266,377
PhosAgro PJSC (a)(e)**	13	—
PhosAgro PJSC GDR (a)(e)**	1,956	—
PI Industries Ltd.	1,191	47,625
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	7,514
SABIC Agri-Nutrients Co.	2,124	59,948
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	7,521
UPL Ltd. (f)	5,686	42,227
UPL Ltd. (a)(f)	710	3,596
Yara International ASA	1,924	57,962
		543,738
Financial Exchanges & Data - 0.3%
ASX Ltd.	2,294	93,761
B3 SA - Brasil Bolsa Balcao	53,400	113,184
BSE Ltd.	862	54,883

See Notes to Schedule of Investments.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Deutsche Boerse AG	2,067	$609,268
East Money Information Co. Ltd., Class A	16,188	50,381
Euronext NV (c)	845	122,512
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	19,637
Hong Kong Exchanges & Clearing Ltd.	13,183	586,522
Japan Exchange Group, Inc.	10,700	110,444
London Stock Exchange Group PLC	5,254	779,758
Moscow Exchange MICEX-RTS PJSC (e)**	17,461	—
Saudi Tadawul Group Holding Co.	719	39,082
Singapore Exchange Ltd.	9,236	91,399
TMX Group Ltd.	3,000	109,516
		2,780,347
Food Distributors - 0.0% *
Bid Corp. Ltd.	4,193	100,186
CP Axtra PCL	38,142	29,232
		129,418
Food Retail - 0.3%
Alimentation Couche-Tard, Inc.	8,313	409,917
Avenue Supermarts Ltd. (a)(c)	1,963	93,602
BIM Birlesik Magazalar AS	6,661	80,410
Coles Group Ltd.	14,584	178,033
CP ALL PCL NVDR	82,277	120,359
Dino Polska SA (a)(c)	680	79,266
Empire Co. Ltd., Class A	1,520	50,957
George Weston Ltd.	632	107,729
Grupo Comercial Chedraui SA de CV	2,700	15,241
J Sainsbury PLC	21,083	64,213
Jeronimo Martins SGPS SA	3,377	71,498
Kesko OYJ, Class B	3,173	64,792
Kobe Bussan Co. Ltd.	1,800	42,034
Koninklijke Ahold Delhaize NV	10,083	376,268
Loblaw Cos. Ltd.	1,646	230,629
Marks & Spencer Group PLC	22,145	102,161
Metro, Inc.	2,284	158,805
President Chain Store Corp.	6,000	45,449
Seven & i Holdings Co. Ltd.	24,251	352,233
Shoprite Holdings Ltd.	4,615	68,613
Sumber Alfaria Trijaya Tbk. PT	242,800	30,053
Tesco PLC	73,826	317,375
Woolworths Group Ltd.	13,339	246,996
Zabka Group SA (a)	3,460	18,455
		3,325,088
Footwear - 0.0% *
Asics Corp.	7,000	148,900
Birkenstock Holding PLC (a)	100	4,585
Feng TAY Enterprise Co. Ltd.	5,600	20,325
Pou Chen Corp.	32,000	34,313
Puma SE	899	21,906
		230,029
Forest Products - 0.0% *
Svenska Cellulosa AB SCA, Class B (a)	6,535	86,282
West Fraser Timber Co. Ltd.	634	48,689
		134,971
	Number of Shares	Fair Value
Gas Utilities - 0.1%
AltaGas Ltd.	3,528	$96,752
APA Group	15,467	76,412
Beijing Enterprises Holdings Ltd.	6,500	24,614
Brookfield Infrastructure Corp., Class A	2,561	92,683
China Gas Holdings Ltd.	44,016	40,141
China Resources Gas Group Ltd.	13,600	40,579
ENN Energy Holdings Ltd.	11,400	94,238
ENN Natural Gas Co. Ltd., Class A	5,300	14,295
GAIL India Ltd.	32,533	69,314
Hong Kong & China Gas Co. Ltd.	120,650	103,844
Kunlun Energy Co. Ltd.	56,000	54,729
Osaka Gas Co. Ltd.	3,900	88,512
Petronas Gas Bhd.	10,349	39,367
Snam SpA	21,773	112,775
Tokyo Gas Co. Ltd.	4,000	127,625
		1,075,880
Gold - 0.3%
Agnico Eagle Mines Ltd.	5,527	598,725
Anglogold Ashanti PLC	6,510	243,608
Barrick Gold Corp.	18,912	367,137
Caledonia Mining Corp. PLC	465	5,808
Cia de Minas Buenaventura SAA ADR	2,800	43,764
Franco-Nevada Corp.	2,106	331,180
Gold Fields Ltd.	11,410	251,309
Harmony Gold Mining Co. Ltd.	8,044	117,438
i-80 Gold Corp. (a)	6,853	3,987
Kinross Gold Corp.	13,346	168,117
Northern Star Resources Ltd.	12,409	142,874
Novagold Resources, Inc. (a)	4,538	13,251
Polyus PJSC GDR (a)(e)**	977	—
Polyus PJSC (a)(e)**	1,220	—
Shandong Gold Mining Co. Ltd., Class H (c)	14,250	34,034
SSR Mining, Inc. (a)	4,361	43,741
Wheaton Precious Metals Corp.	4,968	385,462
Zhaojin Mining Industry Co. Ltd., Class H	18,000	35,960
Zhongjin Gold Corp. Ltd., Class A	4,900	9,545
Zijin Mining Group Co. Ltd., Class A	22,900	57,474
Zijin Mining Group Co. Ltd., Class H	67,119	153,181
		3,006,595
Healthcare Distributors - 0.0% *
Amplifon SpA	1,518	30,786
Huadong Medicine Co. Ltd., Class A	1,700	8,579
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,000	12,956
Sinopharm Group Co. Ltd., Class H	18,400	42,705
		95,026
Healthcare Equipment - 0.2%
BioMerieux	481	59,395
Cochlear Ltd.	708	116,367
Demant AS (a)	1,027	34,478

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
DiaSorin SpA	260	$25,795
Fisher & Paykel Healthcare Corp. Ltd.	6,348	120,849
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	2,879
Koninklijke Philips NV	8,723	221,845
Olympus Corp.	12,200	160,188
Shanghai United Imaging Healthcare Co. Ltd., Class A	832	13,946
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	35,430
Siemens Healthineers AG (c)	3,069	165,405
Smith & Nephew PLC	9,006	126,549
Sonova Holding AG	551	160,872
Straumann Holding AG	1,214	146,963
Sysmex Corp.	5,900	112,970
Terumo Corp.	14,600	275,541
		1,779,472
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	10,282	18,805
Apollo Hospitals Enterprise Ltd.	1,378	106,428
Bangkok Dusit Medical Services PCL NVDR	145,063	93,291
Bumrungrad Hospital PCL NVDR	8,260	40,145
Dallah Healthcare Co.	522	17,618
Dr. Sulaiman Al Habib Medical Services Group Co.	1,211	89,943
IHH Healthcare Bhd.	22,100	34,464
Max Healthcare Institute Ltd.	11,058	141,440
Mouwasat Medical Services Co.	1,444	28,884
Rede D'Or Sao Luiz SA (c)	9,600	47,265
		618,283
Healthcare Services - 0.0% *
Fresenius Medical Care AG	2,217	110,206
Fresenius SE & Co. KGaA (a)	4,604	196,361
Nano-X Imaging Ltd. (a)	984	4,915
Sonic Healthcare Ltd.	5,391	87,295
		398,777
Healthcare Supplies - 0.2%
Coloplast AS, Class B	1,369	143,439
EssilorLuxottica SA	3,269	941,065
HLB, Inc. (a)	1,676	63,004
Hoya Corp.	3,800	430,152
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,400	27,884
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	6,398
		1,611,942
Healthcare Technology - 0.0% *
M3, Inc.	5,100	58,435
Pro Medicus Ltd.	620	78,263
		136,698
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	766	49,437
Bharat Heavy Electricals Ltd.	15,462	38,832
	Number of Shares	Fair Value
Dongfang Electric Corp. Ltd., Class A	4,000	$8,253
Doosan Enerbility Co. Ltd. (a)	6,533	104,894
Goldwind Science & Technology Co. Ltd., Class A	2,800	3,424
HD Hyundai Electric Co. Ltd.	312	63,673
Mitsubishi Electric Corp.	20,800	384,753
NARI Technology Co. Ltd., Class A	6,355	19,157
Shanghai Electric Group Co. Ltd., Class A (a)	15,400	16,285
Siemens Energy AG (a)	7,009	415,085
Suzlon Energy Ltd. (a)	121,840	80,135
Vestas Wind Systems AS (a)	10,984	151,803
		1,335,731
Highways & Railtracks - 0.0% *
Bangkok Expressway & Metro PCL NVDR	86,474	13,815
CCR SA	12,700	25,810
Getlink SE	3,514	60,628
Promotora y Operadora de Infraestructura SAB de CV	3,155	31,877
Taiwan High Speed Rail Corp.	28,000	22,599
Transurban Group	33,933	285,029
Zhejiang Expressway Co. Ltd., Class H	22,080	18,026
		457,784
Home Building - 0.0% *
Barratt Redrow PLC	16,306	89,627
Sekisui House Ltd.	6,458	144,979
		234,606
Home Furnishing Retail - 0.0% *
Nitori Holdings Co. Ltd.	900	88,320
Home Furnishings - 0.0% *
Nien Made Enterprise Co. Ltd.	2,000	24,009
Oppein Home Group, Inc., Class A	500	4,299
		28,308
Home Improvement Retail - 0.0% *
Home Product Center PCL NVDR	95,609	24,298
Kingfisher PLC	21,780	71,688
Mr. DIY Group M Bhd. (c)	42,900	13,676
		109,662
Hotels, Resorts & Cruise Lines - 0.2%
Accor SA	2,105	95,901
Amadeus IT Group SA	4,936	377,629
Despegar.com Corp. (a)	1,506	28,298
H World Group Ltd. ADR	2,900	107,329
Hanjin Kal Corp.	197	10,906
Indian Hotels Co. Ltd.	12,318	112,875
InterContinental Hotels Group PLC	1,727	185,803
Minor International PCL NVDR	47,077	36,711
Tongcheng Travel Holdings Ltd.	18,800	50,558
TravelSky Technology Ltd., Class H	10,000	14,851
Trip.com Group Ltd.	7,900	502,252
Whitbread PLC	2,134	67,928
		1,591,041

See Notes to Schedule of Investments.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Household Appliances - 0.0% *
Coway Co. Ltd.	669	$36,854
Ecovacs Robotics Co. Ltd., Class A	400	3,390
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,100	25,643
Haier Smart Home Co. Ltd., Class A	5,200	19,593
Haier Smart Home Co. Ltd., Class H	35,200	113,485
Hisense Home Appliances Group Co. Ltd., Class H	2,000	6,710
Midea Group Co. Ltd. (a)	3,700	37,517
Midea Group Co. Ltd., Class A	3,100	33,505
		276,697
Household Products - 0.1%
Essity AB, Class B	6,651	189,089
Henkel AG & Co. KGaA	1,119	80,537
Kimberly-Clark de Mexico SAB de CV, Class A	24,500	40,178
Reckitt Benckiser Group PLC	7,527	508,586
Unicharm Corp.	12,000	95,865
		914,255
Human Resource & Employment Services - 0.1%
Randstad NV	1,261	52,362
Recruit Holdings Co. Ltd.	15,437	802,217
		854,579
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co.	2,018	183,467
Adani Power Ltd. (a)	7,431	43,919
CGN Power Co. Ltd., Class H (c)	127,000	39,770
China National Nuclear Power Co. Ltd., Class A	16,500	20,933
China Power International Development Ltd.	66,000	24,896
China Resources Power Holdings Co. Ltd.	28,000	66,618
GD Power Development Co. Ltd., Class A	10,800	6,603
Gulf Energy Development PCL NVDR	37,215	54,840
Huadian Power International Corp. Ltd., Class A	16,100	12,736
Huaneng Power International, Inc., Class A	7,700	7,338
Huaneng Power International, Inc., Class H	62,000	35,972
JSW Energy Ltd.	5,376	33,697
NTPC Ltd.	50,022	207,969
RWE AG	6,902	246,182
SDIC Power Holdings Co. Ltd., Class A	5,600	11,121
Shenzhen Energy Group Co. Ltd., Class A	5,900	5,151
Zhejiang Zheneng Electric Power Co. Ltd., Class A	11,500	9,028
		1,010,240
Industrial Conglomerates - 0.5%
Alfa SAB de CV, Class A (a)	47,178	36,828
Astra International Tbk. PT	283,700	83,961
Ayala Corp.	3,680	38,092
Bidvest Group Ltd.	4,638	59,387
Brookfield Business Corp., Class A	480	12,778
	Number of Shares	Fair Value
CITIC Ltd.	51,000	$62,956
CK Hutchison Holdings Ltd.	29,000	163,495
DCC PLC	1,175	78,467
Far Eastern New Century Corp.	37,000	36,947
Fosun International Ltd.	31,000	16,628
Grupo Carso SAB de CV	6,760	39,741
Hikari Tsushin, Inc.	200	51,774
Hitachi Ltd.	50,970	1,200,346
Industries Qatar QSC	20,836	73,764
Investment AB Latour, Class B	1,720	46,849
Jardine Matheson Holdings Ltd.	1,900	80,242
Keppel Ltd.	17,300	88,210
KOC Holding AS	11,062	47,720
LG Corp.	1,326	58,483
Lifco AB, Class B	2,509	89,063
Metlen Energy & Metals SA	1,258	55,385
Multiply Group PJSC (a)	63,884	28,812
Samsung C&T Corp.	1,189	94,972
Sekisui Chemical Co. Ltd.	4,500	76,982
Siemens AG	8,365	1,929,901
Siemens Ltd.	1,080	66,277
Sime Darby Bhd.	56,158	28,051
SK Square Co. Ltd. (a)	1,412	90,449
SK, Inc.	522	46,206
SM Investments Corp.	3,230	44,556
Smiths Group PLC	3,693	92,597
Sunway Bhd.	31,900	32,719
Swire Pacific Ltd., Class A	3,500	30,860
		4,983,498
Industrial Gases - 0.1%
Air Liquide SA	6,360	1,206,822
Nippon Sanso Holdings Corp.	2,000	60,852
		1,267,674
Industrial Machinery & Supplies & Components - 0.4%
Airtac International Group	1,364	34,641
Alfa Laval AB	3,140	134,718
Atlas Copco AB, A Shares	29,475	471,131
Atlas Copco AB, B Shares	17,060	240,060
Daifuku Co. Ltd.	3,800	93,691
FANUC Corp.	10,300	281,476
GEA Group AG	1,674	101,657
Haitian International Holdings Ltd.	9,655	25,649
Hoshizaki Corp.	1,300	50,473
Indutrade AB	2,938	81,472
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	9,893
Kone OYJ, Class B	3,708	204,383
Luxfer Holdings PLC	479	5,681
Makita Corp.	2,800	93,053
Minebea Mitsumi, Inc.	4,300	63,040
Mitsubishi Heavy Industries Ltd.	35,170	605,812
Ningbo Deye Technology Co. Ltd., Class A	504	6,349
Rational AG	59	49,106
Sandvik AB	11,654	245,264
Schindler Holding AG	721	223,067
Shenzhen Inovance Technology Co. Ltd., Class A	1,750	16,428
SKF AB, Class B (a)	3,666	74,317
SMC Corp.	640	229,709

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Spirax Group PLC	872	$70,241
Techtronic Industries Co. Ltd.	15,000	179,791
Thermax Ltd.	458	19,515
Trelleborg AB, B Shares	2,295	85,412
VAT Group AG (c)	292	105,249
Wartsila OYJ Abp	5,429	96,774
Yaskawa Electric Corp.	2,700	67,860
		3,965,912
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	44,300	87,494
Goodman Group	22,264	398,476
Prologis Property Mexico SA de CV	11,500	36,808
Segro PLC	13,917	124,375
		647,153
Insurance Brokers - 0.0% *
PB Fintech Ltd. (a)	4,740	87,533
Integrated Oil & Gas - 0.5%
Cenovus Energy, Inc.	14,923	207,372
China Petroleum & Chemical Corp., Class A	37,300	29,437
China Petroleum & Chemical Corp., Class H	308,000	162,526
Eni SpA	23,374	361,147
Equinor ASA	9,138	241,003
Galp Energia SGPS SA	4,848	84,851
Gazprom PJSC ADR (a)(e)**	77,360	—
Gazprom PJSC (e)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	6,952
Imperial Oil Ltd.	1,931	139,467
LUKOIL PJSC (e)**	7,480	—
MOL Hungarian Oil & Gas PLC	3,942	31,033
Novatek PJSC GDR (a)(e)**	1,641	—
Oil & Natural Gas Corp. Ltd.	41,898	120,408
OMV AG	1,756	90,336
PetroChina Co. Ltd., Class A	24,900	28,223
PetroChina Co. Ltd., Class H	242,000	196,232
Petroleo Brasileiro SA	50,200	357,767
PTT PCL NVDR	121,583	114,826
Repsol SA	12,582	166,888
Rosneft Oil Co. PJSC (e)**	20,586	—
Saudi Arabian Oil Co. (c)	72,579	517,036
Suncor Energy, Inc.	13,790	533,874
Surgutneftegas PAO (e)**	31,000	—
Surgutneftegas PJSC ADR (a)(e)**	9,978	—
TotalEnergies SE	23,740	1,528,083
		4,917,461
Integrated Telecommunication Services - 0.5%
BCE, Inc.	447	10,258
BT Group PLC	70,255	150,578
Cellnex Telecom SA (a)(c)	5,775	205,085
Chunghwa Telecom Co. Ltd.	49,071	190,635
Deutsche Telekom AG	38,398	1,416,212
Elisa OYJ	1,692	82,393
Emirates Telecommunications Group Co. PJSC	41,798	192,316
Hellenic Telecommunications Organization SA	130	2,113
HKT Trust & HKT Ltd.	43,815	58,542
Indus Towers Ltd. (a)	15,432	60,008
	Number of Shares	Fair Value
Infrastrutture Wireless Italiane SpA (c)	4,097	$43,326
Koninklijke KPN NV	42,307	179,016
LG Uplus Corp.	2,052	14,361
Nippon Telegraph & Telephone Corp.	327,025	317,011
Ooredoo QPSC	12,728	41,250
Orange SA	20,345	263,284
Quebecor, Inc., Class B	1,909	48,161
Saudi Telecom Co.	26,178	316,486
Singapore Telecommunications Ltd.	81,000	205,360
Swisscom AG	282	162,494
Tata Communications Ltd.	1,426	26,208
Telecom Italia SpA (a)	122,046	41,185
Telefonica Brasil SA	5,487	47,736
Telefonica SA	43,254	203,665
Telekom Malaysia Bhd.	15,397	22,774
Telenor ASA	6,623	94,511
Telia Co. AB	25,366	91,640
Telkom Indonesia Persero Tbk. PT	702,300	101,995
Telstra Group Ltd.	43,726	115,200
TELUS Corp.	5,834	83,664
True Corp. PCL NVDR (a)	126,263	43,726
		4,831,193
Interactive Home Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	6,156
Capcom Co. Ltd.	3,700	91,597
CD Projekt SA	649	35,618
International Games System Co. Ltd.	3,000	70,632
Kingsoft Corp. Ltd.	13,200	64,295
Konami Group Corp.	1,100	130,281
Krafton, Inc. (a)	417	95,364
NCSoft Corp.	236	24,036
NetEase, Inc.	24,570	504,807
Nexon Co. Ltd.	3,900	53,576
Nintendo Co. Ltd.	12,133	827,255
Sea Ltd. ADR (a)	4,000	521,960
		2,425,577
Interactive Media & Services - 0.7%
Auto Trader Group PLC (c)	9,572	92,486
Autohome, Inc. ADR	1,200	33,264
Baidu, Inc., Class A (a)	28,350	327,268
Bilibili, Inc., Class Z (a)	3,180	60,991
CAR Group Ltd.	4,448	88,410
Grindr, Inc. (a)	444	7,948
Info Edge India Ltd.	1,031	86,080
Kakao Corp.	4,466	119,057
Kanzhun Ltd. ADR (a)	3,300	63,261
Kuaishou Technology (a)(c)	36,400	255,295
LY Corp.	30,896	104,933
NAVER Corp.	1,885	246,339
REA Group Ltd.	623	86,203
Scout24 SE (c)	806	84,320
Tencent Holdings Ltd.	83,975	5,366,452
VK IPJSC GDR (a)(e)**	1,600	—
Webtoon Entertainment, Inc. (a)	450	3,451
		7,025,758

See Notes to Schedule of Investments.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Internet Services & Infrastructure - 0.1%
Shopify, Inc., Class A (a)	13,341	$1,268,982
Wix.com Ltd. (a)	571	93,290
		1,362,272
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class A	2,700	6,164
China Galaxy Securities Co. Ltd., Class H	58,500	58,712
China International Capital Corp. Ltd., Class A	1,200	5,693
China International Capital Corp. Ltd., Class H (c)	22,800	42,876
China Merchants Securities Co. Ltd., Class A	5,600	13,687
CITIC Securities Co. Ltd., Class A	10,590	38,603
CITIC Securities Co. Ltd., Class H	19,925	52,231
CSC Financial Co. Ltd., Class A	4,000	13,302
Daiwa Securities Group, Inc.	14,400	97,251
Everbright Securities Co. Ltd., Class A	3,600	8,457
Founder Securities Co. Ltd., Class A	17,500	18,812
Futu Holdings Ltd. ADR	600	61,410
GF Securities Co. Ltd., Class A	3,200	7,094
Guosen Securities Co. Ltd., Class A	6,800	9,611
Guotai Junan Securities Co. Ltd., Class A	13,276	31,439
Guotai Junan Securities Co. Ltd., Class H (c)	9,920	14,427
Huatai Securities Co. Ltd., Class A	4,600	10,480
Huatai Securities Co. Ltd., Class H (c)	20,000	32,254
Industrial Securities Co. Ltd., Class A	7,500	6,080
Korea Investment Holdings Co. Ltd.	519	25,953
Nomura Holdings, Inc.	32,800	202,719
Orient Securities Co. Ltd., Class A	8,192	10,658
SBI Holdings, Inc.	3,200	86,669
SDIC Capital Co. Ltd., Class A	14,100	13,740
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	9,306
XP, Inc., Class A	7,600	104,500
Zheshang Securities Co. Ltd., Class A	5,400	8,469
		990,597
IT Consulting & Other Services - 0.5%
Accenture PLC, Class A	3,281	1,023,803
Arabian Internet & Communications Services Co.	348	28,032
Capgemini SE	1,686	253,078
CGI, Inc.	2,219	221,491
Elm Co.	350	90,507
Fujitsu Ltd.	19,300	385,243
HCL Technologies Ltd.	12,411	229,918
Infosys Ltd.	42,610	780,766
LTIMindtree Ltd. (c)	862	45,031
Mphasis Ltd.	1,316	38,329
NEC Corp.	13,200	282,016
	Number of Shares	Fair Value
Nomura Research Institute Ltd.	4,060	$132,560
NTT Data Group Corp.	6,800	123,553
Obic Co. Ltd.	3,500	101,219
Otsuka Corp.	2,700	58,635
Persistent Systems Ltd.	1,508	96,777
Samsung SDS Co. Ltd.	570	45,137
SCSK Corp.	1,400	34,723
Tata Consultancy Services Ltd.	11,357	477,750
Tech Mahindra Ltd.	7,751	127,848
TIS, Inc.	2,500	69,390
Wipro Ltd.	38,140	116,329
		4,762,135
Leisure Facilities - 0.0% *
Oriental Land Co. Ltd.	11,800	233,405
Leisure Products - 0.0% *
Bandai Namco Holdings, Inc.	6,500	218,715
Shimano, Inc.	852	119,992
		338,707
Life & Health Insurance - 0.6%
Aegon Ltd.	15,362	100,792
AIA Group Ltd.	118,589	897,836
Bupa Arabia for Cooperative Insurance Co.	1,114	52,447
Cathay Financial Holding Co. Ltd.	124,529	232,376
China Life Insurance Co. Ltd., Class A	3,900	20,186
China Life Insurance Co. Ltd., Class H	95,000	183,661
China Taiping Insurance Holdings Co. Ltd.	13,200	20,099
Co. for Cooperative Insurance	876	33,342
Dai-ichi Life Holdings, Inc.	39,600	303,277
Discovery Ltd.	7,115	77,178
Fubon Financial Holding Co. Ltd.	98,087	255,053
Great-West Lifeco, Inc.	3,022	118,381
HDFC Life Insurance Co. Ltd. (c)	13,885	110,969
iA Financial Corp., Inc.	1,005	95,427
ICICI Prudential Life Insurance Co. Ltd. (c)	4,194	27,607
Japan Post Holdings Co. Ltd.	21,000	211,209
Japan Post Insurance Co. Ltd.	2,300	47,015
KGI Financial Holding Co. Ltd.	229,120	119,652
Legal & General Group PLC	64,246	202,452
Manulife Financial Corp.	18,972	591,075
Medibank Pvt Ltd.	32,671	91,062
New China Life Insurance Co. Ltd., Class A	1,600	11,354
New China Life Insurance Co. Ltd., Class H	13,500	51,624
NN Group NV	2,922	162,431
Old Mutual Ltd.	63,990	41,403
Phoenix Group Holdings PLC	8,158	60,512
Ping An Insurance Group Co. of China Ltd., Class A	9,300	66,130
Ping An Insurance Group Co. of China Ltd., Class H	82,500	492,511
Poste Italiane SpA (c)	4,913	87,560
Power Corp. of Canada	6,113	216,105
Prudential PLC	28,967	312,342
Samsung Life Insurance Co. Ltd.	1,137	64,275

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Sanlam Ltd.	16,500	$74,238
SBI Life Insurance Co. Ltd. (c)	6,439	116,145
Shin Kong Financial Holding Co. Ltd. (a)	191,931	70,836
Sun Life Financial, Inc.	6,305	360,799
Swiss Life Holding AG	314	286,449
T&D Holdings, Inc.	5,300	113,777
		6,379,587
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd.	1,670	112,531
Eurofins Scientific SE	1,601	85,315
Genscript Biotech Corp. (a)	18,000	28,608
Lonza Group AG	792	489,246
Pharmaron Beijing Co. Ltd., Class A	675	2,501
Samsung Biologics Co. Ltd. (a)(c)	239	165,868
Sartorius Stedim Biotech	347	68,677
WuXi AppTec Co. Ltd., Class A	3,420	31,806
WuXi AppTec Co. Ltd., Class H (c)	2,608	23,294
Wuxi Biologics Cayman, Inc. (a)(c)	47,000	164,404
		1,172,250
Marine Ports & Services - 0.0% *
Adani Ports & Special Economic Zone Ltd.	6,834	94,100
China Merchants Port Holdings Co. Ltd.	14,353	24,683
International Container Terminal Services, Inc.	14,340	88,959
		207,742
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class A	34	58,183
AP Moller - Maersk AS, Class B	49	85,194
COSCO SHIPPING Holdings Co. Ltd., Class A	6,010	12,055
COSCO SHIPPING Holdings Co. Ltd., Class H	39,182	61,832
Costamare, Inc.	778	7,655
Evergreen Marine Corp. Taiwan Ltd.	14,400	96,547
Golden Ocean Group Ltd.	2,645	21,107
Himalaya Shipping Ltd. (a)	872	4,779
HMM Co. Ltd.	3,879	51,799
Kawasaki Kisen Kaisha Ltd.	4,400	59,986
Kuehne & Nagel International AG	523	120,770
MISC Bhd.	16,775	27,138
Mitsui OSK Lines Ltd.	3,700	129,211
Nippon Yusen KK	4,800	159,108
Orient Overseas International Ltd.	1,500	22,207
Safe Bulkers, Inc.	1,605	5,922
SITC International Holdings Co. Ltd.	12,000	32,621
Wan Hai Lines Ltd.	7,670	18,278
Yang Ming Marine Transport Corp.	25,000	56,555
		1,030,947
Metal, Glass & Plastic Containers - 0.0% *
CCL Industries, Inc., Class B	1,595	77,897
	Number of Shares	Fair Value
Motorcycle Manufacturers - 0.1%
Bajaj Auto Ltd.	968	$88,860
Eicher Motors Ltd.	1,957	122,085
Hero MotoCorp Ltd.	1,730	75,076
TVS Motor Co. Ltd.	3,418	96,353
Yadea Group Holdings Ltd. (c)	16,753	32,640
Yamaha Motor Co. Ltd.	10,900	87,531
		502,545
Movies & Entertainment - 0.1%
Bollore SE	8,284	48,482
China Ruyi Holdings Ltd. (a)	104,000	31,979
CTS Eventim AG & Co. KGaA	742	74,363
HYBE Co. Ltd.	287	46,114
Mango Excellent Media Co. Ltd., Class A	1,600	6,094
Tencent Music Entertainment Group ADR	10,500	151,305
Toho Co. Ltd.	1,300	64,791
Universal Music Group NV	8,997	248,182
		671,310
Multi-Line Insurance - 0.5%
Ageas SA	1,747	104,615
Al Rajhi Co. for Co-operative Insurance (a)	595	22,314
Allianz SE	4,249	1,624,480
ASR Nederland NV	1,707	98,032
Aviva PLC	29,187	210,191
AXA SA	19,470	831,024
Baloise Holding AG	479	100,525
BB Seguridade Participacoes SA	9,403	66,160
Caixa Seguridade Participacoes SA	9,500	24,730
China Pacific Insurance Group Co. Ltd., Class A	7,800	34,555
China Pacific Insurance Group Co. Ltd., Class H	33,689	106,153
Generali	10,312	361,883
Gjensidige Forsikring ASA	2,324	53,342
Helvetia Holding AG	441	91,463
Powszechny Zaklad Ubezpieczen SA	8,155	118,327
Talanx AG	771	81,008
Unipol Assicurazioni SpA	4,168	66,653
Zurich Insurance Group AG	1,609	1,123,031
		5,118,486
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	380	55,285
Eurazeo SE	510	37,731
EXOR NV	1,074	97,434
Groupe Bruxelles Lambert NV	991	73,872
Industrivarden AB, Class A	1,385	50,922
Industrivarden AB, Class C	1,799	66,134
Infratil Ltd.	10,950	64,372
Investor AB, Class B	19,000	567,035
L E Lundbergforetagen AB, Class B	922	46,230
Remgro Ltd.	6,904	59,557
Sofina SA	179	45,795
Washington H Soul Pattinson & Co. Ltd.	2,777	60,341
		1,224,708

See Notes to Schedule of Investments.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Multi-Utilities - 0.2%
Canadian Utilities Ltd., Class A	1,631	$41,930
Centrica PLC	58,992	114,135
E.ON SE	24,581	370,666
Engie SA	20,005	389,417
National Grid PLC	53,719	700,180
Qatar Electricity & Water Co. QSC	5,469	22,351
Sembcorp Industries Ltd.	10,400	48,651
Veolia Environnement SA	7,687	264,101
YTL Corp. Bhd.	60,900	27,601
YTL Power International Bhd.	30,800	23,252
		2,002,284
Office REITs - 0.0% *
Gecina SA	535	50,150
Nippon Building Fund, Inc.	91	77,527
		127,677
Office Services & Supplies - 0.0% *
Shanghai M&G Stationery, Inc., Class A	1,000	4,206
Oil & Gas Drilling - 0.0% *
Ades Holding Co.	3,430	14,867
ADNOC Drilling Co. PJSC	40,283	56,371
Borr Drilling Ltd. (a)	4,411	9,660
China Oilfield Services Ltd., Class H	32,000	26,480
Seadrill Ltd. (a)	1,377	34,425
		141,803
Oil & Gas Equipment & Services - 0.0% *
TechnipFMC PLC	2,400	76,056
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	2,500
		78,556
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA	3,745	88,673
ARC Resources Ltd.	6,397	128,585
BKV Corp. (a)	256	5,376
Canadian Natural Resources Ltd.	23,169	712,818
Inpex Corp.	9,500	132,169
Kosmos Energy Ltd. (a)	10,171	23,190
Oil India Ltd.	7,077	31,928
PRIO SA (a)	11,700	81,300
PTT Exploration & Production PCL NVDR	19,883	68,486
Santos Ltd.	35,211	147,148
Tatneft PJSC ADR (a)(e)**	3,383	—
Tatneft PJSC (e)**	4,926	—
Tourmaline Oil Corp.	3,862	186,224
Woodside Energy Group Ltd.	20,767	300,881
		1,906,778
Oil & Gas Refining & Marketing - 0.2%
Bharat Petroleum Corp. Ltd.	22,274	72,135
ENEOS Holdings, Inc.	29,700	157,109
HD Hyundai Co. Ltd.	512	25,318
Hindustan Petroleum Corp. Ltd.	11,341	47,472
Idemitsu Kosan Co. Ltd.	10,800	76,621
Indian Oil Corp. Ltd.	41,199	61,065
Neste OYJ	4,915	45,414
ORLEN SA	6,697	117,804
	Number of Shares	Fair Value
Petronas Dagangan Bhd.	2,800	$11,549
Qatar Fuel QSC	8,184	33,379
Reliance Industries Ltd.	78,027	1,160,052
SK Innovation Co. Ltd. (a)	835	64,242
S-Oil Corp.	695	26,538
Turkiye Petrol Rafinerileri AS	14,299	51,982
		1,950,680
Oil & Gas Storage & Transportation - 0.2%
Ardmore Shipping Corp.	755	7,391
China Merchants Energy Shipping Co. Ltd., Class A	10,900	9,779
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	5,557
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	18,000	14,575
Enbridge, Inc.	23,944	1,059,575
FLEX LNG Ltd.	568	13,058
Golar LNG Ltd.	2,117	80,425
Keyera Corp.	2,720	84,534
Pembina Pipeline Corp.	6,339	253,516
Petronet LNG Ltd.	11,577	39,654
Qatar Gas Transport Co. Ltd.	42,816	54,858
Scorpio Tankers, Inc.	959	36,039
SFL Corp. Ltd.	2,831	23,214
TC Energy Corp.	11,387	537,683
Teekay Corp. Ltd.	987	6,485
Teekay Tankers Ltd., Class A	523	20,015
Ultrapar Participacoes SA	10,600	31,665
		2,278,023
Other Specialty Retail - 0.0% *
Avolta AG	792	34,691
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	17,411
Chow Tai Fook Jewellery Group Ltd.	28,400	32,182
Jarir Marketing Co.	9,820	33,918
JD Sports Fashion PLC	30,109	26,603
Jumbo SA	1,648	45,135
Pop Mart International Group Ltd. (c)	7,200	145,539
		335,479
Packaged Foods & Meats - 0.3%
Ajinomoto Co., Inc.	10,020	198,970
Almarai Co. JSC	5,443	80,407
Angel Yeast Co. Ltd., Class A	500	2,378
Associated British Foods PLC	3,526	87,347
Barry Callebaut AG	41	54,298
BRF SA	3,800	13,057
Britannia Industries Ltd.	1,513	87,173
Charoen Pokphand Foods PCL NVDR	53,869	37,902
China Feihe Ltd. (c)	51,568	38,917
China Huishan Dairy Holdings Co. Ltd. (a)(e)**	55,000	—
China Mengniu Dairy Co. Ltd.	46,000	113,633
Chocoladefabriken Lindt & Spruengli AG	11	266,406
CJ CheilJedang Corp.	105	17,641
Danone SA	7,085	541,347
Forafric Global PLC (a)	183	1,574
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,984	22,277
Gruma SAB de CV, Class B	2,625	47,413

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Grupo Bimbo SAB de CV	18,581	$50,535
Guangdong Haid Group Co. Ltd., Class A	1,000	6,883
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	11,825
Indofood CBP Sukses Makmur Tbk. PT	24,200	14,869
Indofood Sukses Makmur Tbk. PT	65,636	28,122
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,700	29,759
JDE Peet's NV	1,985	43,355
Kerry Group PLC, Class A	1,627	170,198
Kikkoman Corp.	8,100	78,373
Lotus Bakeries NV	5	44,405
Marico Ltd.	7,274	55,335
MEIJI Holdings Co. Ltd.	2,800	60,853
Mowi ASA	5,012	92,786
Muyuan Foods Co. Ltd., Class A	4,720	25,172
Nestle India Ltd.	3,945	103,659
Nestle Malaysia Bhd.	939	15,747
Nissin Foods Holdings Co. Ltd.	2,300	47,085
Orion Corp.	377	30,276
Orkla ASA	8,328	91,208
PPB Group Bhd.	10,487	27,218
QL Resources Bhd.	20,382	21,491
Salmar ASA	805	38,650
Saputo, Inc.	3,070	52,964
SunOpta, Inc. (a)	1,749	8,500
Tata Consumer Products Ltd.	8,698	101,523
Tingyi Cayman Islands Holding Corp.	30,000	50,373
Uni-President Enterprises Corp.	51,000	124,368
Want Want China Holdings Ltd.	71,000	44,720
Wens Foodstuff Group Co. Ltd., Class A	8,800	20,196
WH Group Ltd. (c)	99,166	91,068
Yakult Honsha Co. Ltd.	3,000	57,257
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	4,330
		3,253,843
Paper & Plastic Packaging Products & Materials - 0.0% *
Klabin SA	12,320	40,137
SIG Group AG	3,632	67,150
		107,287
Paper Products - 0.0% *
Empresas CMPC SA	13,235	21,688
Holmen AB, Class B	937	37,131
Mondi PLC	5,237	78,061
Stora Enso OYJ, R Shares	6,925	65,557
Suzano SA	8,400	77,640
UPM-Kymmene OYJ	5,810	155,714
		435,791
Passenger Airlines - 0.1%
Air Canada (a)	1,016	10,003
Air China Ltd., Class A (a)	12,700	12,445
ANA Holdings, Inc.	2,000	37,028
China Airlines Ltd.	34,000	23,240
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	6,200
	Number of Shares	Fair Value
China Southern Airlines Co. Ltd., Class A (a)	11,600	$9,055
Deutsche Lufthansa AG	6,971	50,741
Eva Airways Corp.	42,000	51,677
InterGlobe Aviation Ltd. (a)(c)	2,299	137,019
Japan Airlines Co. Ltd.	1,714	29,448
Latam Airlines Group SA	2,068,675	32,319
Pegasus Hava Tasimaciligi AS (a)	3,348	22,733
Qantas Airways Ltd.	8,614	48,976
Singapore Airlines Ltd.	16,000	80,567
Spring Airlines Co. Ltd., Class A	600	4,285
Turk Hava Yollari AO (a)	8,076	66,120
		621,856
Passenger Ground Transportation - 0.0% *
Grab Holdings Ltd., Class A (a)	24,800	112,344
Localiza Rent a Car SA	13,201	77,418
		189,762
Personal Care Products - 0.4%
Amorepacific Corp.	448	31,037
Beiersdorf AG	1,078	139,119
Colgate-Palmolive India Ltd.	1,723	48,103
Dabur India Ltd.	5,811	34,364
Giant Biogene Holding Co. Ltd. (c)	3,600	32,740
Godrej Consumer Products Ltd.	5,872	79,411
Hengan International Group Co. Ltd.	9,980	27,899
Hindustan Unilever Ltd.	10,564	278,967
Kao Corp.	5,100	221,427
LG H&H Co. Ltd.	123	26,203
L'Oreal SA	2,644	981,756
Natura & Co. Holding SA	12,300	21,453
Shiseido Co. Ltd.	4,700	89,403
Unilever PLC	27,264	1,625,504
		3,637,386
Pharmaceuticals - 0.9%
Alkem Laboratories Ltd.	284	16,177
Aspen Pharmacare Holdings Ltd.	5,357	47,690
Astellas Pharma, Inc.	19,700	192,347
AstraZeneca PLC	17,069	2,504,553
Aurobindo Pharma Ltd. (a)	3,856	52,165
Bayer AG	10,738	257,149
Beijing Tong Ren Tang Co. Ltd., Class A	1,700	8,556
Changchun High-Tech Industry Group Co. Ltd., Class A	300	4,043
China Resources Pharmaceutical Group Ltd. (c)	17,000	11,054
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,080	12,053
Chugai Pharmaceutical Co. Ltd.	7,400	340,025
Cipla Ltd.	7,510	126,205
CSPC Pharmaceutical Group Ltd.	108,000	68,650
Daiichi Sankyo Co. Ltd.	19,214	458,937
Dong-E-E-Jiao Co. Ltd., Class A	400	3,328

See Notes to Schedule of Investments.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Dr. Reddy's Laboratories Ltd.	8,275	$110,567
Eisai Co. Ltd.	3,000	83,763
Galderma Group AG (a)	1,048	110,835
Hansoh Pharmaceutical Group Co. Ltd. (c)	18,000	56,660
Hikma Pharmaceuticals PLC	1,933	48,794
Humanwell Healthcare Group Co. Ltd., Class A	2,200	6,237
Ipsen SA	438	50,398
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	6,820	46,088
Kalbe Farma Tbk. PT	246,000	16,860
Kyowa Kirin Co. Ltd.	2,700	39,530
Lupin Ltd.	3,040	71,981
Mankind Pharma Ltd. (a)	1,285	36,301
MediWound Ltd. (a)	198	3,073
Merck KGaA	1,409	193,695
Novo Nordisk AS, Class B	35,459	2,422,151
Ono Pharmaceutical Co. Ltd.	4,500	48,560
Orion OYJ, Class B	1,289	76,485
Otsuka Holdings Co. Ltd.	4,800	250,881
Recordati Industria Chimica e Farmaceutica SpA	1,243	70,366
Richter Gedeon Nyrt	1,975	54,307
Sandoz Group AG	4,556	191,041
Scilex Holding Co. (a)	1,832	455
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,300	6,379
Shionogi & Co. Ltd.	8,200	124,149
Sino Biopharmaceutical Ltd.	155,000	74,957
SK Biopharmaceuticals Co. Ltd. (a)	359	24,486
Sun Pharmaceutical Industries Ltd.	12,434	251,972
Takeda Pharmaceutical Co. Ltd.	17,411	517,593
Teva Pharmaceutical Industries Ltd. ADR (a)	12,200	187,514
Torrent Pharmaceuticals Ltd.	1,395	52,507
UCB SA	1,382	243,074
Yuhan Corp.	742	55,518
Yunnan Baiyao Group Co. Ltd., Class A	1,400	10,936
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	11,125
Zydus Lifesciences Ltd.	2,819	29,158
		9,681,328
Precious Metals & Minerals - 0.0% *
Alrosa PJSC (e)**	46,308	—
Anglo American Platinum Ltd.	1,435	57,535
Impala Platinum Holdings Ltd. (a)	12,364	84,855
Industrias Penoles SAB de CV (a)	2,700	50,111
		192,501
Property & Casualty Insurance - 0.4%
Admiral Group PLC	2,812	103,739
DB Insurance Co. Ltd.	657	39,688
Fairfax Financial Holdings Ltd.	221	319,364
Fidelis Insurance Holdings Ltd.	959	15,536
Hamilton Insurance Group Ltd., Class B (a)	865	17,931
ICICI Lombard General Insurance Co. Ltd. (c)	3,503	73,329
	Number of Shares	Fair Value
Insurance Australia Group Ltd.	25,610	$124,242
Intact Financial Corp.	1,954	399,163
Kingsway Financial Services, Inc. (a)	371	2,938
MS&AD Insurance Group Holdings, Inc.	14,100	307,567
OUTsurance Group Ltd.	11,429	43,313
People's Insurance Co. Group of China Ltd., Class A	10,900	10,236
People's Insurance Co. Group of China Ltd., Class H	111,000	57,507
PICC Property & Casualty Co. Ltd., Class H	80,000	148,159
QBE Insurance Group Ltd.	16,420	226,260
Qualitas Controladora SAB de CV	2,100	18,254
Sampo OYJ, A Shares	26,442	253,140
Samsung Fire & Marine Insurance Co. Ltd.	440	107,382
Sompo Holdings, Inc.	9,800	299,320
Suncorp Group Ltd.	11,747	141,889
Tokio Marine Holdings, Inc.	19,569	763,580
Tryg AS	4,020	95,532
		3,568,069
Publishing - 0.0% *
China Literature Ltd. (a)(c)	4,000	13,330
Saudi Research & Media Group (a)	399	18,334
		31,664
Rail Transportation - 0.2%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	33,600	25,758
Canadian National Railway Co.	5,867	570,863
Canadian Pacific Kansas City Ltd.	10,255	719,578
Central Japan Railway Co.	8,400	160,705
Container Corp. of India Ltd.	3,305	26,639
Daqin Railway Co. Ltd., Class A	12,900	11,608
East Japan Railway Co.	9,900	195,722
Hankyu Hanshin Holdings, Inc.	2,700	72,868
MTR Corp. Ltd.	18,114	59,353
Rumo SA	18,600	52,673
Tokyo Metro Co. Ltd.	3,400	41,442
Tokyu Corp.	6,300	71,139
West Japan Railway Co.	5,200	101,744
		2,110,092
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	4,940	10,329
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	11,200	14,131
China Overseas Land & Investment Ltd.	53,000	94,882
China Resources Land Ltd.	45,500	150,955
China Vanke Co. Ltd., Class A (a)	12,500	12,131
China Vanke Co. Ltd., Class H (a)	26,700	19,032
CK Asset Holdings Ltd.	22,586	91,395
Dar Al Arkan Real Estate Development Co. (a)	8,773	49,939
Emaar Development PJSC	9,565	31,755
Emaar Properties PJSC	89,269	323,286
Godrej Properties Ltd. (a)	1,691	41,792

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Henderson Land Development Co. Ltd.	13,000	$37,397
Longfor Group Holdings Ltd. (c)	27,837	35,227
Macrotech Developers Ltd. (c)	3,909	54,538
Oberoi Realty Ltd.	1,266	24,111
Poly Developments & Holdings Group Co. Ltd., Class A	14,400	16,365
Prestige Estates Projects Ltd.	2,197	30,348
Ruentex Development Co. Ltd.	26,550	28,336
Sino Land Co. Ltd.	47,480	47,536
		1,113,485
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	367	24,714
CapitaLand Investment Ltd.	27,200	54,990
Central Pattana PCL NVDR	28,273	39,349
China Resources Mixc Lifestyle Services Ltd. (c)	7,400	32,733
Fastighets AB Balder, Class B (a)	7,945	49,750
Hongkong Land Holdings Ltd.	12,800	55,296
Hulic Co. Ltd.	5,600	53,917
LEG Immobilien SE	886	62,564
NEPI Rockcastle NV	7,408	53,377
Sagax AB, Class B	2,637	55,364
SM Prime Holdings, Inc.	140,200	58,916
Swiss Prime Site AG	833	102,219
Vonovia SE	8,082	217,268
Wharf Real Estate Investment Co. Ltd.	19,000	46,141
		906,598
Real Estate Services - 0.0% *
FirstService Corp.	480	79,582
KE Holdings, Inc. ADR	9,400	188,846
Real Brokerage, Inc. (a)	1,837	7,458
		275,886
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (c)	4,104	25,543
Bank of Chengdu Co. Ltd., Class A	2,100	4,975
Bank of Hangzhou Co. Ltd., Class A	5,547	11,035
Bank of Jiangsu Co. Ltd., Class A	21,100	27,635
Bank of Nanjing Co. Ltd., Class A	8,300	11,806
Bank of Ningbo Co. Ltd., Class A	3,556	12,644
Banque Cantonale Vaudoise	369	40,319
Chiba Bank Ltd.	6,600	62,661
Concordia Financial Group Ltd.	12,500	83,238
Dukhan Bank	19,912	19,316
First BanCorp	3,465	66,424
OFG Bancorp	947	37,899
Popular, Inc.	352	32,514
Resona Holdings, Inc.	22,800	199,684
		635,693
Reinsurance - 0.1%
Hannover Rueck SE	657	195,625
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,470	927,685
	Number of Shares	Fair Value
RenaissanceRe Holdings Ltd.	200	$48,000
SiriusPoint Ltd. (a)	2,031	35,116
		1,206,426
Renewable Electricity - 0.0% *
Brookfield Renewable Corp.	2,319	64,731
China Longyuan Power Group Corp. Ltd., Class H	46,000	36,915
China Three Gorges Renewables Group Co. Ltd., Class A	25,500	14,846
China Yangtze Power Co. Ltd., Class A	20,600	78,846
EDP Renovaveis SA	3,624	30,163
Engie Brasil Energia SA	3,733	25,158
Meridian Energy Ltd.	15,339	48,648
NHPC Ltd.	46,387	44,279
Orsted AS (a)(c)	1,806	78,789
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	16,564
		438,939
Research & Consulting Services - 0.2%
Bureau Veritas SA	3,432	104,021
Intertek Group PLC	1,746	113,444
RELX PLC	20,443	1,026,071
SGS SA	1,649	164,295
Thomson Reuters Corp.	1,723	297,289
Wolters Kluwer NV	2,614	406,576
		2,111,696
Restaurants - 0.3%
Americana Restaurants International PLC - Foreign Co.	42,922	24,891
Compass Group PLC	18,637	615,966
Delivery Hero SE (a)(c)	2,189	52,434
Haidilao International Holding Ltd. (c)	22,000	49,625
Jollibee Foods Corp.	5,580	23,402
Jubilant Foodworks Ltd.	4,394	34,017
Meituan, Class B (a)(c)	63,807	1,284,144
Restaurant Brands International, Inc.	3,357	223,753
Sodexo SA	1,051	67,436
Yum China Holdings, Inc.	5,200	270,712
Zensho Holdings Co. Ltd.	1,100	59,495
Zomato Ltd. (a)	92,026	216,177
		2,922,052
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	62,867	97,652
Klepierre SA	2,557	85,500
Link REIT	28,168	132,020
Scentre Group	56,280	118,753
Unibail-Rodamco-Westfield (a)	1,393	117,325
Vicinity Ltd.	46,270	63,895
		615,145
Security & Alarm Services - 0.0% *
Secom Co. Ltd.	4,600	157,143
Securitas AB, Class B	5,829	82,541
		239,684

See Notes to Schedule of Investments.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Semiconductor Materials & Equipment - 0.5%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	339	$8,631
Advantest Corp.	8,400	375,569
ASM International NV	512	233,078
ASML Holding NV	4,336	2,866,531
BE Semiconductor Industries NV	908	94,795
Disco Corp.	1,026	210,162
Flat Glass Group Co. Ltd., Class A	1,700	4,162
GCL Technology Holdings Ltd. (a)	298,000	37,669
Globalwafers Co. Ltd.	4,000	38,847
Hangzhou First Applied Material Co. Ltd., Class A	1,920	3,721
Hanmi Semiconductor Co. Ltd.	631	30,170
Kulicke & Soffa Industries, Inc.	1,141	37,630
Lasertec Corp.	938	80,864
National Silicon Industry Group Co. Ltd., Class A	5,161	13,241
NAURA Technology Group Co. Ltd., Class A	400	23,011
Nova Ltd. (a)	340	62,980
SCREEN Holdings Co. Ltd.	900	58,894
Suzhou Maxwell Technologies Co. Ltd., Class A	256	2,894
Tokyo Electron Ltd.	4,888	672,321
Xinjiang Daqo New Energy Co. Ltd., Class A	4,082	10,914
Xinyi Solar Holdings Ltd.	65,985	25,501
		4,891,585
Semiconductors - 1.3%
Alchip Technologies Ltd.	1,000	84,298
Allegro MicroSystems, Inc. (a)	700	17,591
ASE Technology Holding Co. Ltd.	45,000	197,762
Cambricon Technologies Corp. Ltd., Class A (a)	348	30,060
China Resources Microelectronics Ltd., Class A	1,955	12,075
eMemory Technology, Inc.	1,000	70,308
GigaDevice Semiconductor, Inc., Class A (a)	560	9,047
Global Unichip Corp.	1,000	32,499
Hua Hong Semiconductor Ltd. (c)	10,000	40,345
Hygon Information Technology Co. Ltd., Class A	2,341	45,827
indie Semiconductor, Inc., Class A (a)	3,025	6,156
Infineon Technologies AG	14,333	477,303
Ingenic Semiconductor Co. Ltd., Class A	600	5,947
JA Solar Technology Co. Ltd., Class A	4,268	6,777
JCET Group Co. Ltd., Class A	2,000	9,687
Jentech Precision Industrial Co. Ltd.	1,000	30,117
Jinko Solar Co. Ltd., Class A	15,683	14,007
LONGi Green Energy Technology Co. Ltd., Class A	7,836	17,104
MediaTek, Inc.	20,000	862,009
Montage Technology Co. Ltd., Class A	361	3,908
Novatek Microelectronics Corp.	7,886	131,098
	Number of Shares	Fair Value
Realtek Semiconductor Corp.	7,040	$112,235
Renesas Electronics Corp.	18,400	247,535
Sanan Optoelectronics Co. Ltd., Class A	10,900	17,889
SG Micro Corp., Class A	195	2,353
Silergy Corp.	4,888	56,778
SK Hynix, Inc.	6,959	927,676
STMicroelectronics NV	7,375	161,551
Taiwan Semiconductor Manufacturing Co. Ltd.	320,557	9,027,841
Tongwei Co. Ltd., Class A	3,300	8,696
Trina Solar Co. Ltd., Class A	1,600	3,713
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	3,807
United Microelectronics Corp.	151,000	211,131
Vanguard International Semiconductor Corp.	12,366	35,204
Will Semiconductor Co. Ltd. Shanghai, Class A	740	13,619
		12,933,953
Silver - 0.0% *
Pan American Silver Corp.	3,911	101,005
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	5,900	61,710
Coca-Cola Europacific Partners PLC	2,300	200,169
Coca-Cola Femsa SAB de CV	7,265	66,428
Coca-Cola HBC AG	2,346	106,168
Coca-Cola Icecek AS	13,728	19,334
Eastroc Beverage Group Co. Ltd., Class A	130	4,458
Fomento Economico Mexicano SAB de CV	22,800	222,703
Nongfu Spring Co. Ltd., Class H (c)	28,200	122,352
Suntory Beverage & Food Ltd.	1,600	52,946
Varun Beverages Ltd.	16,122	101,445
		957,713
Specialized Consumer Services - 0.0% *
OneSpaWorld Holdings Ltd.	2,162	36,300
Specialized Finance - 0.0% *
Banco Latinoamericano de Comercio Exterior SA	594	21,741
Chailease Holding Co. Ltd.	18,938	66,971
Far East Horizon Ltd.	23,000	18,831
Mitsubishi HC Capital, Inc.	10,500	71,366
Power Finance Corp. Ltd.	21,365	102,799
REC Ltd.	19,055	94,987
		376,695
Specialty Chemicals - 0.3%
Akzo Nobel NV	1,849	113,756
Arkema SA	663	50,715
Asian Paints Ltd.	4,147	113,304
Covestro AG (a)	1,944	124,735
Croda International PLC	1,541	58,500
DSM-Firmenich AG	2,028	200,564
EMS-Chemie Holding AG	82	55,866
Evonik Industries AG	3,070	66,487
Givaudan SA	101	433,567
Nippon Paint Holdings Co. Ltd.	10,200	76,828
Nitto Denko Corp.	7,700	142,852

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Novonesis (Novozymes) B, Class B	3,846	$223,710
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,798	4,545
Shin-Etsu Chemical Co. Ltd.	19,612	561,315
Sika AG	1,672	407,250
Syensqo SA	882	60,129
Symrise AG	1,442	149,346
Wanhua Chemical Group Co. Ltd., Class A	3,300	30,538
Zhejiang NHU Co. Ltd., Class A	2,592	7,987
		2,881,994
Steel - 0.2%
APL Apollo Tubes Ltd.	2,056	36,629
ArcelorMittal SA	5,102	147,229
Baoshan Iron & Steel Co. Ltd., Class A	26,900	26,635
BlueScope Steel Ltd.	5,224	69,780
China Steel Corp.	164,000	111,174
Eregli Demir ve Celik Fabrikalari TAS	44,106	26,164
Fortescue Ltd.	18,441	178,005
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	42,400	10,448
JFE Holdings, Inc.	6,800	83,731
Jindal Stainless Ltd.	5,001	33,833
Jindal Steel & Power Ltd.	5,210	55,137
JSW Steel Ltd.	8,644	106,611
Kumba Iron Ore Ltd.	1,082	18,358
Nippon Steel Corp.	10,600	227,534
NMDC Ltd.	37,929	30,324
Novolipetsk Steel PJSC GDR (a)(e)**	2,290	—
Novolipetsk Steel PJSC (e)**	4,980	—
POSCO Holdings, Inc.	912	173,926
Severstal PAO GDR (a)(e)**	3,070	—
Severstal PAO (e)**	695	—
Tata Steel Ltd.	76,532	136,717
Vale SA	46,240	457,746
		1,929,981
Systems Software - 0.0% *
360 Security Technology, Inc., Class A	4,700	6,724
Check Point Software Technologies Ltd. (a)	960	218,803
Oracle Corp. Japan	437	46,125
Tata Elxsi Ltd.	550	33,416
TOTVS SA	9,138	53,239
Trend Micro, Inc.	1,400	94,796
		453,103
Technology Distributors - 0.0% *
Synnex Technology International Corp.	21,178	45,865
Unisplendour Corp. Ltd., Class A	3,100	11,769
WPG Holdings Ltd.	25,938	48,988
		106,622
Technology Hardware, Storage & Peripherals - 0.6%
Acer, Inc.	43,000	46,406
Advantech Co. Ltd.	6,599	75,402
Asia Vital Components Co. Ltd.	5,000	70,800
	Number of Shares	Fair Value
Asustek Computer, Inc.	10,053	$187,048
Canon, Inc.	10,200	319,025
Catcher Technology Co. Ltd.	7,000	44,603
Compal Electronics, Inc.	62,225	60,485
FUJIFILM Holdings Corp.	12,245	235,307
Gigabyte Technology Co. Ltd.	7,000	52,065
IEIT Systems Co. Ltd., Class A	2,700	20,030
Inventec Corp.	39,249	50,836
Lenovo Group Ltd.	98,000	133,198
Lite-On Technology Corp.	28,693	79,689
Logitech International SA	1,653	140,059
Micro-Star International Co. Ltd.	10,000	49,379
Pegatron Corp.	29,251	74,758
Quanta Computer, Inc.	33,507	233,130
Ricoh Co. Ltd.	6,300	66,843
Samsung Electronics Co. Ltd.	61,711	2,446,561
Seiko Epson Corp.	3,400	54,634
Shenzhen Transsion Holdings Co. Ltd., Class A	725	9,065
Wistron Corp.	38,000	111,400
Wiwynn Corp.	1,000	50,640
Xiaomi Corp., Class B (a)(c)	214,200	1,355,600
		5,966,963
Textiles - 0.0% *
Eclat Textile Co. Ltd.	3,000	40,325
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,229	36,621
Bridgestone Corp.	6,196	249,660
Cheng Shin Rubber Industry Co. Ltd.	22,000	33,439
Cie Generale des Etablissements Michelin SCA	7,329	257,327
Hankook Tire & Technology Co. Ltd.	820	22,079
MRF Ltd.	38	49,951
Sailun Group Co. Ltd., Class A	2,300	4,577
Shandong Linglong Tyre Co. Ltd., Class A	1,500	3,672
		657,326
Tobacco - 0.2%
British American Tobacco PLC	21,844	895,443
Imperial Brands PLC	8,676	320,780
ITC Ltd.	39,072	186,694
Japan Tobacco, Inc.	13,107	361,344
KT&G Corp.	870	59,840
Smoore International Holdings Ltd. (c)	23,000	39,303
		1,863,404
Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	2,302	62,081
AddTech AB, Class B	3,072	90,031
AerCap Holdings NV	2,166	221,300
Ashtead Group PLC	4,769	257,646
Beijer Ref AB	4,587	64,570
BOC Aviation Ltd. (c)	2,700	21,097
Brenntag SE	1,426	92,336
Bunzl PLC	3,589	137,949
IMCD NV	672	89,340
ITOCHU Corp.	13,009	605,734
Marubeni Corp.	15,400	247,787
Mitsubishi Corp.	37,546	664,860

See Notes to Schedule of Investments.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Mitsui & Co. Ltd.	27,708	$523,957
MonotaRO Co. Ltd.	2,900	54,337
Posco International Corp.	924	31,153
Reece Ltd.	2,764	27,350
Rexel SA	2,665	71,751
SGH Ltd.	2,421	75,790
Sumitomo Corp.	11,900	272,350
Toromont Industries Ltd.	972	76,065
Toyota Tsusho Corp.	6,900	116,600
		3,804,084
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(c)	242	370,559
Edenred SE	2,607	84,632
EVERTEC, Inc.	1,383	50,853
Nexi SpA (a)(c)	3,615	19,261
Pagseguro Digital Ltd., Class A (a)	3,888	29,666
StoneCo Ltd., Class A (a)	6,131	64,253
Wise PLC, Class A (a)	7,853	96,320
		715,544
Water Utilities - 0.0% *
Beijing Enterprises Water Group Ltd.	50,000	14,436
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,800	103,288
Guangdong Investment Ltd.	48,000	35,345
Severn Trent PLC	2,906	95,062
United Utilities Group PLC	7,337	95,659
		343,790
Wireless Telecommunication Services - 0.4%
Advanced Info Service PCL NVDR	16,772	136,387
America Movil SAB de CV	253,400	180,591
Axiata Group Bhd.	36,600	14,810
Bharti Airtel Ltd.	32,521	657,454
CelcomDigi Bhd.	44,700	35,106
China United Network Communications Ltd., Class A	33,400	25,592
Etihad Etisalat Co.	5,628	91,522
Far EasTone Telecommunications Co. Ltd.	25,000	69,646
Intouch Holdings PCL NVDR	5,700	13,732
Intouch Holdings PCL	6,833	16,415
KDDI Corp.	33,714	534,137
Maxis Bhd.	22,600	17,300
Mobile Telecommunications Co. KSCP	12,439	19,350
Mobile TeleSystems PJSC (e)**	3,970	—
MTN Group Ltd.	21,702	145,408
PLDT, Inc.	960	21,305
Rogers Communications, Inc., Class B	3,888	103,815
SK Telecom Co. Ltd.	599	22,563
SoftBank Corp.	313,800	439,061
SoftBank Group Corp.	10,515	539,460
Taiwan Mobile Co. Ltd.	24,946	87,784
Tele2 AB, Class B	6,503	87,752
TIM SA	11,600	36,455
Turkcell Iletisim Hizmetleri AS	18,445	46,534
Vodacom Group Ltd.	8,348	57,169
Vodafone Group PLC	221,719	208,170
	Number of Shares	Fair Value
Vodafone Idea Ltd. (a)	327,703	$25,922
		3,633,440
Total Common Stock (Cost $280,304,080)		294,302,208
Preferred Stock - 0.2%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG 8.70%	676	50,945
Dr. Ing hc F Porsche AG 5.01% (c)	1,352	67,643
Hyundai Motor Co. 8.16%	117	11,869
Hyundai Motor Co. 8.18%	349	35,155
Porsche Automobil Holding SE 7.40%	1,825	68,657
Volkswagen AG 9.64%	2,253	229,658
		463,927
Diversified Banks - 0.1%
Banco Bradesco SA 8.79%	78,925	174,585
Bancolombia SA 9.25%	6,273	63,052
Itau Unibanco Holding SA 7.61%	70,180	384,862
Itausa SA 9.59%	76,976	127,002
		749,501
Electric Utilities - 0.0% *
Cia Energetica de Minas Gerais 13.48%	26,707	47,841
Cia Paranaense de Energia - Copel 4.08%	20,200	36,713
		84,554
Household Products - 0.0% *
Henkel AG & Co. KGaA 2.51%	1,842	146,414
Integrated Oil & Gas - 0.0% *
Petroleo Brasileiro SA 16.56%	54,500	353,586
Surgutneftegas PAO (e)**	115,200	—
		353,586
Life Sciences Tools & Services - 0.0% *
Sartorius AG 0.35%	311	72,427
Specialty Chemicals - 0.0% *
Sociedad Quimica y Minera de Chile SA 0.52%	2,053	81,549
Steel - 0.0% *
Gerdau SA 4.94%	19,596	55,356
Technology Hardware, Storage & Peripherals - 0.0% *
Samsung Electronics Co. Ltd. 2.30%	10,542	341,217
Total Preferred Stock (Cost $2,647,862)		2,348,531
Rights - 0.0%*
Diversified Banks - 0.0% *
Itausa SA (expiring 04/11/25) (a) (Cost $0)	1,059	553

See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Warrant - 0.0%
Application Software - 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a)(e)** (Cost $0)	238	$—
Total Foreign Equity (Cost $282,951,942)		296,651,292

	Principal Amount
Bonds and Notes - 5.2%
U.S. Treasuries - 5.2%
U.S. Treasury Inflation-Indexed Bonds
0.13% 02/15/51 - 02/15/52	$1,313,990	749,911
0.25% 02/15/50	673,271	411,050
0.63% 02/15/43	683,803	526,128
0.75% 02/15/42 - 02/15/45	1,791,078	1,393,575
0.88% 02/15/47	578,917	438,281
1.00% 02/15/46 - 02/15/49	1,198,250	928,832
1.38% 02/15/44	851,725	741,616
1.50% 02/15/53	753,264	626,872
1.75% 01/15/28	795,921	808,948
2.13% 02/15/40 - 02/15/54	1,784,242	1,764,503
2.38% 01/15/27 - 02/15/55	1,123,984	1,147,844
2.50% 01/15/29	591,720	617,885
3.38% 04/15/32	447,330	500,022
3.63% 04/15/28	746,195	799,623
3.88% 04/15/29	627,893	689,996
U.S. Treasury Inflation-Indexed Notes
0.13% 04/15/26 - 01/15/32	13,892,644	13,194,011
0.25% 07/15/29	1,266,473	1,213,241
0.38% 01/15/27 - 07/15/27	3,073,361	3,039,486
0.50% 01/15/28	1,442,101	1,416,216
0.63% 07/15/32	2,027,737	1,892,727
0.75% 07/15/28	1,530,977	1,512,826
0.88% 01/15/29	1,062,866	1,045,989
1.13% 01/15/33	1,999,181	1,914,958
1.25% 04/15/28	1,529,998	1,530,207
1.38% 07/15/33	2,034,003	1,984,226
1.63% 10/15/27 - 10/15/29	3,398,302	3,450,081
1.75% 01/15/34	2,159,451	2,155,613
1.88% 07/15/34	1,872,533	1,889,942
2.13% 04/15/29 - 01/15/35	3,080,708	3,168,348
2.38% 10/15/28	1,659,088	1,728,465
Total Bonds and Notes (Cost $55,299,813)		53,281,422

	Number of Shares
Exchange Traded & Mutual Funds - 27.8%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,983,361	27,033,210
SPDR Bloomberg High Yield Bond ETF (g)	438,798	41,817,449
SPDR Portfolio Aggregate Bond ETF (g)	6,651,814	169,887,330
SPDR Portfolio Long Term Corporate Bond ETF (g)	1,634,965	36,901,160
	Number of Shares	Fair Value
SPDR Portfolio Long Term Treasury ETF (g)	392,884	$10,710,018
Total Exchange Traded & Mutual Funds (Cost $284,000,248)		286,349,167
Total Investments in Securities (Cost $902,362,860)		971,018,334
Short-Term Investments - 5.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (g)(h) (Cost $59,858,011)	59,858,011	59,858,011
Total Investments (Cost $962,220,871)		1,030,876,345
Other Assets and Liabilities, net - 0.0%*		312,727
NET ASSETS - 100.0%		$1,031,189,072

See Notes to Schedule of Investments.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at March 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	June 2025	2	$403,763	$416,217	$12,454
MSCI Emerging Markets Index Futures	June 2025	14	796,150	777,560	(18,590)
MSCI EAFE Mini Index Futures	June 2025	27	3,332,565	3,262,005	(70,560)
E-mini Russell 1000 Index Futures	June 2025	9	1,398,990	1,390,365	(8,625)
E-mini Russell 2000 Index Futures	June 2025	4	402,565	405,420	2,855
					$(82,466)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to $8,529,380 or 0.83% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(d)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(e)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$315,380,846	$19,355,607	$0(a)	$334,736,453
Foreign Equity	44,561,741	252,089,551	0(a)	296,651,292
U.S. Treasuries	—	53,281,422	—	53,281,422
Exchange Traded & Mutual Funds	286,349,167	—	—	286,349,167
Short-Term Investments	59,858,011	—	—	59,858,011
Total Investments in Securities	$706,149,765	$324,726,580	$—	$1,030,876,345
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	15,309	—	—	15,309
Long Futures Contracts - Unrealized Depreciation	(97,775)	—	—	(97,775)
Total Other Financial Instruments	$(82,466)	$—	$—	$(82,466)

(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2025.
The Fund was invested in the following countries/territories at March 31, 2025 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	71.22%
Japan	3.99%
China	3.21%
Canada	2.22%
United Kingdom	2.11%
India	1.84%
Germany	1.82%
France	1.79%
Taiwan	1.70%
Australia	1.22%
Republic of Korea	0.92%
Switzerland	0.89%
Netherlands	0.72%
Sweden	0.59%
Spain	0.55%
Italy	0.54%
Brazil	0.50%
Denmark	0.43%
Saudi Arabia	0.40%
Hong Kong	0.34%
Singapore	0.33%
South Africa	0.32%
Mexico	0.20%
Finland	0.19%
Ireland	0.18%
Israel	0.15%
Belgium	0.14%
Thailand	0.14%
Malaysia	0.13%
United Arab Emirates	0.13%
Norway	0.12%
Indonesia	0.12%
Poland	0.10%
Kuwait	0.08%
Qatar	0.08%
Chile	0.06%
Turkey	0.06%
Greece	0.06%
Philippines	0.05%
New Zealand	0.05%
Austria	0.04%
Luxembourg	0.03%
Hungary	0.03%
Portugal	0.03%
Peru	0.02%
Puerto Rico	0.02%
Czech Republic	0.02%
Macau	0.02%
Colombia	0.01%
Bermuda	0.01%
UAE	0.01%
Zambia	0.01%
Cameroon	0.01%
Jersey, Channel Islands	0.01%
Congo	0.01%
Romania	0.01%
Monaco	0.01%
Jordan	0.01%
See Notes to Schedule of Investments.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
Egypt	0.00%***
Bahamas	0.00%***
Argentina	0.00%***
Ghana	0.00%***
Panama	0.00%***
Guernsey	0.00%***
Cayman Islands	0.00%***
Malta	0.00%***
Isle Of Man	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2025 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	27.78%	0.00%	27.78%
Diversified Banks	0.78%	4.68%	5.46%
Semiconductors	2.23%	1.25%	3.48%
Pharmaceuticals	1.70%	0.94%	2.64%
Technology Hardware, Storage & Peripherals	1.73%	0.61%	2.34%
Interactive Media & Services	1.51%	0.68%	2.19%
Systems Software	1.84%	0.04%	1.88%
Broadline Retail	0.92%	0.80%	1.72%
Application Software	1.01%	0.50%	1.51%
Integrated Oil & Gas	0.75%	0.51%	1.26%
Aerospace & Defense	0.60%	0.64%	1.24%
Automobile Manufacturers	0.44%	0.74%	1.18%
Biotechnology	1.01%	0.15%	1.16%
Electric Utilities	0.44%	0.49%	0.93%
Healthcare Equipment	0.68%	0.17%	0.85%
Packaged Foods & Meats	0.49%	0.32%	0.81%
Transaction & Payment Processing Services	0.74%	0.07%	0.81%
Industrial Machinery & Supplies & Components	0.38%	0.39%	0.77%
Life & Health Insurance	0.13%	0.62%	0.75%
Property & Casualty Insurance	0.39%	0.35%	0.74%
Regional Banks	0.64%	0.06%	0.70%
Integrated Telecommunication Services	0.21%	0.47%	0.68%
Semiconductor Materials & Equipment	0.20%	0.47%	0.67%
IT Consulting & Other Services	0.18%	0.46%	0.64%
Restaurants	0.35%	0.28%	0.63%
Multi-Sector Holdings	0.50%	0.12%	0.62%
Electrical Components & Equipment	0.34%	0.26%	0.60%
Trading Companies & Distributors	0.23%	0.37%	0.60%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Apparel, Accessories & Luxury Goods	0.06%	0.54%	0.60%
Industrial Conglomerates	0.11%	0.48%	0.59%
Financial Exchanges & Data	0.31%	0.27%	0.58%
Asset Management & Custody Banks	0.33%	0.24%	0.57%
Movies & Entertainment	0.50%	0.07%	0.57%
Multi-Line Insurance	0.03%	0.50%	0.53%
Consumer Staples Merchandise Retail	0.46%	0.05%	0.51%
Oil & Gas Exploration & Production	0.32%	0.19%	0.51%
Specialty Chemicals	0.20%	0.29%	0.49%
Investment Banking & Brokerage	0.33%	0.10%	0.43%
Diversified Metals & Mining	0.01%	0.42%	0.43%
Construction Machinery & Heavy Transportation Equipment	0.19%	0.23%	0.42%
Wireless Telecommunication Services	0.07%	0.35%	0.42%
Life Sciences Tools & Services	0.29%	0.12%	0.41%
Building Products	0.23%	0.17%	0.40%
Household Products	0.30%	0.10%	0.40%
Personal Care Products	0.05%	0.35%	0.40%
Soft Drinks & Non-alcoholic Beverages	0.31%	0.09%	0.40%
Food Retail	0.08%	0.32%	0.40%
Construction & Engineering	0.15%	0.23%	0.38%
Multi-Utilities	0.19%	0.19%	0.38%
Research & Consulting Services	0.17%	0.21%	0.38%
Oil & Gas Storage & Transportation	0.16%	0.22%	0.38%
Hotels, Resorts & Cruise Lines	0.23%	0.15%	0.38%
Managed Healthcare	0.36%	0.00%	0.36%
Tobacco	0.18%	0.18%	0.36%
Rail Transportation	0.13%	0.21%	0.34%
Communications Equipment	0.25%	0.08%	0.33%
Gold	0.04%	0.29%	0.33%
Apparel Retail	0.14%	0.16%	0.30%
Healthcare Supplies	0.13%	0.16%	0.29%
Steel	0.09%	0.20%	0.29%
Consumer Finance	0.21%	0.08%	0.29%
Interactive Home Entertainment	0.05%	0.24%	0.29%
Electronic Components	0.08%	0.20%	0.28%
Oil & Gas Refining & Marketing	0.09%	0.19%	0.28%
Industrial Gases	0.14%	0.12%	0.26%
Home Improvement Retail	0.25%	0.01%	0.26%
Electronic Equipment & Instruments	0.11%	0.14%	0.25%
Construction Materials	0.15%	0.10%	0.25%
See Notes to Schedule of Investments.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Healthcare Services	0.20%	0.04%	0.24%
Internet Services & Infrastructure	0.10%	0.13%	0.23%
Consumer Electronics	0.02%	0.21%	0.23%
Human Resource & Employment Services	0.14%	0.08%	0.22%
Air Freight & Logistics	0.09%	0.12%	0.21%
Retail REITs	0.15%	0.06%	0.21%
Diversified Capital Markets	0.00%	0.21%	0.21%
Insurance Brokers	0.19%	0.01%	0.20%
Reinsurance	0.08%	0.12%	0.20%
Brewers	0.01%	0.17%	0.18%
Automotive Parts & Equipment	0.06%	0.12%	0.18%
Heavy Electrical Equipment	0.05%	0.13%	0.18%
Gas Utilities	0.07%	0.10%	0.17%
Diversified Financial Services	0.07%	0.10%	0.17%
Home Building	0.15%	0.02%	0.17%
Distillers & Vintners	0.02%	0.14%	0.16%
Oil & Gas Equipment & Services	0.15%	0.01%	0.16%
Environmental & Facilities Services	0.14%	0.01%	0.15%
Diversified Support Services	0.09%	0.06%	0.15%
Healthcare Facilities	0.09%	0.06%	0.15%
Industrial REITs	0.09%	0.06%	0.15%
Automotive Retail	0.13%	0.02%	0.15%
Commodity Chemicals	0.04%	0.10%	0.14%
Electronic Manufacturing Services	0.04%	0.10%	0.14%
Diversified Real Estate Activities	0.00%	0.13%	0.13%
Health Care REITs	0.13%	0.00%	0.13%
Casinos & Gaming	0.05%	0.08%	0.13%
Independent Power Producers & Energy Traders	0.02%	0.10%	0.12%
Passenger Airlines	0.06%	0.06%	0.12%
Cable & Satellite	0.11%	0.00%	0.11%
Marine Transportation	0.01%	0.10%	0.11%
Real Estate Development	0.00%	0.11%	0.11%
Healthcare Distributors	0.09%	0.01%	0.10%
Real Estate Services	0.07%	0.03%	0.10%
Data Processing & Outsourced Services	0.07%	0.03%	0.10%
Passenger Ground Transportation	0.08%	0.02%	0.10%
Agricultural & Farm Machinery	0.08%	0.01%	0.09%
Telecom Tower REITs	0.09%	0.00%	0.09%
Fertilizers & Agricultural Chemicals	0.04%	0.05%	0.09%
Real Estate Operating Companies	0.00%	0.09%	0.09%
Education Services	0.06%	0.03%	0.09%
Other Specialty Retail	0.06%	0.03%	0.09%
Advertising	0.04%	0.05%	0.09%
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Coal & Consumable Fuels	0.02%	0.07%	0.09%
Multi-Family Residential REITs	0.08%	0.00%	0.08%
Copper	0.03%	0.05%	0.08%
Diversified Chemicals	0.00%	0.08%	0.08%
Footwear	0.06%	0.02%	0.08%
Water Utilities	0.04%	0.03%	0.07%
Cargo Ground Transportation	0.06%	0.01%	0.07%
Paper & Plastic Packaging Products & Materials	0.06%	0.01%	0.07%
Commercial & Residential Mortgage Finance	0.07%	0.00%	0.07%
Diversified REITs	0.04%	0.03%	0.07%
Tires & Rubber	0.01%	0.06%	0.07%
Mortgage REITs	0.06%	0.00%	0.06%
Office REITs	0.05%	0.01%	0.06%
Data Center REITs	0.06%	0.00%	0.06%
Other Specialized REITs	0.06%	0.00%	0.06%
Leisure Products	0.03%	0.03%	0.06%
Airport Services	0.00%	0.06%	0.06%
Agricultural Products & Services	0.03%	0.02%	0.05%
Technology Distributors	0.04%	0.01%	0.05%
Aluminum	0.01%	0.04%	0.05%
Healthcare Technology	0.04%	0.01%	0.05%
Renewable Electricity	0.01%	0.04%	0.05%
Food Distributors	0.04%	0.01%	0.05%
Specialized Finance	0.01%	0.04%	0.05%
Paper Products	0.01%	0.04%	0.05%
Motorcycle Manufacturers	0.00%	0.05%	0.05%
Metal, Glass & Plastic Containers	0.03%	0.01%	0.04%
Self Storage REITs	0.04%	0.00%	0.04%
Hotel & Resort REITs	0.04%	0.00%	0.04%
Security & Alarm Services	0.02%	0.02%	0.04%
Oil & Gas Drilling	0.03%	0.01%	0.04%
Leisure Facilities	0.02%	0.02%	0.04%
Household Appliances	0.01%	0.03%	0.04%
Highways & Railtracks	0.00%	0.04%	0.04%
Single-Family Residential REITs	0.03%	0.00%	0.03%
Drug Retail	0.00%	0.03%	0.03%
Alternative Carriers	0.03%	0.00%	0.03%
Distributors	0.02%	0.01%	0.03%
Office Services & Supplies	0.02%	0.00%	0.02%
Silver	0.01%	0.01%	0.02%
Timber REITs	0.02%	0.00%	0.02%
Commercial Printing	0.00%	0.02%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Home Furnishing Retail	0.01%	0.01%	0.02%
Publishing	0.02%	0.00%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
See Notes to Schedule of Investments.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Industry	Domestic	Foreign	Total
Marine Ports & Services	0.00%	0.02%	0.02%
Forest Products	0.00%	0.01%	0.01%
Computer & Electronics Retail	0.01%	0.00%	0.01%
Housewares & Specialties	0.00%	0.00%	0.00%***
Textiles	0.00%	0.00%	0.00%***
			89.02%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	5.17%

Short-Term Investments	Percentage (based on Fair Value)
Short-Term Investments	5.81%
100.00%

***	Less than 0.005%.
See Notes to Schedule of Investments.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
SPDR Bloomberg High Yield Bond ETF	1,076,703	$102,792,835	$696,926	$61,674,404	$(371,839)	$373,931	438,798	$41,817,449	$1,120,214
SPDR Portfolio Aggregate Bond ETF	6,657,752	166,377,223	22,866,321	22,553,454	(861,528)	4,058,768	6,651,814	169,887,330	1,002,073
SPDR Portfolio Long Term Corporate Bond ETF	—	—	36,915,376	796,615	13,966	768,433	1,634,965	36,901,160	166,863
SPDR Portfolio Long Term Treasury ETF	—	—	10,647,156	—	—	62,862	392,884	10,710,018	—
State Street Corp.	1,861	182,657	17,144	48,353	9,478	(21,170)	1,561	139,756	1,414
State Street Institutional U.S. Government Money Market Fund - Class G Shares	87,067,707	87,067,707	114,005,091	141,214,787	—	—	59,858,011	59,858,011	708,043
TOTAL		$356,420,422	$185,148,014	$226,287,613	$(1,209,923)	$5,242,824		$319,313,724	$2,998,607
See Notes to Schedule of Investments.
94	State Street Total Return V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.4% †
Alternate Housing - 5.3%
American Homes 4 Rent, Class A	3,310	$125,151
Invitation Homes, Inc.	21,220	739,517
Sun Communities, Inc.	1,780	228,979
		1,093,647
Data Center - 12.3%
Digital Realty Trust, Inc.	6,350	909,892
Equinix, Inc.	2,018	1,645,376
		2,555,268
Healthcare - 18.9%
Alexandria Real Estate Equities, Inc.	1,540	142,465
American Healthcare REIT, Inc.	7,752	234,886
Healthcare Realty Trust, Inc.	4,820	81,458
Healthpeak Properties, Inc.	29,220	590,828
National Health Investors, Inc.	1,650	121,869
Omega Healthcare Investors, Inc.	5,370	204,490
Ventas, Inc.	13,540	931,011
Welltower, Inc.	10,430	1,597,980
		3,904,987
Hotel - 2.7%
DiamondRock Hospitality Co.	14,547	112,303
Host Hotels & Resorts, Inc.	25,320	359,797
Pebblebrook Hotel Trust	5,620	56,931
Sunstone Hotel Investors, Inc.	3,952	37,188
		566,219
Industrial - 12.4%
Americold Realty Trust, Inc.	8,120	174,255
First Industrial Realty Trust, Inc.	4,130	222,855
Lineage, Inc.	2,780	162,991
LXP Industrial Trust	9,860	85,289
Prologis, Inc.	13,990	1,563,942
Rexford Industrial Realty, Inc.	9,080	355,482
		2,564,814
Multifamily - 11.1%
Camden Property Trust	5,400	660,420
Equity Residential	9,380	671,420
Mid-America Apartment Communities, Inc.	900	150,822
UDR, Inc.	17,868	807,098
		2,289,760
Net Lease - 8.5%
Agree Realty Corp.	5,010	386,722
Broadstone Net Lease, Inc.	9,280	158,131
NETSTREIT Corp.	7,200	114,120
NNN REIT, Inc.	7,350	313,478
Realty Income Corp.	13,600	788,936
		1,761,387
Office - 4.4%
BXP, Inc.	4,660	313,106
Cousins Properties, Inc.	10,750	317,125
Empire State Realty Trust, Inc., Class A	8,020	62,716
	Number of Shares	Fair Value
Vornado Realty Trust	5,820	$215,282
		908,229
Regional Malls - 3.8%
Macerich Co.	6,410	110,060
Simon Property Group, Inc.	4,040	670,963
		781,023
Self Storage - 8.1%
CubeSmart	5,690	243,020
Extra Space Storage, Inc.	5,740	852,332
Public Storage	1,975	591,098
		1,686,450
Shopping Centers - 6.7%
Brixmor Property Group, Inc.	15,820	420,021
Federal Realty Investment Trust	2,590	253,354
Kimco Realty Corp.	18,840	400,161
Kite Realty Group Trust	13,800	308,706
		1,382,242
Specialty - 5.2%
American Tower Corp.	230	50,048
Iron Mountain, Inc.	5,300	456,012
Lamar Advertising Co., Class A	2,070	235,525
VICI Properties, Inc.	10,620	346,424
		1,088,009
Total Common Stock (REITs) (Cost $16,932,187)		20,582,035
Short-Term Investments - 0.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (a)(b) (Cost $51,424)	51,424	51,424
Total Investments (Cost $16,983,611)		20,633,459
Other Assets and Liabilities, net - 0.3%		68,656
NET ASSETS - 100.0%		$20,702,115
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.

Abbreviations:
REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.
State Street Real Estate Securities V.I.S. Fund	95

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments
March 31, 2025 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$20,582,035	$—	$—	$20,582,035
Short-Term Investments	51,424	—	—	51,424
Total Investments in Securities	$20,633,459	$—	$—	$20,633,459

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	144,695	$144,695	$659,275	$752,546	$—	$—	51,424	$51,424	$897
See Notes to Schedule of Investments.
96	State Street Real Estate Securities V.I.S. Fund

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2025 (Unaudited)

Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2025, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
97

State Street Variable Insurance Series Funds, Inc.
Notes to Schedule of Investments
March 31, 2025 (Unaudited)

•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2025 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date.  Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
During the period ended March 31,2025, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street U.S. Equity V.I.S. Fund	Equitization of cash
State Street S&P 500 Index V.I.S. Fund	Equitization of cash
State Street Premier Growth Equity V.I.S. Fund	Equitization of Cash
State Street Small-Cap Equity V.I.S. Fund	Equitization of cash
State Street Income V.I.S. Fund	Management of Interest Rate Risk
State Street Total Return V.I.S. Fund	Equitization of cash
To-Be-Announced Transactions
The State Street Income V.I.S. Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period, the State Street Income V.I.S. Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or whenissued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
98